      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 21, 1999



                                                      REGISTRATION NOS. 33-85442
                                                                        811-8828

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                -----------------


                                    FORM N-4


                                -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 7                   [X]



                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                                AMENDMENT NO. 10                          [X]



                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        NEW ENGLAND LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                 DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

   NAME AND ADDRESS OF AGENT FOR
              SERVICE:                               COPY TO:

          H. James Wilson                    Stephen E. Roth, Esquire
Executive Vice President and General    Sutherland Asbill & Brennan LLP
              Counsel                     1275 Pennsylvania Avenue, N.W.
     New England Life Insurance            Washington, D.C. 20004-2404
              Company
        501 Boylston Street
    Boston, Massachusetts 02117


  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [ ] on (date) pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [X] on April 10, 1999 pursuant to paragraph (a)(1) of Rule 485
  Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

                      NEW ENGLAND LIFE INSURANCE COMPANY

                 Individual Variable Annuity Contract Profile

                            AMERICAN GROWTH SERIES

                              April 30, 1999

  This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the Prospectus which accompanies this Profile. Please read the Prospectus carefully.

  "We," "us," and "our" refer to New England Life Insurance Company. "You" and "your" refer to the owner of a Contract.

  1. What is the Contract? The Contract is an individual variable annuity contract that provides a means of investing on a tax-deferred basis through the New England Variable Annuity Separate Account (the "Variable Account") in one or more of thirteen series of the New England Zenith Fund (the "Funds"). The Contract is intended for individuals and some qualified and non-qualified retirement plans. It provides a death benefit and annuity payment options, some of which provide guaranteed income or guaranteed payment periods.

  The Funds offer a range of investment objectives, from conservative to aggressive. Your investment in the Funds is not guaranteed and you could lose some or all of any money you allocate to the Funds.

  In most states you may allocate all or part of your Contract value to the "Fixed Account." We guarantee interest on amounts allocated to the Fixed Account at an effective annual rate of at least 3%. We may credit a higher rate of interest. The Fixed Account option offers you an opportunity to protect your principal and earn a guaranteed rate of interest.

  The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the annuity phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The annuity phase begins when you begin receiving payments under one of the annuity payment options described in Section 2. The amount of money accumulated under your Contract during the accumulation phase determines the amount of your annuity payments during the annuity phase.

  2. What are my annuity options? The Contract offers the following annuity payment options, either in a fixed or variable form:

  . Income for a specified number of years;

  . Income for life;

  . Income for life, but guaranteed for at least 10 years (this is your default option);

  . Income for life, but guaranteed for at least 20 years;

  . Income to age 100;

  . Income for two lives, while either is still living;

  . Income for two lives, but guaranteed for at least 10 years; and

  . Income for two lives, with full payments while both are living and two-thirds to the survivor.

  We may make other annuity payment options available from time to time. The Contract, when issued, will provide for the third option in variable form, beginning at age 95 (or the maximum age permitted by state law). During the accumulation phase, you may select another option, and/or start annuity payments (that is, annuitize) at an earlier date by surrendering the Contract. If annuity payments start less than 7 years after you make an investment in the Contract, charges may apply.

  3. How do I purchase a Contract? The minimum initial investment is currently $5,000, and any subsequent investments must be at least $250, with certain exceptions described in the prospectus. We may refuse to accept any purchase payment that would cause your Contract Value, including the value of all other Contracts that you own with us, to exceed $1,000,000. Currently, we will not accept any investment that would cause your Contract Value, including the value of all other Contracts you own with us to exceed $5,000,000.

  You are eligible to purchase a Contract if you are an individual, employer, trust, corporation, partnership, custodian, or any entity specified in an eligible employee benefit plan. A Contract may have joint owners. The Contract may be purchased for use with the following retirement plans which offer Federal tax benefits under the Internal Revenue Code (the "Code"):

  Qualified Plans--plans qualified under Section 401(a) or 403(a) of the Code.

  TSA Plans--certain annuity plans under Section 403(b) of the Code.

  IRAs--individual retirement accounts under Section 408(a) of the Code and individual retirement annuities under Section 408(b) of the Code.

  Roth IRAs--Roth individual retirement accounts under Section 408A of the Code.

  SEPs and SARSEPs--simplified employee pension plans and salary reduction simplified employee pension plans under Section 408(k) of the Code.

  SIMPLE IRAs--simple retirement accounts under Section 408(p) of the Code.

  457 Plans--eligible deferred compensation plans under Section 457 of the Code.

  Governmental Plans--governmental plans within the meaning of Section 414(d) of the Code.

The Contract may not yet be available to all of the foregoing plans, pending appropriate state approvals. You should consult a qualified advisor about using the Contract with those plans. We may make the Contract available for use with Section 401(k) plans. The Contract is not currently available for use with other plans, including TSA plans subject to the Employee Retirement Income Security Act of 1974.

  4. What are my investment options under the Contract? You can allocate your investment to one or more subaccounts (within limits), which in turn invest in the below Funds.

    Loomis Sayles Small Cap Series         Salomon Brothers Strategic Bond
  Morgan Stanley International Magnum           Opportunities Series
             Equity Series              Back Bay Advisors Bond Income Series
      Alger Equity Growth Series          Salomon Brothers U.S. Government
   Goldman Sachs Midcap Value Series                   Series
      Davis Venture Value Series        Back Bay Advisors Money Market Series
   Westpeak Growth and Income Series
                                              MFS Investors Series
     Loomis Sayles Balanced Series
                                          MFS Research Manager Series

In addition, the Fixed Account is available in some states.

  5. What are the expenses under the Contract?

  Administration Charges. To cover the costs of the administrative services that we provide for the Contracts, we impose a daily charge at an annual rate of .10% of the daily net assets attributable to your Contract. We also impose an "administration contract charge" each year equal to the lesser of 2% of your total contract value and $30 to help cover the costs of the administrative services that we provide for the Contracts. We waive this charge in certain circumstances.

  Mortality and Expense Risk Charge. As compensation for assuming mortality and expense risks under the Contract, we impose a daily charge at an annual rate of 1.30% of the daily net assets of each sub-account. This charge, as a percentage of your contract value, is guaranteed not to increase over the life of your Contract.

  Contingent Deferred Sales Charge. No charge for sales expenses is deducted from your purchase payments when they are made. We do not impose a contingent deferred sales charge ("CDSC") on withdrawals up to a certain amount each year (the "free withdrawal amount"). We do, however, impose a CDSC upon the occurrence of a "CDSC event," one of which is a withdrawal or surrender (including a surrender to start annuity payments) in excess of the free withdrawal amount. All of the CDSC events are described in the Prospectus.

  The CDSC is deducted only from the investments that we received from you within seven years of the CDSC event according to the following schedule:

               Number of Years Since We  Applicable
               Received the Investment   CDSC Charge
               ------------------------  -----------
                  1.....................       7%
                  2.....................       6%
                  3.....................       5%
                  4.....................       4%
                  5.....................       3%
                  6.....................       2%
                  7.....................       1%
                  Thereafter............       0%

We will waive the CDSC in certain circumstances.

  Premium Tax Charges. Some states (currently South Dakota) impose a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the death proceeds (including application of the death proceeds to the beneficiary continuation provision). Other states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the contract value on that date. Deductions for state premium tax charges currently range from 1/2% to 2.25% of the contract value (or, if applicable, purchase payments or death proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment and from 1% to 3 1/2% of the contract value (or, if applicable, death proceeds) for all other Contracts.

  Other Expenses. In addition to our charges under the Contract, each Fund deducts amounts from its assets to pay for its advisory fees and other expenses.

  The following chart is designed to help you understand the charges in the Contract. The column "Total Annual Charges" shows the total of the administration contract charge (which is represented as . %), the .10% administration asset charge, the 1.30% mortality and expense risk charge, and the investment charges for each Fund for the year ended December 31, 1998 (as a percentage of average net assets after giving effect to any current expense cap or expense deferral). Charges and expenses represent amounts for the Midcap Value Series based on the management fee approved by shareholders of the Series that became effective on May 1, 1998, and other expenses actually incurred for the Series for 1998. The next two columns show the dollar amount of charges you would pay assuming that you invested $1,000 in a Contract which earns 5% annually and further assuming that you surrender your Contract or that you elect to annuitize under a period certain option for a specified period of less than 15 years: (1) at the end of one year, and (2) at the end of ten years. In the first example, a CDSC will be charged because you would be surrendering or annuitizing the Contract within seven years of making the investment. In the second example, there would be no CDSC. We are also assuming that no premium taxes have been assessed in either example. For more detailed information, see the Expense Table in the Prospectus for the Contract.

                            Total    Total Annual          Examples of Total Expenses
                           Annual    Fund Charges   Total     Paid at the End of:
                          Insurance    for Year    Annual  -----------------------------
Fund                       Charges  Ended 12/31/98 Charges   One Year        Ten Years
----                      --------- -------------- ------- ------------    -------------
Small Cap...............    1.46%           %           %    $               $
International Magnum Eq-
 uity...................    1.46%           %           %
Equity Growth...........    1.46%           %           %
Midcap Value............    1.46%           %           %
Venture Value...........    1.46%           %           %
Growth and Income.......    1.46%           %           %
Balanced................    1.46%           %           %
Strategic Bond Opportu-
 nities.................    1.46%           %           %
Bond Income.............    1.46%           %           %
U.S. Government.........    1.46%           %           %
Money Market............    1.46%           %           %
Investors...............        %           %           %
Research Manager........        %           %           %

  6. How will my investment in the Contract be taxed? You should consult a qualified tax advisor with regard to your Contract. Generally, taxation of earnings under variable annuities is deferred until amounts are withdrawn or distributions are made. This deferral is designed to encourage long-term personal savings and supplemental retirement plans. Certain penalties may apply if amounts are withdrawn prematurely. The taxable portion of a withdrawal or distribution is taxed as ordinary income.

  Special rules apply if the owner of a Contract is not a natural person. Generally, such an owner must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year.

  7. Do I have access to my money? You have access to your money during the accumulation phase by surrendering your Contract or withdrawing part of the value of your Contract at any time. Under Contracts issued under certain tax benefited retirement plans, you may also take a loan against its value. If you make a withdrawal, you must withdraw at least $100 and the remaining value of your Contract must be at least $1,000.

  Certain charges, such as the administration contract charge, CDSC, and premium tax charges, may be deducted on a surrender or withdrawal. Moreover, a withdrawal or surrender may cause you to incur income taxes or penalties under the Federal tax laws.

  After annuitization, under certain annuity options, you may withdraw the commuted value of the remaining payments.

  8. How have the Funds performed? The following chart shows the total returns for each Fund for each of the last 10 years (or less if the Fund began less than 10 years ago), based on a $1,000 purchase payment. The total returns are adjusted to reflect all Contract expenses and deductions described above except the CDSC and premium tax charges. If applied, these charges would reduce the performance figures in the chart. Please remember that past performance is not a guarantee of future results.

Fund                      1998 1997    1996     1995  1994    1993    1992    1991   1990  1989
----                      ---- -----   -----   ------ -----   -----   -----   -----  ----  ----
Small Cap...............       21.20 % 26.44 % 24.06%   N/A     N/A     N/A     N/A   N/A   N/A
International Magnum Eq-
 uity...................       (5.56)%  2.23 %  1.76%   N/A     N/A     N/A     N/A   N/A   N/A
Equity Growth...........       21.98 %  9.50 % 43.64%   N/A     N/A     N/A     N/A   N/A   N/A
Midcap Value............       13.48 % 13.45 % 25.40% (4.65)%   N/A     N/A     N/A   N/A   N/A
Venture Value...........       29.81 % 21.85 % 34.35%   N/A     N/A     N/A     N/A   N/A   N/A
Growth and Income.......       29.50 % 14.02 % 31.40% (5.58)%   N/A     N/A     N/A   N/A   N/A
Balanced................       12.35 % 12.78 % 20.06%   N/A     N/A     N/A     N/A   N/A   N/A
Strategic Bond Opportu-
 nities.................        7.16 % 10.14 % 14.73%   N/A     N/A     N/A     N/A   N/A   N/A
Bond Income.............        7.71 %  1.49 % 17.57% (6.53)%  9.06 %  4.59 % 13.95% 4.11% 8.08%
U.S. Government.........        4.22 % (0.85)% 10.43%   N/A     N/A     N/A     N/A   N/A   N/A
Money Market............        1.42 %  1.18 %  1.71%  0.01 % (0.96)% (0.14)%  2.19% 4.03% 4.96%
Investors...............  N/A
Research Analyst........  N/A

  9. Does the Contract have a death benefit? Yes. If you, the owner, die (or, annuitant if the owner is not an individual) prior to the annuity phase of the Contract, the Beneficiary receives a death benefit. The death benefit will be the greater of two values: (1) the value of your Contract next determined after the later of the date when we receive due proof of death or an election of continuation or payment from the beneficiary; and (2) the minimum guaranteed death benefit under the Contract, which we calculate using a formula described in the Prospectus.

  10. Is there anything else I should know? The Contract has several additional features that you may be interested in, including the following:

  Transfer Privilege. You can transfer from $100 to $500,000 of your Contract's value from one Fund to another free of charge. During the accumulation phase of the Contract, you can make as many transfers among the Funds as you like. However, different rules apply to transfers to and from the Fixed Account. Also, during the annuity phase, if you have chosen a variable payment option, you can only make one transfer between Funds per year, without our consent, and you cannot make transfers to the Fixed Account. We reserve the right to charge a transfer fee (although we do not currently do so) and to limit the number and amount of transfers in some circumstances.

  Dollar Cost Averaging. We offer an automated transfer privilege called "dollar cost averaging." Under this feature, you can instruct us to make monthly transfers from any one of your investment options to any other investment options, subject to certain limitations. A minimum of $100 must be transferred to each investment option that you select under this feature.

  Systematic Withdrawals. This feature allows you to have a portion of your Contract value withdrawn automatically on a monthly basis during the accumulation phase. As long as the amount of each withdrawal is at least $100, you can elect a fixed dollar amount or elect to have your Contract's investment gain withdrawn. Certain limitations may apply. Of course, you may have to pay taxes and a CDSC on these withdrawals.

  Free Look Right. You have a "free look right"; i.e., the right to return the Contract to us or your sales representative for cancellation within a certain number of days (usually 10, although this varies from state to state). If you exercise this right, we will cancel the Contract as of the day we receive your request and send you its value on that day. The value may be more or less than your initial investment in the Contract. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

  11. Who can I contact for more information? You can write to us at New England Annuities, P.O. Box 642, Boston, Massachusetts 02116, or call us at
(800) 435-4117. You can also get a recording of daily unit values by calling
(800) 333-2501. You can also request a copy of the Prospectus or Statement of Additional Information from New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

                            AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts
                                   Issued by
                      New England Life Insurance Company

                         Supplement dated April 30, 1999
                        to Prospectus dated April 30, 1999

  For Contracts issued in Texas, the minimum guaranteed death benefit will be recalculated on the sixth Contract Anniversary, and every sixth year anniversary thereafter until the Contract Owner's (or, if applicable, the Annuitant's) 76th birthday to determine whether a higher (but never a lower) guarantee will apply. (For a jointly owned Contract, this recalculation will be made every six years until the 71st birthday of the older Contract Owner.) For more information about the minimum guaranteed death benefit, see "Payment on Death Prior to Annuitization."



VA-154-98

                            AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts
                                   Issued By

             New England Variable Annuity Separate Account of
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

  This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds.

Loomis Sayles Small Cap Series           Salomon Brothers Strategic Bond
Morgan Stanley International Magnum       Opportunities Series
 Equity Series                           Back Bay Advisors Bond Income Series
Alger Equity Growth Series               Salomon Brothers U.S. Government
Goldman Sachs Midcap Value Series         Series
Davis Venture Value Series               Back Bay Advisors Money Market Series
Westpeak Growth and Income Series
                                         MFS Investors Series
Loomis Sayles Balanced Series
                                         MFS Research Manager Series

  In most states you may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

  Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

  You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 1999. The SAI is filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-56 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 399 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015.

  The Securities and Exchange Commission has not approved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                              April 30, 1999

  THE PROSPECTUS FOR THE ELIGIBLE FUNDS IS ATTACHED. PLEASE READ AND KEEP IT FOR REFERENCE.

  THE CONTRACTS HAVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                           PAGE
                                                                           ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.........................  A-4
HIGHLIGHTS................................................................  A-5
EXPENSE TABLE.............................................................  A-7
ACCUMULATION UNIT VALUES.................................................. A-10
HOW THE CONTRACT WORKS.................................................... A-12
THE COMPANY............................................................... A-13
THE VARIABLE ACCOUNT...................................................... A-13
INVESTMENTS OF THE VARIABLE ACCOUNT....................................... A-13
 Investment Advice........................................................ A-14
 Substitution of Investments.............................................. A-16
GUARANTEED OPTION......................................................... A-16
THE CONTRACTS............................................................. A-16
 Purchase Payments........................................................ A-16
 Allocation of Purchase Payments.......................................... A-17
 Contract Value and Accumulation Unit Value............................... A-17
 Ten Day Right to Review.................................................. A-17
 Payment on Death Prior to Annuitization.................................. A-18
 Transfer Privilege....................................................... A-20
 Dollar Cost Averaging.................................................... A-21
 Surrenders............................................................... A-21
 Systematic Withdrawals................................................... A-22
 Loan Provision for Certain Tax Benefited Retirement Plans................ A-23
 Disability Benefit Rider................................................. A-25
 Suspension of Payments................................................... A-25
 Ownership Rights......................................................... A-25
 Requests and Elections................................................... A-26
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUC-
 TIONS.................................................................... A-27
 Administration Contract Charges.......................................... A-27
 Administration Asset Charge.............................................. A-27
 Mortality and Expense Risk Charge........................................ A-28
 Contingent Deferred Sales Charge......................................... A-28
 Premium Tax Charge....................................................... A-30
 Other Expenses........................................................... A-31
ANNUITY PAYMENTS.......................................................... A-31
 Election of Annuity...................................................... A-31
 Annuity Options.......................................................... A-32
 Amount of Variable Annuity Payments...................................... A-33
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS............................ A-33
FEDERAL INCOME TAX STATUS................................................. A-34
 Introduction............................................................. A-34
 Taxation of the Company.................................................. A-34
 Tax Status of the Contract............................................... A-35
 Taxation of Annuities.................................................... A-36
 Qualified Contracts...................................................... A-37
 Withholding.............................................................. A-41
 Possible Changes in Taxation............................................. A-41
 Other Tax Consequences................................................... A-41
 General.................................................................. A-41

                                                                            PAGE
                                                                            ----
VOTING RIGHTS.............................................................. A-42
DISTRIBUTION OF CONTRACTS.................................................. A-42
THE FIXED ACCOUNT.......................................................... A-42
 Contract Value and Fixed Account Transactions............................. A-43
 Year 2000 Compliance Issues .............................................. A-43
INVESTMENT PERFORMANCE INFORMATION......................................... A-44
FINANCIAL STATEMENTS....................................................... A-44
APPENDIX A: Consumer Tips.................................................. A-45
APPENDIX B: Contingent Deferred Sales Charge............................... A-46
APPENDIX C: Premium Tax.................................................... A-47
APPENDIX D: Exchanged Contracts............................................ A-48

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

  We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

  ACCOUNT. A sub-account of the Variable Account or the Fixed Account.

  ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

  ANNUITANT. The person on whose life the Contract is issued.

  ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

  ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

  BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

  CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

  DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

  FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments under most Contracts. The Fixed Account provides guarantees of principal and interest.

  MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

  PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

  VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

  VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

  Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

THE CONTRACTS:

  The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.")

PURCHASE PAYMENTS:

  Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date (except under Contracts issued in Pennsylvania or New York), or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 86. (See "Purchase Payments.")

OWNERSHIP:

  A Purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

  For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

  You may allocate purchase payments net of certain charges to the sub-accounts or to the Fixed Account (if available under your Contract). You can allocate your contract value to a maximum of ten Accounts (including the Fixed Account) at any time.

  You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between Accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market-timing." (See "Transfer Privilege.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, you can make one transfer per year without our consent. Special limits apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

  We apply the following charges to your Contract:

  . premium tax charge, in some states

  . mortality and expense risk charge equal to an annual rate of 1.30% of the Variable Account's daily net assets

  . administration asset charge equal to an annual rate of .10% of the Variable Account's daily net assets

  . annual contract administration charge equal to the lesser of $30 and 2% of contract value

  . a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions.

  Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  We do not deduct a sales charge from purchase payments.

TEN DAY RIGHT TO REVIEW:

  After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

  If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

  Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

SURRENDERS:

  Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Status.")

  A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

  In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year or (2) the excess of Contract Value over purchase payments that are subject to Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchase Payments (as a percentage of pur-
     chase payments).....................................................    0%
    Maximum Contingent Deferred Sales Charge(2) (as a percentage of each
     purchase payment)...................................................    7%
    Transfer Fee(3)......................................................   $ 0
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4).....................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(as a percentage of average net assets)
    Mortality and Expense Risk Charge.................................... 1.30%
    Administration Asset Charge..........................................  .10%
                                                                          -----
        Total Separate Account Annual Expenses........................... 1.40%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED 12/31/98
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER CURRENT EXPENSE CAP OR EXPENSE DEFERRAL)(6)

                                   MORGAN
                         LOOMIS    STANLEY                 GOLDMAN         WESTPEAK
                         SAYLES INTERNATIONAL               SACHS   DAVIS   GROWTH   LOOMIS
                         SMALL     MAGNUM     ALGER EQUITY MIDCAP  VENTURE   AND     SAYLES
                          CAP      EQUITY        GROWTH     VALUE   VALUE   INCOME  BALANCED
                         SERIES    SERIES        SERIES    SERIES* SERIES   SERIES   SERIES
                         ------ ------------- ------------ ------- ------- -------- --------
Management Fee.......... 1.00%      .90%          .75%      .75%    .75%     .70%     .70%
Other Expenses..........   --
                         -----      ----          ----      ----    ----     ----     ----
  Total Series Operating
   Expenses.............

                            SALOMON     BACK BAY  SALOMON   BACK BAY
                            BROTHERS    ADVISORS  BROTHERS  ADVISORS            MFS
                         STRATEGIC BOND   BOND      U.S.     MONEY     MFS    RESEARCH
                         OPPORTUNITIES   INCOME  GOVERNMENT  MARKET  INVESTOR MANAGER
                             SERIES      SERIES    SERIES    SERIES  SERIES** SERIES**
                         -------------- -------- ---------- -------- -------- --------
Management Fee..........      .65%        .40%      .55%      .35%     .75%     .75%
Other Expenses..........
                              ----        ----      ----      ----     ----     ----
  Total Series Operating
   Expenses.............

--------

 * Goldman Sachs Midcap Value Series bases its annual operating expenses on the management fee approved by shareholders of the Series that became effective on May 1, 1998, and other expenses actually incurred for the Series for 1998.

** MFS Investor Series and MFS Research Series each bases its estimated annual operating expenses on the management fee approved by the Zenith Fund Board of Trustees on March ,1999.

EXAMPLE (NOTE: The examples below are hypothetical. Although we base them on the expenses shown in the expense tables above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(7)) For purchase payments allocated to each of the Series indicated:

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on the underlying New England Zenith
   Fund Series and 2) that you surrender your Contract or that you elect to annuitize under a period certain option for a specified period of less than 15 years, at the end of each time period (a contingent deferred sales charge will apply at the end of 1 year, 3 years and 5 years):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................   $       $       $       $
     Morgan Stanley International Magnum Equi-
      ty.......................................
     Alger Equity Growth.......................
     Goldman Sachs Midcap Value................
     Davis Venture Value.......................
     Westpeak Growth and Income................
     Loomis Sayles Balanced....................
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Back Bay Advisors Bond Income.............
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Money Market............
     MFS Investor Series.......................
     MFS Research Manager Series...............

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on the underlying New England Zenith
   Fund Series and 2) that you do not surrender your Contract or that you elect to annuitize under a life contingency option, or under a period certain option for a minimum specified period of 15 years, at the end of each time period (no contingent deferred sales charge will apply)(8):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................   $       $       $       $
     Morgan Stanley International Magnum Equi-
      ty.......................................
     Alger Equity Growth.......................
     Goldman Sachs Midcap Value................
     Davis Venture Value.......................
     Westpeak Growth and Income................
     Loomis Sayles Balanced....................
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Back Bay Advisors Bond Income.............
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Money Market............
     MFS Investor Series.......................
     MFS Research Manager Series...............

--------
NOTES:

(1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable, purchase payments).

(2) The Contingent Deferred Sales Charge applies to each purchase payment and declines annually over the first seven year period the purchase payment is invested in the Contract until it reaches 0% for that purchase payment.

(3) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

(4) This charge is not imposed after annuitization.

(5) These charges are not imposed on the Fixed Account.

(6) Total Series Operating Expenses are based on the amount of such expenses applied against assets at December 31, 1998, after giving effect to the applicable voluntary expense cap or expense deferral. For the Loomis Sayles Small Cap Series, Total Series Operating Expenses take into account a voluntary cap on expenses by TNE Advisers, Inc. ("TNE Advisers"), the Series investment adviser, which will bear all expenses that exceed 1.00% of average daily net assets. Absent this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1998 would have
    been   %. Total Series Operating Expenses for the Goldman Sachs Midcap
    Value (formerly Loomis Sayles Avanti Growth), Westpeak Growth and Income, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are after giving effect to a voluntary expense cap. For each of these Series, TNE Advisers bears those expenses (other than the management fee) that exceed 0.15% of average daily net assets. Without this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Goldman Sachs Midcap Value (formerly Loomis Sayles Avanti Growth)
    for the year ended December 31, 1998 would have been   %. For the six
    other Series shown, the Total Series Operating Expenses are after giving effect to a voluntary expense deferral. As of May 1, 1998 the Goldman Sachs Midcap Value is subject to the voluntary expense deferral described below for the six other Series shown with an annual expense limit of .90% of net assets. Under the deferral, expenses which exceed a certain limit are paid by TNE Advisers in the year they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: 1.30% of average daily net assets for the Morgan Stanley International Magnum Equity Series; .90% of average daily net assets for the Alger Equity Growth and Davis Venture Value Series; .85% of average daily net assets for the Loomis Sayles Balanced and Salomon Brothers Strategic Bond Opportunities Series; .70% of average daily net assets for the Salomon
    Brothers U.S. Government Series;   % of average daily net assets for the
    MFS Investor Series; and   % of average daily net assets for the MFS
    Research Manager Series. Absent the expense deferral, Total Series Operating Expenses for these Series for the year ended December 31, 1998
    would have been:   % for Morgan Stanley International Magnum Equity
    Series;   % for Loomis Sayles Balanced Series;   % for Salomon Brothers
    Strategic Bond Opportunities Series;   % for Salomon Brothers U.S.
    Government Series;   % for MFS Investor Series; and   % for MFS Research
    Manager Series. Total Series Operating Expenses for Davis Venture Value
    Series would have been   %, however, pursuant to the expense deferral
    arrangement,   % was carried over from a previous year in which operating expenses exceeded the limit. The expense cap and deferral arrangements are voluntary and may be terminated at any time. See the attached prospectus of the New England Zenith Fund for more complete information.

(7) In these examples, the average Administration Contract Charge of   % has
    been used. (See (4), above.)

(8) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option.

-------------------------------------------------------------------------------

                         ACCUMULATION UNIT VALUES

       (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

               NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                      CONDENSED FINANCIAL INFORMATION

                                                                   NUMBER OF
                                                                  ACCUMULATION
                                     ACCUMULATION                    UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                     BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                        PERIOD     END OF PERIOD (IN THOUSANDS)
                                     ------------- ------------- --------------
Small Cap Sub-account
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 12/31/98..............
International Magnum Equity Sub-ac-
 count
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 12/31/98..............
Equity Growth Sub-account
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 12/31/98..............
Midcap Value Sub-account
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 05/01/98..............
 05/02/98 to 12/31/98..............
Venture Value Sub-account
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 12/31/98..............
Growth and Income Sub-account
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 12/31/98..............
Balanced Sub-account
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 12/31/98..............
Strategic Bond Opportunities Sub-
 account
 04/19/95* to 12/31/95.............
 01/01/96 to 12/31/96..............
 01/01/97 to 12/31/97..............
 01/01/98 to 12/31/98..............

--------

*Date on which the sub-account first became available.

                                                                    NUMBER OF
                                                                   ACCUMULATION
                                      ACCUMULATION                    UNITS
                                      UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                      BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                         PERIOD     END OF PERIOD (IN THOUSANDS)
                                      ------------- ------------- --------------
Bond Income Sub-account
 04/19/95* to 12/31/95...............
 01/01/96 to 12/31/96................
 01/01/97 to 12/31/97................
 01/01/98 to 12/31/98................
U.S. Government Sub-account
 04/19/95* to 12/31/95...............
 01/01/96 to 12/31/96................
 01/01/97 to 12/31/97................
 01/01/98 to 12/31/98................
Money Market Sub-account
 04/19/95* to 12/31/95...............
 01/01/96 to 12/31/96................
 01/01/97 to 12/31/97................
 01/01/98 to 12/31/98................

--------

*Date on which the sub-account first became available.


                                                  HOW THE CONTRACT WORKS
       PURCHASE PAYMENT                         CONTRACT VALUE                    DAILY DEDUCTION FROM VARIABLE ACCOUNT
 . You can make a one-time             . You allocate payments to your            . We deduct a mortality and
   investment or establish an            choice, within limits, of Eligible         expense risk charge of 1.30% on
   ongoing investment program,           Funds and/or the Fixed Account.            an annualized basis from the
   subject to the Company's            . The Contract Value reflects                Contract Value daily.
   minimum and maximum                   purchase payments, investment            . We deduct an Administration
   purchase payment guidelines.          experience, interest credited              Asset Charge of 0.10% on an
                                         on Fixed Account allocations,              annualized basis from the
      ADDITIONAL PAYMENTS                partial surrenders, loans                  Contract Value daily.
 . Generally may be made at any          and Contract charges.                    . Investment advisory fees and
   time, (subject to Company           . The Contract Value invested in             operating expenses are deducted
   limits), but no purchase              the Eligible Funds is not                  from the Eligible Fund assets
   payments allowed: (1) during the      guaranteed.                                daily.
   seven years immediately             . Earnings in the contract are free
   preceding the Maturity Date           of any current income taxes (see                ANNUAL CONTRACT FEE
   (except under Contracts issued        page A-35).                              . We deduct a $30 Administration
   in Pennsylvania or New York); or    . You may change the allocation              Contract Charge from the Contract
   (2) after a Contract Owner (or        of future payments, within limits,         Value in the Variable Account
   the Annuitant, if not owned in an     at any time.                               on each anniversary while the
   individual capacity) reaches        . Prior to annuitization, you may            Contract is in-force, other
   age 86.                               transfer Contract Value among              than under a Payment Option.
 . Minimum $250 with certain             accounts, currently free of                (May be waived for certain large
   exceptions (see page A-16).           charge. (Special limits apply to           Contracts.) We deduct a pro rata
                                         the Fixed Account and to                   portion on full surrender and at
         LOANS                           situations that involve                    annuitization.
 . Loans are available to                "market timing.")
   participants of certain tax         . Contract Value may not be                        SURRENDER CHARGE
   qualified pension plans (see          allocated among more than ten            . Consists of Contingent Deferred
   page A-23).                           Accounts (including the Fixed              Sales Charge based on purchase
                                         Account) at any time.                      payments made (see pages
      SURRENDERS                                                                    A-28 to A-30).
 . Up to the greater of: 10% of the       RETIREMENT BENEFITS
   Contract Value at the beginning     . Lifetime income options.                      PREMIUM TAX CHARGE
   of the Contract Year; and the       . Fixed and/or variable payout             . Where applicable, we deduct a
   excess of the Contract Value          options.                                   premium tax charge from the
   over purchase payments that are     . Retirement benefits may be                 Contract Value when annuity
   subject to the Contingent             taxable.                                   benefits commence (and, in certain
   Deferred Sales Charge on the        . Premium tax charge may apply.              states, at the earliest of: full
   date of surrender, can be                                                        or partial surrender; annuitization;
   withdrawn each year without                                                      or payment of the Death Proceeds
   incurring a Contingent                                                           due to the death of a Contract
   Deferred Sales Charge, subject                                                   Owner or, if applicable, of
   to any applicable tax law                                                        the Annuitant).
   restrictions.
 . Surrenders may be taxable.                                                           ADDITIONAL BENEFITS
 . Prior to age 59 1/2 a 10% penalty                                              . You pay no taxes on your
   tax may apply. (A 25% penalty                                                    investment as long as it
   tax may apply upon surrender                                                     remains in the Contract.
   from a SIMPLE IRA within                                                       . You may surrender the Contract at
   the first two years.)                                                            any time for its Contract Value,
 . Premium tax charge may apply.                                                    less any applicable Contingent
                                                                                    Deferred Sales Charge, subject
    DEATH PROCEEDS                                                                  to any applicable tax law
 . Guaranteed not to be less than                                                   restrictions.
   your total purchase payments                                                   . We may waive the Contingent
   adjusted for any prior surrenders                                                Deferred Sales Charge on
   or outstanding loans (and, where                                                 evidence of terminal illness,
   applicable, net of premium tax                                                   confinement to a nursing home,
   charges).                                                                        or permanent and total disability,
 . Death proceeds may be taxable.                                                   if this benefit is available in
 . Premium tax charge may apply.                                                    your state.

                                  THE COMPANY

  We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company. On August 30, 1996, Metropolitan Life Insurance Company ("MetLife") bought New England Mutual Life Insurance Company. MetLife became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. Our Home Office is at 501 Boylston Street, Boston, Massachusetts 02116.

  We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                             THE VARIABLE ACCOUNT

  We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

  The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than 10 Accounts (including the Fixed Account) at any one time. The Company reserves the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

  Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

  LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series seeks long-term capital growth from investments in common stocks or their equivalent. The Series invests primarily in stocks of small capitalization companies with good earnings growth potential that its subadviser believes are undervalued by the market. Normally, the Series will invest at least 65% of its assets in companies with market capitalization in the range of the market capitalization of those companies which make up the Russell 2000 Index at the time of investment.

  MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES (FORMERLY DRAYCOTT INTERNATIONAL EQUITY SERIES)

  The Morgan Stanley International Magnum Equity Series seeks long-term capital appreciation through investment primarily in equity securities of non-U.S. issuers, in accordance with the weightings of countries included in the Morgan Stanley Capital International EAFE Index, determined by the Series' subadviser. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of at least three different countries outside the United States.

  ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series seeks long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater.

  GOLDMAN SACHS MIDCAP VALUE SERIES (FORMERLY LOOMIS SAYLES AVANTI GROWTH
SERIES)

  The Goldman Sachs Midcap Value Series seeks long-term capital appreciation. The Series invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment.

  DAVIS VENTURE VALUE SERIES (FORMERLY VENTURE VALUE SERIES)

  The Davis Venture Value Series seeks growth of capital. The Series will primarily invest in domestic common stocks that its subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

  WESTPEAK GROWTH AND INCOME SERIES (FORMERLY WESTPEAK VALUE GROWTH SERIES)

  The Westpeak Growth and Income Series seeks long-term total return (capital appreciation and dividend income) through investment primarily in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

  LOOMIS SAYLES BALANCED SERIES

  The Loomis Sayles Balanced Series seeks reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on its subadviser's view of the economic and investment outlook.

  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series seeks a high level of total return consistent with preservation of capital. Assets will be allocated among U.S. Government obligations, mortgage backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) (or unrated but deemed to be of equivalent quality in the subadviser's judgment) and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. Depending on market conditions, the Series may invest without limit in below investment grade fixed-income securities. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

  BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series seeks to provide a high level of current income consistent with protection of capital.

  SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series seeks to provide a high level of current income consistent with preservation of capital and maintenance of liquidity. The Series invests primarily in debt obligations (including mortgage-backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities, or derivative securities (such as collateralized mortgage obligations) backed by such securities.

  BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series seeks the highest possible level of current income consistent with preservation of capital. The Series invests in a variety of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

  MFS INVESTOR SERIES

  The MFS Investor Series seeks to provide reasonable current income and long-term growth of capital and income.

  MFS RESEARCH MANAGER SERIES

  The MFS Research Manager Series seeks to provide long-term growth of capital and future income.

INVESTMENT ADVICE

  TNE Advisers, Inc., an indirect subsidiary of the Company, serves as investment adviser for the Eligible Funds. Each of the Eligible Funds also has a subadviser.

SERIES                    SUB-ADVISER
------                    -----------
Back Bay Advisors Bond
 Income Series........... Back Bay Advisors, L.P.*
Back Bay Advisors Money
 Market Series........... Back Bay Advisors, L.P.*
Westpeak Growth and
 Income Series........... Westpeak Investment Advisors, L.P.*
Loomis Sayles Small Cap
 Series.................. Loomis Sayles & Company, L.P.*
Loomis Sayles Balanced
 Series.................. Loomis Sayles & Company, L.P.*
Morgan Stanley
 International Magnum
 Equity Series........... Morgan Stanley Dean Witter Investment Management Inc.
Alger Equity Growth
 Series.................. Fred Alger Management, Inc.
Goldman Sachs Midcap
 Value Series............ Goldman Sachs Asset Management**
Davis Venture Value
 Series.................. Davis Selected Advisers, L.P.***
Salomon Brothers U.S.
 Government Series....... Salomon Brothers Asset Management Inc.
Salomon Brothers
 Strategic Bond
 Opportunities****....... Salomon Brothers Asset Management Inc.
MFS Investor Series...... Massachusetts Financial Services Company
MFS Research Manager
 Series.................. Massachusetts Financial Services Company

--------

   *An affiliate of New England Life Insurance Company.

  ** The Goldman Sachs Midcap Value Series' subadviser was Loomis Sayles &
     Company, L.P., until May 1, 1998 when Goldman Sachs Asset Management became the subadviser.

 *** Davis Selected Advisers may delegate any of its responsibilities to Davis
     Selected Advisers--NY, Inc., a wholly owned subsidiary of Davis Selected.

**** The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

  Each of the Eligible Funds is a Series of the New England Zenith Fund (the "Zenith Fund"). The attached Zenith Fund prospectus contains more complete information on each Series. You should read that prospectus carefully before investing.The Zenith Fund's Statement of Additional Information also contains more information on each Series. You may obtain the Statement of Additional Information free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Series is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another Eligible Fund or Funds without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission.

                               GUARANTEED OPTION

  You may allocate purchase payments to the Fixed Account in states that have approved the Fixed Account option. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

  In some states, the Contracts that are available provide a different minimum guaranteed death benefit and impose a lower mortality and expense risk charge. Consult with your agent regarding the Contracts available in your state when you are considering purchasing a contract.

PURCHASE PAYMENTS

  Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, the following exceptions may apply.

  . When the Contract is bought as part of an individual retirement account under Section 408(a) of the Code or individual retirement annuity under
    Section 408(b) of the Code (both referred to as "IRAs"), and a Roth IRA under Section 408A of the Code ("Roth IRA") the minimum initial purchase payment we will accept is $2,000, or if you choose to have monthly purchase payments withdrawn from your bank checking account or New England Cash Management Trust account, a service known as the Master Service Account arrangement ("MSA") we will accept a minimum of $100.

  . For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

  . For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through MSA. If you would like to exchange a New England Variable Fund I ("Fund I"), New England

   Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

  We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We will not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.

  NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE (EXCEPT UNDER CONTRACTS ISSUED IN PENNSYLVANIA OR NEW
YORK); OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 86.

  When we receive a completed application and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TEN DAY RIGHT TO REVIEW

  Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS

  You may allocate your purchase payments to the fixed account and to the Eligible Funds, up to a maximum of ten Accounts (including the Fixed Account). We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Home Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

  We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

  The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.40% of the average daily net asset value of the sub-account. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

  If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

  Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

  The Contract's Death Proceeds at any time will be the greater of:

    (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

    (2) the minimum guaranteed death benefit.

  During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments minus any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

    (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

    (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and less any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

 EXAMPLE:

     Assume that we issue your contract with a $10,000 purchase payment on 1/1/98. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/98, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.

     Assume that the Contract Value increases to $11,000 by 12/1/98, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700- .05($10,700)].

     Assume that on 12/31/98 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/98 is $10,165.

  Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law.

  If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

  The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

  There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death). See "Qualified Contracts--Distributions from the Contract."

  If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

  --BENEFICIARY CONTINUATION

  Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

  IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

  The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

  --SPECIAL OPTIONS FOR SPOUSES

  Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death:

    (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

    (2) to continue the Contract under the Beneficiary Continuation provision; or

    (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

  IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. All terms and conditions of the Contract that applied prior to the death will continue to apply, regardless of whether or not the Contract is qualified for tax benefited treatment under the Code, except that:

    a. We will not permit additional purchase payments or loans under Contracts issued in connection with a retirement plan qualifying for tax benefited treatment under Sections 401 or 403 of the Internal Revenue Code; and

    b. The Maturity Date will be reset, if necessary, based on the age of the surviving spouse.

  Except under Contracts issued in New York or Pennsylvania, if the reset Maturity Date would be less than seven years after the date of the most recent purchase payment made, no Contingent Deferred Sales Charge will apply under the Contract.

  We will not permit Spousal Continuation if:

    (1) the reset Maturity Date is greater than our permitted maximum;

    (2) at the time of your death, your surviving spouse is older than the maximum maturity age allowed under state law; or

    (3) at the original Maturity Date, your surviving spouse would be older than the maximum maturity age allowed under state law.

  Most states have a maximum maturity age of 95 except New York and Pennsylvania which have a maximum maturity age of 85.

  A surviving spouse who elects Beneficiary Continuation under a Contract that is qualified for tax-benefited treatment under the Code must begin to receive distributions from the Contract by the earlier of: (1) five years from the date of death; and (2) the year in which you would have reached age 70 1/2.

  If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

  Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See "Tax Status of the Contract--Diversification."

  Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, you may transfer this amount to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)

  Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option.

  We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request.

  For transfers that we determine are based on "market-timing" (e.g., transfers under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer), we will allow one transfer every 30 days. Each transfer is subject to a $500,000 maximum. We will treat as one transfer all transfers requested under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. If we process a transfer under one such Contract and, within the next 30 days, a transfer request for another Contract is determined by us to be related, we will not process the second transfer request.

  The above limitations on transfers that we determine to be based on market-timing do not apply to Contracts issued in New York. In New York as in all other states, however, transfers can be made under Powers of Attorney only with our consent.

  We will notify you, in advance, if we change the above transfer provisions.

  See "Requests and Elections" for information regarding transfers made by written request and by telephone.

  For special rules regarding transfers involving the Fixed Account, see "The Fixed Account." We limit transfers out of the Fixed Account as to amount. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See the Statement of Additional Information.

  We may distribute your Contract Value among no more than 10 Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

DOLLAR COST AVERAGING

  We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than 10 accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 to each account that you select under this feature. If we impose a transfer fee, we will count transfers made under the dollar cost averaging program against the number of transfers per year allowed free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

  For contracts purchased after    , 1999, and to the extent allowed by state
law, we reserve the right to credit an enhanced interest rate to initial payments which you deposit into the Fixed Account for the purpose of dollar cost averaging. For more information see "The Fixed Account" on page A-42 and the Statement of Additional Information.

SURRENDERS

  Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value reduced by the following amounts:

  . any applicable Contingent Deferred Sales Charge;

  . a pro rata portion of the Administration Contract Charge (on a full surrender only);

  . a premium tax charge (in certain states only); and

  . any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

  Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

  . The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

  . Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Status.")

  Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Status--Qualified Contracts.")

  How to surrender.

  . You must submit a request to our Home Office. (See "Requests and Elections.")

  . You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  . You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

  . We have to receive your surrender request in our Home Office prior to the Maturity Date or Contract Owner's death.

  We will normally pay surrender proceeds within seven days after receipt of a request at the Home Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")

  Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Home Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts in proportion to the amount of your Contract Value in each sub-account, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

  Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts we receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

  If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

  If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

  The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

  Contract loans are available to participants under TSA Plans that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000.

  We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

  When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and, if available under your Contract, to the Fixed Account) annually in accordance with your previous allocation instructions.

  Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

  You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years.) We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

  Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the

Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). (The loan application defines a default on the loan and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your contract) we will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. We will not accept an installment repayment of less than the amount billed. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, we will report the default to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued proposed regulations in December of 1995, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract.

  Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

  We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Section 401(a) and certain other employer-sponsored qualified plans. YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO AND COMPLIES WITH THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

  It is the responsibility of the trustee of a Qualified Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement. The terms of this agreement must comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. The plan loan agreement may differ from your Contract loan provisions and, if you are a participant in a Qualified Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations have requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations. It is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by a portion of the Contract Value which is held in the Company's general account. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

  The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. We strongly recommend that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  We will provide further information regarding loans upon request.

DISABILITY BENEFIT RIDER

  Subject to state availability, we intend to offer a disability benefit rider which may be purchased, provided the Annuitant satisfies our underwriting standards. This feature will be available only if you are under age 60 when we issue your Contract and if you plan to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider will provide that we will make monthly purchase payments subject to the terms and conditions of the rider. Consult your registered representative regarding the availability of this rider.

SUSPENSION OF PAYMENTS

  We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

OWNERSHIP RIGHTS

  During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

  These rights include the right to:

  . change the Beneficiary

  . assign the Contract (subject to limitations)

  . change the payment option

  . exercise all other rights, benefits, options and privileges allowed by the Contract or us.

  For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant. If you transfer ownership of the Contract under an ERISA "Pension Plan" to a non-spousal beneficiary, you may need spousal consent.

  Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

  Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

  If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

  Requests for sub-account transfers or reallocation of future purchase payments may be made:

  . By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

  . Through your Registered Representative

  . In writing to our Home Office, or

  . By fax (617-578-5412)

  We will automatically permit requests for transfer (that are within our current limits applicable to transfers) or reallocation by telephone. We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Home Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

  We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

  . Administration Contract Charge

  . Administration Asset Charge

  . Mortality and Expense Risk Charge

  . Contingent Deferred Sales Charge

  . Premium Tax Charge and Other Expenses

  We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. Eligible Fund operating expenses are shown on page A-7.

ADMINISTRATION CONTRACT CHARGE

  The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

  We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

  We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

  The Administration Asset Charge is equal to an annual rate of .10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

  We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.30% of the daily net assets of each such sub-account, of which .75% represents a mortality risk charge and .55% represents an expense risk charge. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

CONTINGENT DEFERRED SALES CHARGE

  We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or
(c) under Contracts issued in Pennsylvania or New York, the Maturity Date if at that date a purchase payment has been invested for less than seven years.

  When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the sub-accounts and the Fixed Account in the same proportion as the Contract Value surrendered.

  The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

            IF WITHDRAWN DURING YEAR               CHARGE
            ------------------------               ------
              1...................................   7%
              2...................................   6%
              3...................................   5%
              4...................................   4%
              5...................................   3%
              6...................................   2%
              7...................................   1%
            Thereafter............................   0%

  In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

  In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

 EXAMPLE:

     Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
  Situation 1:............     $12,500         $14,000       $4,000        $1,250        $4,000
  Situation 2:............     $11,000         $10,000       $    0        $1,100        $1,100

  We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

 EXAMPLE:

     Assume that you make a $10,000 purchase payment into the Contract on 6/1/98 and you make another $10,000 purchase payment on 2/1/99. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                            10% OF
                                                                         BEGINNING OF  MAXIMUM FREE
                              AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                            OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                            ---------------- ------------- ------------- ------------- ------------
  Situation 1: $7,000 par-
   tial
   surrender on 12/1/99...      $22,000         $25,000       $5,000        $2,200        $5,000

   The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/98 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                          HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
  Situation 2: $25,000
   surrender on 1/1/03....     $30,000         $33,000       $13,000       $3,000       $13,000

   The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/98 and $2,000 of the $10,000 purchase payment that you made on 2/1/99. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.

  Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

  If your Contract Value is less than your total purchase payments due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

  Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

  . After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (described under "Annuity Options"), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

  . On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

  . If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made. This waiver of the Contingent Deferred Sales Charge will not apply, however, if we issued your Contract in New York or Pennsylvania.

  . On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract was the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Status--Qualified Contracts.")

  We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or New England Mutual Life Insurance Company (now MetLife).

  We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing.

  If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we will credit the Contracts with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by the Company or its affiliated companies.

PREMIUM TAX CHARGE

  Some states (currently South Dakota) impose a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death

Proceeds to the Beneficiary Continuation provision). Other states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

  Deductions for state premium tax charges currently range from 1/2% to 2.25% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

  An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

  The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option).

  We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

  If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

  You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

  Variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments.")

  Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

  There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable (some options are not available for death proceeds).

  You select an annuity payment option by written request to us and subject to any applicable Federal tax law restrictions.

  The Contract offers the variable annuity payment options listed below.

    Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

    Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

    Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

    Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

  Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

  The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the assumed interest rate under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.

  See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.
--------

* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

  If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

  The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

  We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

  At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Current annuity purchase rates used to determine the amount of monthly payments will generally be more favorable if the Maturity Date is at least two Contract Years after the Contract Date. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

  For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs") and Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs");

    4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

INTRODUCTION

  The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, Qualified Contracts are Contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs and SARSEPs, SIMPLE IRAs, Roth IRAs, Section 457 Plans, and Governmental Plans. Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF THE COMPANY

  We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, we believe that the Variable Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

  Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Variable Account, then we may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

  We believe that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Account Value will not be taxable until amounts are received from the Contract, either in the form of Annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

  Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Funds must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Variable Account, through the Eligible Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Eligible Funds' assets may be invested.

  Owner Control. In some circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Contract Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

  The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code
Section 72(s). Other rules may apply to Qualified Contracts.

  The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

  In General. Section 72 of the Code governs taxation of annuities in general. We believe that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., withdrawals or annuity payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Contract Owners that are not natural persons may wish to discuss these with a competent tax advisor.

  The following discussion generally applies to a Contract owned by a natural person.

  Surrenders. In the case of a surrender under a Qualified Contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

  With respect to Non-Qualified Contracts, partial surrenders, including Systematic Withdrawals, are generally treated as taxable income to the extent that the Contract Value immediately before the surrender exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

  Annuity Payments. Although the tax consequences may vary depending on the annuity payment elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

  Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of a Contract Owner (or Annuitant if the Contract Owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or
(2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  Transfers, Assignments, Exchanges and Maturity Dates. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Multiple Contracts. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.

QUALIFIED CONTRACTS

  The Contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

  We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Contract Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract under applicable federal and state tax laws and ERISA.

  The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

(i) Plan Contribution Limits

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

  TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information about all the applicable limitations, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 1999 the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $31,000 and $41,000 for an individual, between $51,000 and $61,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $160,000 for 1999) or $30,000. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is $6,000. In addition, an employer may make a matching contribution to a SIMPLE IRA, typically of 2% or 3% of the compensation (as limited by the Code) of the employee. For more information concerning the contributions to IRAs, SEPs, SARSEPs, and SIMPLE IRAs you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from a Qualified Plan.

  ROTH IRAS

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns).You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

  SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The Plans may permit participants to specify the form of investment for their deferred compensation accounts. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

  QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

(ii) Distributions from the Contract

  MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1998 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an "eligible rollover distribution." Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

  QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS, ROTH IRAS AND GOVERNMENTAL PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP, SIMPLE IRA or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a divorce (in the case of IRAs) or a qualified domestic relations order. In the case of IRAs, SEPs, SARSEPs and SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

  Except under a Roth IRA, if the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over the life (or life expectancy) of the Beneficiary. If the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  For TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation. For Roth IRAs, distributions representing amounts attributable to contributions to a Roth IRA which has been established for five years or more are generally not taxed.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP, SARSEPs and SIMPLEs), Qualified Plans, TSA Plans and Governmental Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the Contract Owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

  SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement, and meets other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, generally SIMPLE IRAs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant's spouse, distribution must be completed within 15 years of death, regardless of the beneficiary's actual life expectancy.

WITHHOLDING

  Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain qualified contracts.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

  As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

GENERAL

  At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the initial premium is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same federal income tax treatment as the initial purchase payment under the Contract; we will not accept an additional purchase payment under a Contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

                                 VOTING RIGHTS

  We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

  Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

  We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

  We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                           DISTRIBUTION OF CONTRACTS

  New England Securities, the principal distributor of the Contracts, is a broker-dealer registered under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. New England Securities may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the contracts. We pay commissions to broker-dealers who sell the contracts an amount which generally does not exceed 7% of purchase payments. We may pay such compensation either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some combination of both.

                               THE FIXED ACCOUNT

  The contract has a Fixed Account option in those states where it has been approved by the state insurance department. In these states, you may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a Variable Account contract, allowing you to protect principal and earn a guaranteed rate of interest.

  Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the

Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an effective annual rate of at least 3%. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a rate higher than 3%, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

  Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

  A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

  Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special rules, however, apply to transfers involving the Fixed Account (see below).

  Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

  We limit the amount of Contract Value which you may transfer from the Fixed Account to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year, except with our consent. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. See Statement of Additional Information. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account.

  We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

  For more information on the Fixed Account please refer to the Statement of Additional Information.

                       YEAR 2000 COMPLIANCE ISSUES

  Like all financial services providers, we utilize systems that may be affected by Year 2000 transition issues, and we rely on a number of third parties including banks, custodians, and investment managers, that also may be affected. We and our affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. Additionally, it is anticipated that we will spend approximately $4.5--7.5 million on the conversion. It is difficult to predict whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. If we or our service providers are not successful in the Year 2000 transition, computer systems could fail or erroneous results or delays could occur when processing information after December 31, 1999. However, as of the date of this prospectus, it is not anticipated that you will experience negative effects on your investment, or on the services provided in connection therewith, as result of Year 2000 transition implementation. We currently anticipate that our systems will be Year 2000 compliant on or about December 31, 1998, with systems testing and compliance verification to follow. Service providers may not have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to Year 2000 transition.

                    INVESTMENT PERFORMANCE INFORMATION

  We may advertise or include in sales literature (i) total returns for the sub-accounts, (ii) non-standard returns for the sub-accounts and (iii) illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

STANDARD RETURN

  The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

  "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions will not include the Contingent Deferred Sales Charge. In addition, we may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

  We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day or the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and surrender value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and surrender value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or surrender value at the beginning and at the end of each year and dividing it by the beginning Contract Value or surrender value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or surrender value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

OTHER PERFORMANCE

  In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                           FINANCIAL STATEMENTS

  You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

  Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

  Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

  If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

  Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

  Toll-free telephone service:
                        --A recording of daily unit values is available by
                         calling 1-800-333-2501.

                        --Fund transfers and changes of future purchase
                         payment allocations can be made by calling 1-800-435-4117.

  Written Communications:
                        --All communications and inquiries regarding address
                         changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:

                           New England Annuities
                           P.O. Box 642
                           Boston, Mass 02116

                                  APPENDIX B

                       CONTINGENT DEFERRED SALES CHARGE

  The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of:
(1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

  As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                  APPENDIX C

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                      CONTRACTS USED WITH TAX
JURISDICTION          QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------          -------------------------- -------------------
California                       0.50%                  2.35%
District of Columbia             2.25%                  2.25%
Kentucky                         2.00%                  2.00%
Maine                              --                   2.00%
Nevada                             --                   3.50%
Puerto Rico                      1.00%                  1.00%
South Dakota                       --                   1.25%
West Virginia                    1.00%                  1.00%
Wyoming                            --                   1.00%

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                APPENDIX D

                           EXCHANGED CONTRACTS

  You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

  The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.


  If you exchange a Fund I, Preference or Zenith Accumulator variable annuity contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefits will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange.

  If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC. Also, that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT


                                                           ASSET-BASED
                                                           (MORTALITY &
                                                           EXPENSE AND     ADMINISTRATION
                                                           ADMIN. ASSET       CONTRACT
                                       CDSC                  CHARGE)           CHARGE           OTHER
                          ------------------------------- --------------   -------------- ----------------
  American Growth Series  7% of purchase payments;              1.40%      $30 (or 2% of  premium tax
   (AGS)                  declining to 0% after 7 years                    total          charge on
                                                                           Contract       purchase
                                                                           Value if       payments in
                                                                           less) --       South Dakota is
                                                                           waiver may     paid by us and
                                                                           apply          recovered later

  Fund I                  --none on exchange (will apply    approximately  3% of first    premium tax
                          to subsequent withdrawal from         1.35%      $46 2% of      charge taken
                          AGS)                               (including    excess         from purchase
                          --subsequent purchase payments     investment    (amounts will  payments in
                          will have AGS's CDSC              advisory fee)  be lower for   South Dakota
                                                                           single         --Sales Charge--
                                                                           purchase       maximum 6%
                                                                           payment
                                                                           contracts)

  Preference              --none on exchange (but will          1.25%      $30 --         premium tax
                          apply to subsequent withdrawal   (mortality and  no waiver      charge taken
                          from AGS)                         expense only;                 from purchase
                          --subsequent purchase payments         no                       payments in
                          will have AGS's CDSC             Administration                 South Dakota
                                                            Asset Charge)

  Zenith Accumulator      --none on exchange                    1.35%      $30            --transfer fee
                          --will apply on subsequent                                      of $10 if you
                          withdrawal from AGS using the                                   make more than
                          time table for Zenith                                           12 per year
                          Accumulator
                          --10 year, 6.5% (of Contract
                          Value) declining CDSC if you
                          have a Zenith Accumulator
                          Contract
                          --subsequent purchase payments
                          will have AGS's CDSC

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           -----
THE COMPANY...............................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT.................................  II-3
PERFORMANCE COMPARISONS...................................................  II-3
CALCULATION OF PERFORMANCE DATA...........................................  II-4
NET INVESTMENT FACTOR..................................................... II-17
ANNUITY PAYMENTS.......................................................... II-17
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................... II-19
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........................ II-24
EXPERTS................................................................... II-27
LEGAL MATTERS............................................................. II-27
APPENDIX A................................................................ II-28
FINANCIAL STATEMENTS......................................................   F-1

  If you would like a copy of the Statement of Additional Information, please complete the request form below and mail to:

  New England Securities Corporation
  399 Boylston Street
  Boston, Massachusetts 02116

             Please send a copy of the Statement of Additional
           Information for New England Variable Annuity Separate
           Account (American Growth Series) to:

           --------------------------------------------------------
           Name

           --------------------------------------------------------
           Street

           --------------------------------------------------------
           City                      State                       Zip

                       NEW ENGLAND LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                                BOSTON, MA 02116

                                    RECEIPT

  This is to acknowledge receipt of an American Growth Series Prospectus dated April 30, 1999. This Variable Annuity Contract is offered by New England Life Insurance Company.

_____________________________________     _____________________________________
               (Date)                             (Client's Signature)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                            AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                              APRIL 30,1999

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30,1999 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.




VA-155SAI-98

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3
Services Relating to the Variable Account.................................  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-17
Annuity Payments.......................................................... II-17
Hypothetical Illustrations of Annuity Income Payouts...................... II-19
Historical Illustrations of Annuity Income Payouts........................ II-23
The Fixed Account......................................................... II-26
Experts................................................................... II-27
Legal Matters............................................................. II-27
Appendix A................................................................ II-28
Financial Statements......................................................   F-1

                                  THE COMPANY

  New England Life Insurance Company ("The Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

  The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

  Auditors. Deloitte & Touche LLP, located at 125 Summer Street, Boston, Massachusetts 02110, conducts an annual audit of the Variable Account's financial statements.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1996, 1997 and 1998, the Company paid commissions in the
amount of $3,782,305.00, $5,081,873.33 and $       respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature for the Contracts and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, and the New England Zenith Fund (the "Zenith Fund") during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1994. The Contracts were not available before August, 1998. The Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Goldman Sachs Midcap Value Series (formerly the Loomis Sayles Avanti Growth Series) commenced operations on April 30, 1993. The Small Cap Series commenced operations on May 2, 1994. The six other Eligible Funds did not commence operations until October 31, 1994.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30 (and may be waived for certain large Contracts). Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1998 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1998 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1998. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-Account average annual total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Sub-Account performance for the periods prior to August 3, 1998 reflects a mortality and expense charge of 1.25%. Sub-Account performance for periods on or after that date reflects a mortality and expense charge of 1.30%. With a higher mortality and expense charge, performance for earlier periods would have been lower. The Contracts impose a mortality and expense risk charge of 1.30%. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding sub-account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Morgan Stanley International Magnum Equity Series*

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Goldman Sachs Midcap Value Series**

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Westpeak Growth and Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Loomis Sayles Balanced Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

--------
** The Goldman Sachs Midcap Value Series' Subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Morgan Stanley International Magnum Equity Series*

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Goldman Sachs Midcap Value Series**

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 Years...............................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Westpeak Growth and Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 Years...............................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Loomis Sayles Balanced Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 Years...............................................................    %
      10 years..............................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 Years...............................................................    %
      10 years..............................................................    %
      Since Inception of the Fund...........................................    %

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Hypothetical Illustrations of Annuity Income Payments" and "Historical Illustrations of Annuity Income Payments" in this Statement of Additional Information.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 1998 for the sub-account investing in the Back Bay Advisors Bond Income Series based on the assumptions used in the above table. The units column below shows the number of accumulation units hypothetically purchased by the $1000 investment in the Series in the first year. The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                          UNIT   CONTRACT SURRENDER ANNUAL TOTAL
   DATE                         UNITS    VALUE    VALUE     VALUE      RETURN
   ----                        -------- -------- -------- --------- ------------
   December 31, 1993.......... 407.7086 2.650071 1,080.46 $1,022.11     2.21%
   December 31, 1994.......... 395.8294 2.525427   999.64    954.65    -2.29%
   December 31, 1995.......... 385.8902 3.018347 1,164.75  1,124.75     4.00%
   December 31, 1996.......... 376.2539 3.113250 1,171.37  1,141.37     3.36%
   December 31, 1997.......... 367.4415 3.404265 1,250.87  1,230.87     4.24%
   December 31, 1998..........

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: September 1, 1983 for the Back Bay Advisors Money Market and Back Bay Advisors Bond Income Series; May 1, 1993 for the Westpeak Growth and Income and Goldman Sachs Midcap Value Series; May 2, 1994 for the Loomis Sayles Small Cap Series; and November 1, 1994 for the other series of the Zenith Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on surrender.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
BACK BAY ADVISORS BOND INCOME AND BACK BAY ADVISORS MONEY MARKET SERIES ISSUED
                               SEPTEMBER 1, 1983
  WESTPEAK GROWTH AND INCOME AND GOLDMAN SACHS MIDCAP VALUE(3) SERIES ISSUED
                                  MAY 1, 1993
               LOOMIS SAYLES SMALL CAP SERIES ISSUED MAY 2, 1994
               OTHER ZENITH FUND SERIES ISSUED NOVEMBER 1, 1994
                              INVESTMENT RESULTS

                               CONTRACT VALUE(1)

                                MORGAN                                                               SALOMON
                    LOOMIS      STANLEY                GOLDMAN               WESTPEAK               BROTHERS     BACK BAY
                    SAYLES   INTERNATIONAL   ALGER      SACHS      DAVIS      GROWTH     LOOMIS     STRATEGIC    ADVISORS
                    SMALL       MAGNUM       EQUITY     MIDCAP    VENTURE      AND       SAYLES       BOND         BOND
                     CAP       EQUITY(2)     GROWTH    VALUE(3)    VALUE      INCOME    BALANCED  OPPORTUNITIES   INCOME
                  ---------- ------------- ---------- ---------- ---------- ---------- ---------- ------------- ----------
As of December
 31:
 1983............                                                                                               $10,337.67
 1984............                                                                                                11,445.98
 1985............                                                                                                13,372.34
 1986............                                                                                                15,111.94
 1987............                                                                                                15,209.14
 1988............                                                                                                16,221.84
 1989............                                                                                                17,933.29
 1990............                                                                                                19,081.33
 1991............                                                                                                22,162.98
 1992............                                                                                                23,611.58
 1993............                                     $11,366.57            $11,317.31                           26,189.62
 1994............ $ 9,587.79  $10,237.00   $ 9,694.22  11,147.74 $ 9,628.18  10,995.38 $ 9,967.47  $ 9,838.07    24,928.24
 1995............  12,146.27   10,692.43    14,185.73  14,294.36  13,193.69  14,760.65  12,234.95   11,551.12    29,762.30
 1996............  15,616.68   11,215.69    15,798.75  16,543.95  16,338.34  17,154.34  14,072.65   12,993.93    30,666.44
 1997............  19,189.74   10,886.69    19,541.57  19,105.05  21,477.28  22,540.94  16,091.52   14,201.85    33,501.82
 1998............
                   SALOMON    BACK BAY
                   BROTHERS   ADVISORS
                     U.S.      MONEY
                  GOVERNMENT   MARKET
                  ---------- ----------
As of December
 31:
 1983............            $10,256.90
 1984............             11,167.87
 1985............             11,891.93
 1986............             12,494.00
 1987............             13,093.94
 1988............             13,851.97
 1989............             14,893.43
 1990............             15,858.00
 1991............             16,578.78
 1992............             16,938.41
 1993............             17,169.20
 1994............ $10,037.26  17,573.10
 1995............  11,354.32  18,286.71
 1996............  11,536.13  18,925.00
 1997............  12,308.95  19,627.81
 1998............

                               SURRENDER VALUE(1)

                                MORGAN                                                               SALOMON
                    LOOMIS      STANLEY                GOLDMAN               WESTPEAK               BROTHERS     BACK BAY
                    SAYLES   INTERNATIONAL   ALGER      SACHS      DAVIS      GROWTH     LOOMIS     STRATEGIC    ADVISORS
                    SMALL       MAGNUM       EQUITY     MIDCAP    VENTURE      AND       SAYLES       BOND         BOND
                     CAP       EQUITY(2)     GROWTH    VALUE(3)    VALUE      INCOME    BALANCED  OPPORTUNITIES   INCOME
                  ---------- ------------- ---------- ---------- ---------- ---------- ---------- ------------- ----------
As of December
 31:
 1983............                                                                                               $ 9,674.03
 1984............                                                                                                10,835.98
 1985............                                                                                                12,862.34
 1986............                                                                                                14,701.94
 1987............                                                                                                14,899.14
 1988............                                                                                                16,011.84
 1989............                                                                                                17,823.29
 1990............                                                                                                19,071.33
 1991............                                                                                                22,152.98
 1992............                                                                                                23,601.58
 1993............                                     $10,646.57            $10,597.31                           26,179.62
 1994............ $ 8,969.15  $ 9,585.41   $ 9,080.62  10,527.74 $ 9,019.21  10,380.95 $ 9,334.75  $ 9,214.41    24,918.24
 1995............  11,528.77   10,106.41    13,580.73  13,774.36  12,588.59  14,240.65  11,629.95   10,946.12    29,752.30
 1996............  15,099.18   10,710.69    15,293.75  16,123.95  15,833.34  16,734.34  13,567.65   12,488.93    30,656.44
 1997............  18,772.24   10,490.72    19,136.57  18,785.05  21,072.28  22,220.94  15,686.52   13,796.85    33,491.82
 1998............
                   SALOMON    BACK BAY
                   BROTHERS   ADVISORS
                     U.S.      MONEY
                  GOVERNMENT   MARKET
                  ---------- ----------
As of December
 31:
 1983............            $ 9,598.92
 1984............             10,557.87
 1985............             11,381.93
 1986............             12,084.00
 1987............             12,783.94
 1988............             13,641.97
 1989............             14,783.43
 1990............             15,848.00
 1991............             16,568.78
 1992............             16,928.41
 1993............             17,159.20
 1994............ $ 9,399.65  17,563.10
 1995............  10,749.32  18,276.71
 1996............  11,031.13  18,915.00
 1997............  11,903.95  19,617.81
 1998............

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                     MORGAN                                                   SALOMON
                          LOOMIS     STANLEY            GOLDMAN          WESTPEAK            BROTHERS
                          SAYLES  INTERNATIONAL ALGER    SACHS    DAVIS   GROWTH   LOOMIS    STRATEGIC
                          SMALL      MAGNUM     EQUITY   MIDCAP  VENTURE   AND     SAYLES      BOND
                           CAP      EQUITY(2)   GROWTH  VALUE(3)  VALUE   INCOME  BALANCED OPPORTUNITIES
                          ------  ------------- ------  -------- ------- -------- -------- -------------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................                                 13.67%           13.17%
 1994...................  -4.12%       2.37%    -3.60%   -1.93    -3.72%  -2.84    -0.33%      -1.62%
 1995...................  26.68        4.45     46.33    28.23    37.03   34.24    22.75       17.41
 1996...................  28.57        4.89     11.37    15.74    23.84   16.22    15.02       12.49
 1997...................  22.88       -2.93     23.69    15.48    31.45   31.40    14.35        9.30
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                                              LEHMAN
                                                                           INTERMEDIATE
                          BACK BAY  SALOMON   BACK BAY                     GOVERNMENT/
                          ADVISORS  BROTHERS  ADVISORS DOW JONES  S&P 500   CORPORATE   CONSUMER
                            BOND      U.S.     MONEY   INDUSTRIAL  STOCK       BOND      PRICE
                           INCOME  GOVERNMENT  MARKET  AVERAGE(4) INDEX(5)   INDEX(6)   INDEX(7)
                          -------- ---------- -------- ---------- -------- ------------ --------
As of December 31:
 1983...................    3.38%               2.57%     5.11%     1.79%      4.51%      1.07%
 1984...................   10.72                8.88      1.35      6.27      14.37       3.95
 1985...................   16.83                6.48     33.62     31.73      18.06       3.77
 1986...................   13.01                5.06     27.25     18.66      13.13       1.13
 1987...................    0.64                4.80      5.55      5.25       3.66       4.41
 1988...................    6.66                5.79     16.21     16.61       6.67       4.42
 1989...................   10.55                7.52     32.24     31.69      12.77       4.65
 1990...................    6.40                6.48     -0.54     -3.10       9.16       6.11
 1991...................   16.15                4.55     24.25     30.47      14.62       3.06
 1992...................    6.54                2.17      7.40      7.62       7.17       2.90
 1993...................   10.92                1.36     16.97     10.08       8.79       2.75
 1994...................   -4.82      0.37%     2.35      5.02      1.32      -1.93       2.67
 1995...................   19.39     13.12      4.06     36.94     37.58      15.33       2.54
 1996...................    3.04      1.60      3.49     28.91     22.96       4.05       3.32
 1997...................    9.25      6.70      3.71     24.91     33.36       7.87       1.83
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                     MORGAN                                                   SALOMON
                          LOOMIS     STANLEY            GOLDMAN          WESTPEAK            BROTHERS
                          SAYLES  INTERNATIONAL ALGER    SACHS    DAVIS   GROWTH   LOOMIS    STRATEGIC
                          SMALL      MAGNUM     EQUITY   MIDCAP  VENTURE   AND     SAYLES      BOND
                           CAP      EQUITY(2)   GROWTH  VALUE(3)  VALUE   INCOME  BALANCED OPPORTUNITIES
                          ------  ------------- ------  -------- ------- -------- -------- -------------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................                                  6.47%            5.97%
 1994...................  -10.31%     -4.15%    -9.19%   -1.12    -9.81%  -2.04    -6.65%      -7.86%
 1995...................   28.54       5.44     49.56    30.84    39.58   37.18    24.59       18.79
 1996...................   30.97       5.98     12.61    17.06    25.78   17.51    16.66       14.09
 1997...................   24.33      -2.05     25.13    16.50    33.09   32.79    15.62       10.47
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                                              LEHMAN
                                                                           INTERMEDIATE
                          BACK BAY  SALOMON   BACK BAY                     GOVERNMENT/
                          ADVISORS  BROTHERS  ADVISORS DOW JONES  S&P 500   CORPORATE   CONSUMER
                            BOND      U.S.     MONEY   INDUSTRIAL  STOCK       BOND      PRICE
                           INCOME  GOVERNMENT  MARKET  AVERAGE(4) INDEX(5)   INDEX(6)   INDEX(7)
                          -------- ---------- -------- ---------- -------- ------------ --------
As of December 31:
 1983...................   -3.26%              -4.01%     5.11%     1.79%      4.51%      1.07%
 1984...................   12.01                9.99      1.35      6.27      14.37       3.95
 1985...................   18.70                7.81     33.62     31.73      18.06       3.77
 1986...................   14.30                6.17     27.25     18.66      13.13       1.13
 1987...................    1.34                5.79      5.55      5.25       3.66       4.41
 1988...................    7.47                6.71     16.21     16.61       6.67       4.42
 1989...................   11.31                8.37     32.24     31.69      12.77       4.65
 1990...................    7.00                7.20     -0.54     -3.10       9.16       6.11
 1991...................   16.16                4.55     24.25     30.47      14.62       3.06
 1992...................    6.54                2.17      7.40      7.62       7.17       2.90
 1993...................   10.92                1.36     16.97     10.08       8.79       2.75
 1994...................   -4.82     -6.00%     2.35      5.02      1.32      -1.93       2.67
 1995...................   19.40     14.36      4.06     36.94     37.58      15.33       2.54
 1996...................    3.04      2.62      3.49     28.91     22.96       4.05       3.32
 1997...................    9.25      7.91      3.72     24.91     33.36       7.87       1.83
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

--------
NOTES:
(1) The Contract Values, surrender values, and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each surrender value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") 1983 figures for the Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. 1993 figures for the Westpeak Growth and Income and Goldman Sachs Midcap Value Series are from May 1 through December 31, 1993. 1994 figures for the Loomis Sayles Small Cap Series are from May 2 through December 31, 1994. 1994 figures for all other series of the Zenith Fund are from November 1 through December 31, 1994.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.
(4) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(5) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(6) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/Corporate Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(7) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $250 monthly investment under a Contract in each of the Eligible Funds if purchase payments had been made on the first day of each month starting with September 1, 1983 for the Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, May 1, 1993 for the Westpeak Growth and Income and Goldman Sachs Midcap Value Series, May 2, 1994 for the Loomis Sayles Small Cap Series and November 1, 1994 for the other series of the Zenith Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary to reflect the $30 Administration Contract Charge, in the same manner as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 1997. The annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the Contract Value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS

                   SEPTEMBER 1, 1983--DECEMBER 31, 1998

                    FOR BOND INCOME AND MONEY MARKET SERIES

 MAY 1, 1993--DECEMBER 31, 1998 FOR GROWTH AND INCOME AND AVANTI GROWTH SERIES

           MAY 2, 1994--DECEMBER 31, 1998 FOR SMALL CAP SERIES

     NOVEMBER 1, 1994--DECEMBER 31, 1998 FOR OTHER ZENITH FUND SERIES

                                                                                       CONTRACT VALUE
                               ---------------------------------------------------------------------------------------------------
                                              MORGAN
                                 LOOMIS       STANLEY                 GOLDMAN      DAVIS      WESTPEAK                  SALOMON
                                 SAYLES    INTERNATIONAL   ALGER       SACHS      VENTURE      GROWTH      LOOMIS      BROTHERS
                   CUMULATIVE    SMALL        MAGNUM       EQUITY      MIDCAP      VALUE        AND        SAYLES        BOND
                   PAYMENTS(1)    CAP        EQUITY(2)     GROWTH     VALUE(3)     GROWTH      INCOME     BALANCED   OPPORTUNITIES
                   ----------- ----------  ------------- ----------  ----------  ----------  ----------  ----------  -------------
 As of December
  31:
 1983............    $ 1,000
 1984............      4,000
 1985............      7,000
 1986............     10,000
 1987............     13,000
 1988............     16,000
 1989............     19,000
 1990............     22,000
 1991............     25,000
 1992............     28,000
 1993............     31,000                                         $ 2,121.84              $ 2,120.54
 1994............     34,000   $ 1,956.26    $  511.38   $   497.68    5,097.79  $   494.91    5,049.40  $   502.20   $   492.19
 1995............     37,000     5,895.10     3,637.36     4,222.10    9,873.90    4,125.99   10,258.06    3,904.75     3,814.17
 1996............     40,000    11,021.85     6,859.16     7,864.68   14,629.01    8,536.02   15,236.80    7,778.69     7,478.86
 1997............     43,000    16,902.67     9,550.07    13,001.28   20,125.90   14,632.30   23,467.27   12,114.50    11,316.03
 1998............
 Annual Effective
  Rate of Return.                        %            %            %           %           %           %           %            %
                    BACK BAY   SALOMON     BACK BAY
                    ADVISORS   BROTHERS    ADVISORS
                      BOND       U.S.       MONEY
                     INCOME   GOVERNMENT    MARKET
                   ---------- ----------- -----------
 As of December
  31:
 1983............  $ 1,012.71             $ 1,016.00
 1984............    4,347.60               4,228.77
 1985............    8,359.85               7,589.75
 1986............   12,610.03              11,042.60
 1987............   15,713.15              14,655.09
 1988............   19,831.44              18,608.55
 1989............   25,092.76              23,140.46
 1990............   29,874.35              27,762.78
 1991............   38,038.94              32,117.90
 1992............   43,679.58              35,876.57
 1993............   51,587.72              39,423.75
 1994............   52,090.01 $   502.40   43,437.95
 1995............   65,505.31   3,734.85   48,314.12
 1996............   70,653.96   6,849.78   53,109.32
 1997............   80,401.77  10,426.55   58,199.85
 1998............
 Annual Effective
  Rate of Return.                       %           %

-------

(1) For the Westpeak Growth and Income and Goldman Sachs Midcap Value Series, cumulative payments as of December 31, 1993 would be $2,000, as of December 31, 1994 would be $5,000, as of December 31, 1995 would be $8,000, as of December 31, 1996 would be $11,000, as of December 31, 1997 would be $14,000 and as of December 31, 1998 would be $17,000. For the Loomis Sayles Small Cap Series, cumulative payments as of December 31, 1994 would be $2,000, as of December 31, 1995 would be $5,000, as of December 31, 1996 would be $8,000, as of December 31, 1997 would be $11,000 and as of December 31, 1998 would be $14,000. For the other Zenith Fund Series, cumulative payments as of December 31, 1994 would be $500, as of December 31, 1995 would be $3,500, as of December 31, 1996 would be $6,500, as of December 31, 1997 would be $9,500 and as of December 31, 1998 would be $12,500.

(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998 when Goldman Sachs Asset Management became the subadviser.

                                                                                      SURRENDER VALUE
                               ---------------------------------------------------------------------------------------------------
                                 LOOMIS       MORGAN                  GOLDMAN                                           SALOMON
                                 SAYLES       STANLEY      ALGER       SACHS       DAVIS      WESTPEAK     LOOMIS      BROTHERS
                   CUMULATIVE    SMALL     INTERNATIONAL   EQUITY      MIDCAP     VENTURE      GROWTH      SAYLES        BOND
                   PAYMENTS(1)    CAP        MAGNUM(2)     GROWTH     VALUE(3)     VALUE     AND INCOME   BALANCED   OPPORTUNITIES
                   ----------- ----------  ------------- ----------  ----------  ----------  ----------  ----------  -------------
 As of December
  31:
 1983............    $ 1,000
 1984............      4,000
 1985............      7,000
 1986............     10,000
 1987............     13,000
 1988............     16,000
 1989............     19,000
 1990............     22,000
 1991............     25,000
 1992............     28,000
 1993............     31,000                                         $ 1,961.84              $ 1,960.54
 1994............     34,000   $ 1,803.57    $  472.33   $   459.59    4,763.39  $   457.01    4,718.60  $   463.80   $   454.48
 1995............     37,000     5,547.60     3,405.07     3,977.10    9,363.90    3,880.99    9,748.06    3,659.75     3,571.44
 1996............     40,000    10,514.35     6,459.43     7,444.68   13,989.01    8,116.02   14,596.80    7,358.69     7,058.86
 1997............               16,265.17     9,048.11    12,436.28   19,385.90   14,067.30   22,727.27   11,549.50    10,751.03
 1998............
 Annual Effective
  Rate of Return.                        %            %            %           %           %           %           %            %
                    BACK BAY    SALOMON     BACK BAY
                    ADVISORS    BROTHERS    ADVISORS
                      BOND        U.S.       MONEY
                     INCOME    GOVERNMENT    MARKET
                   ----------- ----------- -----------
 As of December
  31:
 1983............  $   933.57              $   936.63
 1984............    4,067.60                3,956.32
 1985............    7,909.85                7,145.30
 1986............   12,020.03               10,452.60
 1987............   15,013.15               13,955.09
 1988............   19,051.44               17,828.55
 1989............   24,262.76               22,310.46
 1990............   29,024.35               26,912.78
 1991............   37,188.94               31,267.90
 1992............   42,829.58               35,026.57
 1993............   50,737.72               38,573.75
 1994............   51,240.01  $  463.99    42,587.95
 1995............   64,655.31   3,497.31    47,464.12
 1996............   69,803.96   6,451.30    52,259.32
 1997............   79,551.77   9,867.25    57,349.85
 1998............
 Annual Effective
  Rate of Return.            %          %            %

-------

(1) For the Westpeak Growth and Income and Goldman Sachs Midcap Value Series, cumulative payments as of December 31, 1993 would be $2,000, as of December 31, 1994 would be $5,000, as of December 31, 1995 would be $8,000, as of December 31, 1996 would be $11,000, as of December 31, 1997 would be $14,000 and as of December 31, 1998 would be $17,000. For the Loomis Sayles Small Cap Series, cumulative payments as of December 31, 1994 would be $2,000, as of December 31, 1995 would be $5,000, as of December 31, 1996 would be $8,000, as of December 31, 1997 would be $11,000 and as of December 31, 1998 would be $14,000. For the other Zenith Fund Series, cumulative payments as of December 31, 1994 would be $500, as of December 31, 1995 would be $3,500, as of December 31, 1996 would be $6,500, as of December 31, 1997 would be $9,500 and as of December 31, 1998 would be $12,500.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  As discussed in the prospectus in the section entitled "Investment Experience Information", the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
       DATE                                                   UNIT VALUE  CHANGE
       ----                                                  ------------ ------
       May 1, 1994..........................................   1.000000
       December 31, 1994....................................    .958779    -4.1%
       December 31, 1995....................................   1.218215    27.1%
       December 31, 1996....................................   1.569712    28.9%
       December 31, 1997....................................   1.932590    23.1%
       December 31, 1998....................................

-------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 8 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   1.023661     2.4%
      December 31, 1995.....................................   1.072382     4.8%
      December 31, 1996.....................................   1.127927     5.2%
      December 31, 1997.....................................   1.097793    -2.7%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   0.955813    -4.4%
      December 31, 1995.....................................   1.401562    46.6%
      December 31, 1996.....................................   1.563978    11.6%
      December 31, 1997.....................................   1.937505    23.9%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

GOLDMAN SACHS MIDCAP VALUE SUB-ACCOUNT***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.136657    13.7%
      December 31, 1994.....................................   1.117861    -1.7%
      December 31, 1995.....................................   1.436949    28.5%
      December 31, 1996.....................................   1.666295    16.0%
      December 31, 1997.....................................   1.927771    15.7%
      December 31, 1998.....................................

--------
  * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
 ** The Morgan Stanley International Magnum Equity Series' subadviser was
    Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
*** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
    Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      5 years, 8 months ended December 31, 1998..............      %         %
      5 years ended December 31, 1998........................
      1 year ended December 31, 1998.........................      %         %

DAVIS VENTURE VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .962781    -3.7%
      December 31, 1995.....................................   1.322415    37.4%
      December 31, 1996.....................................   1.640833    24.1%
      December 31, 1997.....................................   2.160040    31.6%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.131731    13.2%
      December 31, 1994.....................................   1.102569    -2.6%
      December 31, 1995.....................................   1.483784    34.6%
      December 31, 1996.....................................   1.727747    16.4%
      December 31, 1997.....................................   2.274012    31.6%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      5 years, 8 months ended December 31, 1998..............      %         %
      5 years ended December 31, 1998........................
      1 year ended December 31, 1998.........................      %         %

LOOMIS SAYLES BALANCED SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .996709     -.3%
      December 31, 1995.....................................   1.226569    23.1%
      December 31, 1996.....................................   1.413947    15.3%
      December 31, 1997.....................................   1.619885    14.6%
      December 31, 1998.....................................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .983769    -1.6%
      December 31, 1995.....................................   1.158151    17.7%
      December 31, 1996.....................................   1.305874    12.8%
      December 31, 1997.....................................   1.430333     9.5%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      August 26, 1983.......................................   1.000000
      December 31, 1983.....................................   1.027018     2.7%
      December 31, 1984.....................................   1.140339    11.0%
      December 31, 1985.....................................   1.335435    17.1%
      December 31, 1986.....................................   1.512218    13.2%
      December 31, 1987.....................................   1.524994      .8%
      December 31, 1988.....................................   1.629605     6.9%
      December 31, 1989.....................................   1.804627    10.7%
      December 31, 1990.....................................   1.923323     6.6%
      December 31, 1991.....................................   2.237207    16.3%
      December 31, 1992.....................................   2.386470     6.7%
      December 31, 1993.....................................   2.650071    11.0%
      December 31, 1994.....................................   2.525427    -4.7%
      December 31, 1995.....................................   3.018347    19.5%
      December 31, 1996.....................................   3.113250     3.1%
      December 31, 1997.....................................   3.404265     9.3%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      15 years, 4 months ended December 31, 1998.............      %         %
      10 years ended December 31, 1998.......................      %         %
      5 years ended December 31, 1998........................      %         %
      1 year ended December 31, 1998.........................      %         %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   1.003688      .4%
      December 31, 1995.....................................   1.138448    13.4%
      December 31, 1996.....................................   1.159699     1.9%
      December 31, 1997.....................................   1.240432     7.0%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

BACK BAY ADVISORS MONEY MARKET SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      August 26, 1983.......................................   1.000000
      December 31, 1983.....................................   1.026988    2.7%
      December 31, 1984.....................................   1.121296    9.2%
      December 31, 1985.....................................   1.197070    6.8%
      December 31, 1986.....................................   1.260740    5.3%
      December 31, 1987.....................................   1.324361    5.0%
      December 31, 1988.....................................   1.404131    6.0%
      December 31, 1989.....................................   1.512813    7.7%
      December 31, 1990.....................................   1.613903    6.7%
      December 31, 1991.....................................   1.690352    4.7%
      December 31, 1992.....................................   1.730096    2.4%
      December 31, 1993.....................................   1.756748    1.5%
      December 31, 1994.....................................   1.801180    2.5%
      December 31, 1995.....................................   1.877438    4.2%
      December 31, 1996.....................................   1.946086    3.7%
      December 31, 1997.....................................   2.021482    3.9%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      15 years, 4 months ended December 31, 1998.............      %         %
      10 years ended December 31, 1998.......................      %         %
      5 years ended December 31, 1998........................      %         %
      1 year ended December 31, 1998.........................      %         %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  Illustrations of annuity income payments under various hypothetical and historical rates appear in the tables below. The monthly equivalents of the hypothetical annual net returns of , 3.50%, %, % and % shown in the tables at pages II-19 and II-20 are %, %, %, % and %.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected
portfolios were a uniform gross annual rate of 0%,   %, 6%, 8% or 10%. The
values would be different from those shown if the returns averaged 0%,   %,
6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0. % of the average daily net assets of the Eligible Funds. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 0. %, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.40% for mortality and expense risk and administrative charge and the assumed 0. % for investment management and operating expenses. Since these charges are deducted daily from assets, the
difference between the gross and net rate is not exactly   %.

  Three tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option. The second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration with annuitization occurring within the first two years. The third assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration, with annuitization occurring after the second year. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: For age 65: $

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: For age 65: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%         %        6%        8%        10%
PAYMENT  CALENDAR     ----- --------- ------------------- --------- ---------
 YEAR      YEAR   AGE NET**     %       3.50%       %         %         %
-------  -------- --- ----- --------- ------------------- --------- ---------
    1      1998    65       $  581.00 $  581.00 $  581.00 $  581.00 $  581.00
    2      1999    66                    581.00
    3      2000    67                    581.00
    4      2001    68                    581.00
    5      2002    69                    581.00
   10      2007    74                    581.00
   15      2012    79                    581.00
   20      2017    84                    581.00

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.40% Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

     ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURING WITHIN TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:  $  . THE MONTHLY GUARANTEED PAYMENT OF $   IS BEING PROVIDED BY
THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%         %        6%        8%        10%
PAYMENT  CALENDAR     ----- --------- ------------------- --------- ---------
 YEAR      YEAR   AGE NET**     %       3.50%       %         %         %
-------  -------- --- ----- --------- ------------------- --------- ---------
    1      1998    65       $  607.03 $  607.03 $  607.03 $  607.03 $  607.03
    2      1999    66                    607.03
    3      2000    67                    607.03
    4      2001    68                    607.03
    5      2002    69                    607.03
   10      2007    74                    607.03
   15      2012    79                    607.03
   20      2017    84                    607.03

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.40% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

     ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURING AFTER TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN: $   . THE MONTHLY GUARANTEED PAYMENT OF $    IS BEING PROVIDED
BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%          %       6%        8%        10%
PAYMENT  CALENDAR     ----- --------- ------------------- --------- ---------
 YEAR      YEAR   AGE NET**      %      3.50%        %         %         %
-------  -------- --- ----- --------- ------------------- --------- ---------
    1      1998    65       $  614.00 $  614.00 $  614.00 $  614.00 $  614.00
    2      1999    66                    614.00
    3      2000    67                    614.00
    4      2001    68                    614.00
    5      2002    69                    614.00
   10      2007    74                    614.00
   15      2012    79                    614.00
   20      2017    84                    614.00

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.40% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the actual portfolios' management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Bond Income and Money market portfolios, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the portfolios. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 75: $    AND FOR
AGE 76: $

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 75: $    AND FOR AGE 76:
$   .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                       LOOMIS      MORGAN                GOLDMAN            WESTPEAK
                       SAYLES      STANLEY      ALGER     SACHS     DAVIS    GROWTH
PAYMENT  CALENDAR       SMALL   INTERNATIONAL  EQUITY    MIDCAP    VENTURE     AND
 YEAR      YEAR   AGE    CAP       MAGNUM      GROWTH    VALUE**    VALUE    INCOME
-------  -------- --- --------- ------------- --------- --------- --------- ---------
    1      1983    65
    2      1984    66
    3      1985    67
    4      1986    68
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72
    9      1991    73
   10      1992    74
   11      1993    75                                   $  747.00           $  747.00
   12      1994    76 $  765.00    $765.00    $  765.00    829.70 $  765.00    826.11
   13      1995    77    733.51     778.64       737.36    788.39    732.33    777.60
   14      1996    78    900.48     788.12     1,044.66    979.16    971.87  1,011.07
   15      1997    79  1,120.95     800.83     1,126.19  1,096.94  1,165.00  1,137.39
   16      1998    80  1,333.42     753.08     1,347.99  1,226.15  1,481.77  1,446.38

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.40%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1998, after giving effect to current
expense caps or deferrals:   % Loomis Sayles Small Cap,   % Morgan Stanley
International Magnum,   % Alger Equity Growth,   % Goldman Sachs Midcap Value,
  % Davis Venture Value,   % Westpeak Growth and Income,   % Loomis Sayles
Balanced,   % Salomon Strategic Bond Opportunities,   % Back Bay Bond Income,
  % Salomon US Government,   % Back Bay Money Market.) Effective May 1, 1998
the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets.
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract Values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets through April 30,1998. Beginning May 1, 1998 the Series' advisory fee is .75% and is reflected through December 31, 1998.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $   ; FOR AGE
75: $    AND FOR AGE 76: $   .

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $   ; FOR AGE 75: $
AND FOR AGE 76: $   .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                   SALOMON
                       LOOMIS     STRATEGIC   BACK BAY  SALOMON   BACK BAY
PAYMENT  CALENDAR      SAYLES       BOND        BOND      U.S.     MONEY
 YEAR      YEAR   AGE BALANCED  OPPORTUNITIES  INCOME  GOVERNMENT  MARKET
-------  -------- --- --------- ------------- -------- ---------- --------
    1      1983    65                         $ 581.00            $581.00
    2      1984    66                           593.75             589.11
    3      1985    67                           636.91             621.40
    4      1986    68                           720.66             640.96
    5      1987    69                           788.46             652.22
    6      1988    70                           768.23             661.97
    7      1989    71                           793.10             678.04
    8      1990    72                           848.57             705.82
    9      1991    73                           873.81             727.52
   10      1992    74                           982.04             736.22
   11      1993    75                         1,012.04             727.98
   12      1994    76 $  765.00    $765.00    1,085.82  $765.00    714.19
   13      1995    77    758.14     748.30      999.76   763.45    707.50
   14      1996    78    901.43     851.15    1,154.49   836.67    712.51
   15      1997    79  1,003.91     927.17    1,150.41   823.39    713.52
   16      1998    80  1,111.23     981.20    1,215.41   850.93    716.10

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.40%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1998, after giving effect to expense caps
or deferrals:   % Loomis Sayles Small Cap,   % Morgan Stanley International
Magnum,   % Alger Equity Growth,   % Goldman Sachs Midcap Value,   % Davis
Venture Value,   % Westpeak Growth and Income,   % Loomis Sayles Balanced,   %
Salomon Strategic Bond Opportunities,   % Back Bay Bond Income,   % Salomon US
Government,   % Back Bay Money Market.) Effective May 1, 1998 the Goldman
Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets through April 30, 1998. Beginning May 1, 1998 the Series' advisory fee is .75% and is reflected through December 31, 1998.

                            THE FIXED ACCOUNT

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than ten of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed
Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan-out of the Fixed Account.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the Zenith Back Bay Advisors Money Market Sub-account instead.

  We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                                 EXPERTS

  The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to NELICO, includes an explanatory paragraph referring to the change in the basis of accounting and the change in corporate organization), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by H. James Wilson, General Counsel of the Company. Sutherland, Asbill & Brennan LLP, Washington, D.C., have acted as special counsel on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                   APPENDIX A

ABC and affiliates           Indianapolis Star        San Jose Mercury
Atlanta Constitution         Institutional Investor   Seattle Post-
Atlanta Journal              Investment Dealers       Intelligencer
Austin American              Digest                   Seattle Times
Statesman                    Investment Vision        Smart Money
Baltimore Sun                Investor's Daily         St. Louis Post Dispatch
Barron's                     Journal of Commerce      St. Petersburg Times
Bond Buyer                   Kansas City Star         Standard & Poor's
Boston Business Journal      LA Times                 Outlook
Boston Globe                 Leckey, Andrew           Standard & Poor's Stock
Boston Herald                (syndicated column)      Guide
Broker World                 Life Association News    Stanger's Investment
Business Radio Network       Miami Herald             Advisor
Business Week                Milwaukee Sentinel       Stockbroker's Register
CBS and affiliates           Money                    Strategic Insight
CFO                          Money Maker              Tampa Tribune
Changing Times               Money Management Letter  Time
Chicago Sun Times            Morningstar              Tobias, Andrew
Chicago Tribune              National Public Radio    (syndicated column)
Christian Science            National Underwriter     UPI
Monitor                      NBC and affiliates       US News and World Report
Christian Science            New England Business     USA Today
Monitor News Service         New England Cable News   Value Line
Cincinnati Enquirer          New Orleans Times-       Wall St. Journal
Cincinnati Post              Picayune                 Wall Street Letter
CNBC                         New York Daily News      Wall Street Week
CNN                          New York Times           Washington Post
Columbus Dispatch            Newark Star Ledger       WBZ
Dallas Morning News          Newsday                  WBZ-TV
Dallas Times-Herald          Newsweek                 WCVB-TV
Denver Post                  Nightly Business Report  WEEI
Des Moines Register          Orange County Register   WHDH
Detroit Free Press           Orlando Sentinel         Worcester Telegram
Donoghues Money Fund         Pension World            Worth Magazine
Report                       Pensions and Investments WRKO
Dorfman, Dan (syndicated     Personal Investor
column)                      Philadelphia Inquirer
Dow Jones News Service       Porter, Sylvia
Economist                    (syndicated column)
FACS of the Week             Portland Oregonian
Financial News Network       Public Broadcasting
Financial Planning           Service
Financial Services Week      Quinn, Jane Bryant
Financial World              (syndicated column)
Forbes                       Registered
Fort Worth Star-Telegram     Representative
Fortune                      Research Magazine
Fox Network and              Resource
affiliates                   Reuters
Fund Action                  Rukeyser's Business
Hartford Courant             (syndicated column)
Houston Chronicle            Sacramento Bee
INC                          San Francisco Chronicle
                             San Francisco Examiner

                            AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts
                                   Issued By

             New England Variable Annuity Separate Account of
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

  This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds.

Loomis Sayles Small Cap Series           Loomis Sayles Balanced Series
Morgan Stanley International Magnum      Salomon Brothers Strategic Bond
 Equity Series                            Opportunities Series
Alger Equity Growth Series               Back Bay Advisors Bond Income Series
Goldman Sachs Midcap Value Series        Salomon Brothers U.S. Government
Davis Venture Value Series                Series
Westpeak Growth and Income Series        Back Bay Advisors Money Market Series

                                         MFS Investors Series

                                         MFS Research Manager Series

  In most states you may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

  Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.

  You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 1999. The SAI is filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-50 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 399 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015.

  The Securities and Exchange Commission has not approved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                              April 30, 1999

  THE PROSPECTUS FOR THE ELIGIBLE FUNDS IS ATTACHED. PLEASE READ AND KEEP IT FOR REFERENCE.

  THE CONTRACTS HAVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                           PAGE
                                                                           ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS.........................  A-4
HIGHLIGHTS................................................................  A-5
EXPENSE TABLE.............................................................  A-7
ACCUMULATION UNIT VALUES.................................................. A-10
HOW THE CONTRACT WORKS.................................................... A-12
THE COMPANY............................................................... A-13
THE VARIABLE ACCOUNT...................................................... A-13
INVESTMENTS OF THE VARIABLE ACCOUNT....................................... A-13
 Investment Advice........................................................ A-14
 Substitution of Investments.............................................. A-16
GUARANTEED OPTION......................................................... A-16
THE CONTRACTS............................................................. A-16
 Purchase Payments........................................................ A-16
 Allocation of Purchase Payments.......................................... A-17
 Contract Value and Accumulation Unit Value............................... A-17
 Ten Day Right to Review.................................................. A-17
 Payment on Death Prior to Annuitization.................................. A-17
 Transfer Privilege....................................................... A-20
 Dollar Cost Averaging.................................................... A-21
 Surrenders............................................................... A-21
 Systematic Withdrawals................................................... A-22
 Loan Provision for Certain Tax Benefited Retirement Plans................ A-23
 Disability Benefit Rider................................................. A-25
 Suspension of Payments................................................... A-25
 Ownership Rights......................................................... A-25
 Requests and Elections................................................... A-26
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND OTHER DEDUC-
 TIONS.................................................................... A-27
 Administration Contract Charges.......................................... A-27
 Administration Asset Charge.............................................. A-27
 Mortality and Expense Risk Charge........................................ A-27
 Contingent Deferred Sales Charge......................................... A-28
 Premium Tax Charge....................................................... A-30
 Other Expenses........................................................... A-31
ANNUITY PAYMENTS.......................................................... A-31
 Election of Annuity...................................................... A-31
 Annuity Options.......................................................... A-31
 Amount of Variable Annuity Payments...................................... A-33
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS............................ A-33
FEDERAL INCOME TAX STATUS................................................. A-34
 Introduction............................................................. A-34
 Taxation of the Company.................................................. A-34
 Tax Status of the Contract............................................... A-34
 Taxation of Annuities.................................................... A-35
 Qualified Contracts...................................................... A-37
 Withholding.............................................................. A-41
 Possible Changes in Taxation............................................. A-41
 Other Tax Consequences................................................... A-41
 General.................................................................. A-41

                                                                            PAGE
                                                                            ----
VOTING RIGHTS.............................................................. A-41
DISTRIBUTION OF CONTRACTS.................................................. A-42
THE FIXED ACCOUNT.......................................................... A-42
 Contract Value and Fixed Account Transactions............................. A-43
 Year 2000 Compliance Issues............................................... A-43
INVESTMENT PERFORMANCE INFORMATION......................................... A-43
FINANCIAL STATEMENTS....................................................... A-44
APPENDIX A: Consumer Tips.................................................. A-45
APPENDIX B: Contingent Deferred Sales Charge............................... A-46
APPENDIX C: Premium Tax.................................................... A-47
APPENDIX D: Exchanged Contracts............................................ A-48

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

  We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

  ACCOUNT. A sub-account of the Variable Account or the Fixed Account.

  ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

  ANNUITANT. The person on whose life the Contract is issued.

  ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

  ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

  BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

  CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

  DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

  FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments under most Contracts. The Fixed Account provides guarantees of principal and interest.

  MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

  PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

  VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

  VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                  HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

  Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

THE CONTRACTS:

  The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.")

PURCHASE PAYMENTS:

  Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date (except under Contracts issued in Pennsylvania or New York), or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 86. (See "Purchase Payments.")

OWNERSHIP:

  A Purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

  For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:

  You may allocate purchase payments net of certain charges to the sub-accounts or to the Fixed Account (if available under your Contract). You can allocate your contract value to a maximum of ten Accounts (including the Fixed Account) at any time.

  You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between Accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market-timing." (See "Transfer Privilege.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, you can make one transfer per year without our consent. Special limits apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

  We apply the following charges to your Contract:

  . premium tax charge, in some states

  . mortality and expense risk charge equal to an annual rate of 1.25% of the Variable Account's daily net assets

  . administration asset charge equal to an annual rate of .10% of the Variable Account's daily net assets

  . annual contract administration charge equal to the lesser of $30 and 2% of contract value

  . a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions.

  Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  We do not deduct a sales charge from purchase payments.

TEN DAY RIGHT TO REVIEW:

  After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

  If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, seven years after the issue date, and at each seven year interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

  Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

SURRENDERS:

  Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Status.")

  A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

  In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year or (2) the excess of Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchase Payments (as a percentage of pur-
     chase payments).....................................................    0%
    Maximum Contingent Deferred Sales Charge(2) (as a percentage of each
     purchase payment)...................................................    7%
    Transfer Fee(3)......................................................   $ 0
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4).....................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(as a percentage of average net assets)
    Mortality and Expense Risk Charge.................................... 1.25%
    Administration Asset Charge..........................................  .10%
                                                                          -----
        Total Separate Account Annual Expenses........................... 1.35%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED 12/31/98
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER CURRENT EXPENSE CAP OR EXPENSE DEFERRAL)(6)

                                   MORGAN
                         LOOMIS    STANLEY                 GOLDMAN         WESTPEAK
                         SAYLES INTERNATIONAL               SACHS   DAVIS   GROWTH   LOOMIS
                         SMALL     MAGNUM     ALGER EQUITY MIDCAP  VENTURE   AND     SAYLES
                          CAP      EQUITY        GROWTH     VALUE   VALUE   INCOME  BALANCED
                         SERIES    SERIES        SERIES    SERIES* SERIES   SERIES   SERIES
                         ------ ------------- ------------ ------- ------- -------- --------
Management Fee.......... 1.00%      .90%          .75%      .75%    .75%     .70%     .70%
Other Expenses..........   --
                         -----      ----          ----      ----    ----     ----     ----
  Total Series Operating
   Expenses.............

                            SALOMON     BACK BAY  SALOMON   BACK BAY
                            BROTHERS    ADVISORS  BROTHERS  ADVISORS            MFS
                         STRATEGIC BOND   BOND      U.S.     MONEY     MFS    RESEARCH
                         OPPORTUNITIES   INCOME  GOVERNMENT  MARKET  INVESTOR MANAGER
                             SERIES      SERIES    SERIES    SERIES  SERIES** SERIES**
                         -------------- -------- ---------- -------- -------- --------
Management Fee..........      .65%        .40%      .55%      .35%     .75%     .75%
Other Expenses..........
                              ----        ----      ----      ----     ----     ----
  Total Series Operating
   Expenses.............

--------

 * Goldman Sachs Midcap Value Series bases its annual operating expenses on the management fee approved by shareholders of the Series that became effective on May 1, 1998, and other expenses actually incurred for the Series for 1998.

** MFS Investor Series and MFS Research Manager Series each bases its estimated annual operating expenses on the management fee approved by the
   Zenith Fund Board of Trustees on March   , 1999.

EXAMPLE (NOTE: The examples below are hypothetical. Although we base them on the expenses shown in the expense tables above, the examples are not representations of past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.(7)) For purchase payments allocated to each of the Series indicated:

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on the underlying New England Zenith
   Fund Series and 2) that you surrender your Contract or that you elect to annuitize under a period certain option for a specified period of less than 15 years, at the end of each time period (a contingent deferred sales charge will apply at the end of 1 year, 3 years and 5 years):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................  $      $       $       $
     Morgan Stanley International Magnum Equi-
      ty.......................................
     Alger Equity Growth.......................
     Goldman Sachs Midcap Value................
     Davis Venture Value.......................
     Westpeak Growth and Income................
     Loomis Sayles Balanced....................
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Back Bay Advisors Bond Income.............
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Money Market............
     MFS Investor Series.......................
     MFS Research Manager Series...............

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on the underlying New England Zenith
   Fund Series and 2) that you do not surrender your Contract or that you elect to annuitize under a life contingency option, or under a period certain option for a minimum specified period of 15 years, at the end of each time period (no contingent deferred sales charge will apply)(8):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Loomis Sayles Small Cap...................  $      $       $       $
     Morgan Stanley International Magnum Equi-
      ty.......................................
     Alger Equity Growth.......................
     Goldman Sachs Midcap Value................
     Davis Venture Value.......................
     Westpeak Growth and Income................
     Loomis Sayles Balanced....................
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................
     Back Bay Advisors Bond Income.............
     Salomon Brothers U.S. Government..........
     Back Bay Advisors Money Market............
     MFS Investor Series.......................
     MFS Research Manager Series...............

--------
NOTES:

(1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable, purchase payments).

(2) The Contingent Deferred Sales Charge applies to each purchase payment and declines annually over the first seven year period the purchase payment is invested in the Contract until it reaches 0% for that purchase payment.

(3) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

(4) This charge is not imposed after annuitization.

(5) These charges are not imposed on the Fixed Account.

(6) Total Series Operating Expenses are based on the amount of such expenses applied against assets at December 31, 1998, after giving effect to the applicable voluntary expense cap or expense deferral. For the Loomis Sayles Small Cap Series, Total Series Operating Expenses take into account a voluntary cap on expenses by TNE Advisers, Inc. ("TNE Advisers"), the Series investment adviser, which will bear all expenses that exceed 1.00% of average daily net assets. Absent this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Loomis Sayles Small Cap Series for the year ended December 31, 1998 would have
    been   %. Total Series Operating Expenses for the Goldman Sachs Midcap
    Value (formerly Loomis Sayles Avanti Growth), Westpeak Growth and Income, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are after giving effect to a voluntary expense cap. For each of these Series, TNE Advisers bears those expenses (other than the management fee) that exceed 0.15% of average daily net assets. Without this cap or any other expense reimbursement arrangement, Total Series Operating Expenses for the Goldman Sachs Midcap Value (formerly Loomis Sayles Avanti Growth) for the year ended December 31, 1998 would have been . %. For the eight other Series shown, the Total Series Operating Expenses are after giving effect to a voluntary expense deferral. As of May 1, 1998 the Goldman Sachs Midcap Value is subject to the voluntary expense deferral described below for the eight other Series shown with an annual expense limit of .90% of net assets. Under the deferral, expenses which exceed a certain limit are paid by TNE Advisers in the year they are incurred and transferred to the Series in a future year when actual expenses of the Series are below the limit. The limit on expenses for each of these Series is: 1.30% of average daily net assets for the Morgan Stanley International Magnum Equity Series; .90% of average daily net assets for the Alger Equity Growth and Davis Venture Value Series; .85% of average daily net assets for the Loomis Sayles Balanced and Salomon Brothers Strategic Bond Opportunities Series; and .70% of average daily net assets for the Salomon
    Brothers U.S. Government Series;   % of average daily net assets for the
    MFS Investors Series; and   % of daily net assets for the MFS Research
    Manager Series. Absent the expense deferral, Total Series Operating Expenses for these Series for the year ended December 31, 1997 would have
    been:   % for Morgan Stanley International Magnum Equity Series;   % for
    Davis Venture Value Series;   % for Loomis Sayles Balanced Series;   % for
    Salomon Brothers Strategic Bond Opportunities Series and   % for Salomon
    Brothers U.S. Government Series;   % for MFS Investor Series; and   % for
    MFS Research Manager Series. The expense cap and deferral arrangements are voluntary and may be terminated at any time. See the attached prospectus of the New England Zenith Fund for more complete information.

(7) In these examples, the average Administration Contract Charge of   % has
    been used. (See (4), above.)

(8) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option.

-------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                   NUMBER OF
                                                                  ACCUMULATION
                                     ACCUMULATION                    UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                     BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                        PERIOD     END OF PERIOD (IN THOUSANDS)
                                     ------------- ------------- --------------
Small Cap Sub-account
 04/19/95* to 12/31/95.............    1.010468      1.219226         2,427
 01/01/96 to 12/31/96..............    1.219226      1.571807         9,083
 01/01/97 to 12/31/97..............    1.571807      1.936137        26,450
 01/01/98 to 12/31/98..............
International Magnum Equity Sub-ac-
 count
 04/19/95* to 12/31/95.............    1.034539      1.073005         2,973
 01/01/96 to 12/31/96..............    1.073005      1.129151        12,898
 01/01/97 to 12/31/97..............    1.129151      1.099535        22,065
 01/01/98 to 12/31/98..............
Equity Growth Sub-account
 04/19/95* to 12/31/95.............    1.091430      1.402375         3,908
 01/01/96 to 12/31/96..............    1.402375      1.565675        18,547
 01/01/97 to 12/31/97..............    1.565675      1.940577        32,284
 01/01/98 to 12/31/98..............
Midcap Value Sub-account
 04/19/95* to 12/31/95.............    1.201698      1.438865         2,010
 01/01/96 to 12/31/96..............    1.438865      1.669358         9,083
 01/01/97 to 12/31/97..............    1.669358      1.932280        15,872
 01/01/98 to 05/01/98..............
 05/02/98 to 12/31/98..............
Venture Value Sub-account
 04/19/95* to 12/31/95.............    1.071598      1.323183         3,798
 01/01/96 to 12/31/96..............    1.323183      1.642613        17,783
 01/01/97 to 12/31/97..............    1.642613      2.163463        39,083
 01/01/98 to 12/31/98..............
Growth and Income Sub-account
 04/19/95* to 12/31/95.............    1.193057      1.485762         2,885
 01/01/96 to 12/31/96..............    1.485762      1.730922         9,527
 01/01/97 to 12/31/97..............    1.730922      2.279329        18,638
 01/01/98 to 12/31/98..............
Balanced Sub-account
 04/19/95* to 12/31/95.............    1.073645      1.227281         3,848
 01/01/96 to 12/31/96..............    1.227281      1.415482        17,356
 01/01/97 to 12/31/97..............    1.415482      1.622453        33,627
 01/01/98 to 12/31/98..............
Strategic Bond Opportunities Sub-
 account
 04/19/95* to 12/31/95.............    1.031165      1.158823         1,975
 01/01/96 to 12/31/96..............    1.158823      1.307292        11,146
 01/01/97 to 12/31/97..............    1.307292      1.432601        23,303
 01/01/98 to 12/31/98..............

--------
*Date on which the sub-account first became available.

                                                                    NUMBER OF
                                                                   ACCUMULATION
                                      ACCUMULATION                    UNITS
                                      UNIT VALUE AT ACCUMULATION  OUTSTANDING AT
                                      BEGINNING OF  UNIT VALUE AT END OF PERIOD
                                         PERIOD     END OF PERIOD (IN THOUSANDS)
                                      ------------- ------------- --------------
Bond Income Sub-account
 04/19/95* to 12/31/95...............   2.700549      3.037039        1,299
 01/01/96 to 12/31/96................   3.037039      3.134109        4,588
 01/01/97 to 12/31/97................   3.134109      3.428788        7,595
 01/01/98 to 12/31/98................
U.S. Government Sub-account
 04/19/95* to 12/31/95...............   1.046872      1.139109        2,122
 01/01/96 to 12/31/96................   1.139109      1.160957        5,512
 01/01/97 to 12/31/97................   1.160957      1.242399        8,346
 01/01/98 to 12/31/98................
Money Market Sub-account
 04/19/95* to 12/31/95...............   1.834830      1.889065        2,759
 01/01/96 to 12/31/96................   1.889065      1.959126        9,258
 01/01/97 to 12/31/97................   1.959126      2.036045        8,797
 01/01/98 to 12/31/98................

--------
*Date on which the sub-account first became available.

                             HOW THE CONTRACT WORKS

   PURCHASE PAYMENT             CONTRACT VALUE           DAILY DEDUCTION FROM
                                                           VARIABLE ACCOUNT
 . You can make a             . You allocate              . We deduct a
   one-time                     payments to your            mortality and
   investment or                choice, within              expense risk
   establish an                 limits, of                  charge of 1.25%
   ongoing                      Eligible Funds              on an annualized
   investment                   and/or the Fixed            basis from the
   program, subject             Account.                    Contract Value
   to the Company's           . The Contract                daily.
   minimum and                  Value reflects            . We deduct an
   maximum purchase             purchase                    Administration
   payment                      payments,                   Asset Charge of
   guidelines.                  investment                  0.10% on an
                                experience,                 annualized basis
  ADDITIONAL PAYMENTS           interest credited           from the Contract
                                on Fixed Account            Value daily.
 . Generally may be             allocations,              . Investment
   made at any time,            partial                     advisory fees and
   (subject to                  surrenders, loans           operating
   Company limits),             and Contract                expenses are
   but no purchase              charges.                    deducted from the
   payments allowed:          . The Contract                Eligible Fund
   (1) during the               Value invested in           assets daily.
   seven years                  the Eligible
   immediately                  Funds is not              ANNUAL CONTRACT FEE
   preceding the                guaranteed.
   Maturity Date              . Earnings in the           . We deduct a $30
   (except under                contract are free           Administration
   Contracts issued             of any current              Contract Charge
   in Pennsylvania              income taxes (see           from the Contract
   or New York); or             page A-40).                 Value in the
   (2) after a                . You may change              Variable Account
   Contract Owner               the allocation of           on each
   (or the                      future payments,            anniversary while
   Annuitant, if not            within limits, at           the Contract is
   owned in an                  any time.                   in-force, other
   individual                 . Prior to                    than under a
   capacity) reaches            annuitization,              Payment Option.
   age 86.                      you may transfer            (May be waived
 . Minimum $250 with             Contract Value              for certain large
  certain                       among accounts,             Contracts.) We
  exceptions (see               currently free of           deduct a pro rata
  page A-17).                   charge. (Special            portion on full
                                limits apply to             surrender and at
         LOANS                  the Fixed Account           annuitization.
 . Loans are                    and to situations
   available to                 that involve              SURRENDER CHARGE
   participants of              "market timing.")
   certain tax                . Contract Value            . Consists of
   qualified pension            may not be                  Contingent
   plans (see page              allocated among             Deferred Sales
   A-25).                       more than ten               Charge based on
                                Accounts                    purchase payments
      SURRENDERS                (including the              made (see pages
                                Fixed Account) at           A-30 to A-32).
 . Up to the greater            any time.
   of: 10% of the
   Contract Value at                                       PREMIUM TAX CHARGE
   the beginning of           RETIREMENT BENEFITS
   the Contract                                           . Where applicable,
   Year; and the              . Lifetime income             we deduct a
   excess of the                options.                    premium tax
   Contract Value                                           charge from the
   over purchase              . Fixed and/or                Contract Value
   payments that are            variable payout             when annuity
   subject to the               options.                    benefits commence
   Contingent                                               (and, in certain
   Deferred Sales             . Retirement                  states, at the
   Charge on the                benefits may be             earliest of: full
   date of                      taxable.                    or partial
   surrender, can be                                        surrender;
   withdrawn each             . Premium tax                 annuitization; or
   year without                 charge may apply.           payment of the
   incurring a                                              Death Proceeds
   Contingent                                               due to the death
   Deferred Sales                                           of a Contract
   Charge, subject                                          Owner or, if
   to any applicable                                        applicable, of
   tax law                                                  the Annuitant).
   restrictions.
 . Surrenders may be                                      ADDITIONAL BENEFITS
   taxable.
 . Prior to age 59                                        . You pay no taxes
   1/2 a 10% penalty                                        on your
   tax may apply. (A                                        investment as
   25% penalty tax                                          long as it
   may apply upon                                           remains in the
   surrender from a                                         Contract.
   SIMPLE IRA within                                      . You may surrender
   the first two                                            the Contract at
   years.)                                                  any time for its
 . Premium tax                                              Contract Value,
   charge may apply.                                        less any
                                                            applicable
    DEATH PROCEEDS                                          Contingent
                                                            Deferred Sales
 . Guaranteed not to                                        Charge, subject
   be less than your                                        to any applicable
   total purchase                                           tax law
   payments adjusted                                        restrictions.
   for any prior                                          . We may waive the
   surrenders or                                            Contingent
   outstanding loans                                        Deferred Sales
   (and, where                                              Charge on
   applicable, net                                          evidence of
   of premium tax                                           terminal illness,
   charges).                                                confinement to a
 . Death proceeds                                           nursing home, or
   may be taxable.                                          permanent and
 . Premium tax                                              total disability,
   charge may apply.                                        if this benefit
                                                            is available in
                                                            your state.

                                  THE COMPANY

  We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company. On August 30, 1996, Metropolitan Life Insurance Company ("MetLife") bought New England Mutual Life Insurance Company. MetLife became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. Our Home Office is at 501 Boylston Street, Boston, Massachusetts 02116.

  We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                             THE VARIABLE ACCOUNT

  We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

  The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

  We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than 10 Accounts (including the Fixed Account) at any one time. The Company reserves the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

  Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

  LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series seeks long-term capital growth from investments in common stocks or their equivalent. The Series invests primarily in stocks of small capitalization companies with good earnings growth potential that its subadviser believes are undervalued by the market. Normally, the Series will invest at least 65% of its assets in companies with market capitalization in the range of the market capitalization of those companies which make up the Russell 2000 Index at the time of investment.

  MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SERIES (FORMERLY DRAYCOTT INTERNATIONAL EQUITY SERIES)

  The Morgan Stanley International Magnum Equity Series seeks long-term capital appreciation through investment primarily in equity securities of non-U.S. issuers, in accordance with the weightings of countries included in the Morgan Stanley Capital International EAFE Index, determined by the Series' subadviser. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of at least three different countries outside the United States.

  ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series seeks long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater.

  GOLDMAN SACHS MIDCAP VALUE SERIES (FORMERLY LOOMIS SAYLES AVANTI GROWTH
SERIES)

  The Goldman Sachs Midcap Value Series seeks long-term capital appreciation. The Series invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment.

  DAVIS VENTURE VALUE SERIES (FORMERLY VENTURE VALUE SERIES)

  The Davis Venture Value Series seeks growth of capital. The Series will primarily invest in domestic common stocks that its subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

  WESTPEAK GROWTH AND INCOME SERIES (FORMERLY WESTPEAK VALUE GROWTH SERIES)

  The Westpeak Growth and Income Series seeks long-term total return (capital appreciation and dividend income) through investment primarily in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

  LOOMIS SAYLES BALANCED SERIES

  The Loomis Sayles Balanced Series seeks reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on its subadviser's view of the economic and investment outlook.

  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series seeks a high level of total return consistent with preservation of capital. Assets will be allocated among U.S. Government obligations, mortgage backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) (or unrated but deemed to be of equivalent quality in the subadviser's judgment) and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. Depending on market conditions, the Series may invest without limit in below investment grade fixed-income securities. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds."

  BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series seeks to provide a high level of current income consistent with protection of capital.

  SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series seeks to provide a high level of current income consistent with preservation of capital and maintenance of liquidity. The Series invests primarily in debt obligations (including mortgage-backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities, or derivative securities (such as collateralized mortgage obligations) backed by such securities.

  BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series seeks the highest possible level of current income consistent with preservation of capital. The Series invests in a variety of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

  MFS INVESTOR SERIES

  The MFS Investor Series seeks to provide reasonable current income and long-term growth of capital and income.

  MFS RESEARCH MANAGER SERIES

  The MFS Research Manager Series seeks to provide long-term growth of capital and future income.

INVESTMENT ADVICE

  TNE Advisers, Inc., an indirect subsidiary of the Company, serves as investment adviser for the Eligible Funds. Each of the Eligible Funds also has a subadviser.

SERIES                               SUB-ADVISER
------                               -----------
Back Bay Advisors Bond Income
 Series............................. Back Bay Advisors, L.P.*
Back Bay Advisors Money Market
 Series............................. Back Bay Advisors, L.P.*
Westpeak Growth and Income Series... Westpeak Investment Advisors, L.P.*
Loomis Sayles Small Cap Series...... Loomis Sayles & Company, L.P.*
Loomis Sayles Balanced Series....... Loomis Sayles & Company, L.P.*
Morgan Stanley International Magnum
 Equity Series...................... Morgan Stanley Dean Witter Investment Inc.
Alger Equity Growth Series.......... Fred Alger Management, Inc.
Goldman Sachs Midcap Value Series... Goldman Sachs Asset Management**
Davis Venture Value Series.......... Davis Selected Advisers, L.P.***
Salomon Brothers U.S. Government
 Series............................. Salomon Brothers Asset Management Inc.
Salomon Brothers Strategic Bond
 Opportunities****.................. Salomon Brothers Asset Management Inc.
MFS Investor Series................. Massachusetts Financial Services Company
MFS Research Manager Series......... Massachusetts Financial Services Company

--------

   * An affiliate of New England Life Insurance Company.

  ** The Goldman Sachs Midcap Value Series' subadviser was Loomis Sayles &
     Company, L.P., until May 1, 1998 when Goldman Sachs Asset Management became the subadviser.

 *** Davis Selected Advisers may delegate any of its responsibilities to Davis
     Selected Advisers--NY, Inc., a wholly owned subsidiary of Davis Selected.

**** The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment subadvisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

  Each of the Eligible Funds is a Series of the New England Zenith Fund (the "Zenith Fund"). The attached Zenith Fund prospectus contains more complete information on each Series. You should read that prospectus carefully before investing. The Zenith Fund's Statement of Additional Information also contains more information on each Series. You may obtain the Statement of Additional Information free of charge by writing to New England Securities, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Series is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another Eligible Fund or Funds without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will not make such substitution will be made without any necessary approval of the Securities and Exchange Commission.

                               GUARANTEED OPTION

  You may allocate purchase payments to the Fixed Account in states that have approved the Fixed Account option. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "The Fixed Account" for more information.)

                                 THE CONTRACTS

  In some states, the Contracts that are available provide a different minimum guaranteed death benefit and impose a lower mortality and expense risk charge. Consult with your agent regarding the Contracts available in your state when you are considering purchasing a contract.

PURCHASE PAYMENTS

  Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, the following exceptions may apply.

  . When the Contract is bought as part of an individual retirement account under Section 408(a) of the Code or individual retirement annuity under
    Section 408(b) of the Code (both referred to as "IRAs"), and a Roth IRA under Section 408A of the Code ("Roth IRA") the minimum initial purchase payment we will accept is $2,000, or if you choose to have monthly purchase payments withdrawn from your bank checking account or New England Cash Management Trust account, a service known as the Master Service Account arrangement ("MSA") we will accept a minimum of $100.

  . For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

  . For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through MSA. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

  We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We will not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.

  NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE (EXCEPT UNDER CONTRACTS ISSUED IN PENNSYLVANIA OR NEW
YORK); OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 86.

  When we receive a completed application and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.


TEN DAY RIGHT TO REVIEW

  Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS

  You may allocate your purchase payments to the fixed account and to the Eligible Funds, up to a maximum of ten Accounts (including the Fixed Account). We convert, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Home Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

  We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

  The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value is determined by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.35% of the average daily net asset value of the sub-account. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

  If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

  Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a Joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

  The Contract's Death Proceeds at any time will be the greater of:

    (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

    (2) the minimum guaranteed death benefit.

  During the first seven years of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guarantee death benefit by the percentage of Contract Value withdrawn. On the seventh anniversary of your Contract and on each seven year anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

    (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

    (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (seventh anniversary) date, or until you make a purchase payment or surrender.


     Assume that we issue a Contract with a $10,000 purchase payment on 5/1/98. No further purchase payments are made and during the first seven Contract Years, no partial surrenders are made. During the first seven Contract Years, the minimum guaranteed death benefit is $10,000. Assume that on the Contract Anniversary on 5/1/05, the Contract Value is $25,000. The minimum guaranteed death benefit is reset on that date to $25,000.

 EXAMPLE:

     Assume that the Contract Value increases to $27,000 by 1/1/06, and that you request a partial surrender of 20% of your Contract Value, or $5,400, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $20,000 [$25,000- .20($25,000)].

     Assume that on 6/15/06 the Contract Value has decreased to $18,000. The minimum guaranteed death benefit remains at $20,000 and the Death Proceeds payable on 6/15/06 is $20,000.

  Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law.

  If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

  The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE

BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

  There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death). See "Qualified Contracts--Distributions from the Contract."

  If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

  --BENEFICIARY CONTINUATION

  Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

  IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

  The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

  --SPECIAL OPTIONS FOR SPOUSES

  Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death:

    (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

    (2) to continue the Contract under the Beneficiary Continuation provision; or

    (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

  IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. All terms and conditions of the Contract that applied prior to the death will continue to apply, regardless of whether or not the Contract is qualified for tax benefited treatment under the Code, except that:

    a. We will not permit additional purchase payments or loans under Contracts issued in connection with a retirement plan qualifying for tax benefited treatment under Sections 401 or 403 of the Internal Revenue Code; and

    b. The Maturity Date will be reset, if necessary, based on the age of the surviving spouse.

  Except under Contracts issued in New York or Pennsylvania, if the reset Maturity Date would be less than seven years after the date of the most recent purchase payment made, no Contingent Deferred Sales Charge will apply under the Contract.

  We will not permit Spousal Continuation if:

    (1) the reset Maturity Date is greater than our permitted maximum;

    (2) at the time of your death, your surviving spouse is older than the maximum maturity age allowed under state law; or

    (3) at the original Maturity Date, your surviving spouse would be older than the maximum maturity age allowed under state law.

  Most states have a maximum maturity age of 95 except New York and Pennsylvania which have a maximum maturity age of 85.

  A surviving spouse who elects Beneficiary Continuation under a Contract that is qualified for tax-benefited treatment under the Code must begin to receive distributions from the Contract by the earlier of: (1) five years from the date of death; and (2) the year in which you would have reached age 70 1/2.

  If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and the Contract Value will be reduced accordingly.

TRANSFER PRIVILEGE

  Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See "Tax Status of the Contract--Diversification."

  Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, you may transfer this amount to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)

  Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payment under a fixed payout option.

  We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request.

  For transfers that we determine are based on "market-timing" (e.g., transfers under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer), we will allow one transfer every 30 days. Each transfer is subject to a $500,000 maximum. We will treat as one transfer all transfers requested under different Contracts that are being requested under Powers of Attorney with a common attorney-in-fact or that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. If we process a transfer under one such Contract and, within the next 30 days, a transfer request for another Contract is determined by us to be related, we will not process the second transfer request.

  The above limitations on transfers that we determine to be based on market-timing do not apply to Contracts issued in New York. In New York as in all other states, however, transfers can be made under Powers of Attorney only with our consent.

  We will notify you, in advance, if we change the above transfer provisions.

  See "Requests and Elections" for information regarding transfers made by written request and by telephone.

  For special rules regarding transfers involving the Fixed Account, see "The Fixed Account." We limit transfers out of the Fixed Account as to amount. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See the Statement of Additional Information.

  You may distribute your Contract Value among no more than 10 Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

DOLLAR COST AVERAGING

  We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than 10 accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 to each account that you select under this feature. If we impose a transfer fee, we will count transfers made under the dollar cost averaging program against the number of transfers per year allowed free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)

SURRENDERS

  Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value reduced by the following amounts:

  . any applicable Contingent Deferred Sales Charge;

  . a pro rata portion of the Administration Contract Charge (on a full surrender only);

  . a premium tax charge (in certain states only); and

  . any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

  Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

  . The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

  . Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Status.")

  Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Status--Qualified Contracts.")

  How to surrender.

  . You must submit a request to our Home Office. (See "Requests and Elections.")

  . You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

  . You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

  . We have to receive your surrender request in our Home Office prior to the Maturity Date or Contract Owner's death.

  We will normally pay surrender proceeds within seven days after receipt of a request at the Home Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")

  Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Home Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts in proportion to the amount of your Contract Value in each sub-account, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

  Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts we receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

  If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

  If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

  The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

  Contract loans are available to participants under TSA Plans that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000.

  We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

  When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and, if available under your Contract, to the Fixed Account) annually in accordance with your previous allocation instructions.

  Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

  You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years.) We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

  Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). (The loan application defines a default on the loan and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1/2 or otherwise comply with the legal requirements for permitted distributions under the TSA contract. If these limitations do not apply (i.e. you are under the age of 59 1/2 or no pre-1989 money is in your contract) we will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. We will not accept an installment repayment of less than the amount billed. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, we will report the default to the IRS as a taxable distribution under the Contract.

  The Internal Revenue Service issued proposed regulations in December of 1995, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant's interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(t). However, a deemed distribution under
Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

  If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract.

  Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

  We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments will be reduced by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

  The Department of Labor has issued regulations (the "ERISA regulations") governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Section 401(a) and certain other employer-sponsored qualified plans. YOU AND YOUR EMPLOYER ARE RESPONSIBLE FOR DETERMINING WHETHER YOUR PLAN IS SUBJECT TO AND COMPLIES WITH THE ERISA REGULATIONS ON PARTICIPANT PLAN LOANS.

  It is the responsibility of the trustee of a Qualified Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement. The terms of this agreement must comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. The plan loan agreement may differ from your Contract loan provisions and, if you are a participant in a Qualified Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

  The ERISA regulations have requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

  One of the current requirements of the ERISA regulations is that the plan must charge a "commercially reasonable" rate of interest for plan loans. The Contract loan interest rate may not be considered "commercially reasonable" within the meaning of the ERISA regulations. It is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant's vested account balance under the plan may be used as security for the loan. A Contract loan is secured by a portion of the Contract Value which is held in the Company's general account. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant's vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant's total vested account balance under the plan.

  The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. We strongly recommend that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

  We will provide further information regarding loans upon request.

DISABILITY BENEFIT RIDER

  Subject to state availability, we intend to offer a disability benefit rider which may be purchased, provided the Annuitant satisfies our underwriting standards. This feature will be available only if you are under age 60 when we issue your Contract and if you plan to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider will provide that we will make monthly purchase payments subject to the terms and conditions of the rider. Consult your registered representative regarding the availability of this rider.

SUSPENSION OF PAYMENTS

  We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if:
(a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

OWNERSHIP RIGHTS

  During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

  These rights include the right to:

  . change the Beneficiary

  . assign the Contract (subject to limitations)

  . change the payment option

  . exercise all other rights, benefits, options and privileges allowed by the Contract or us.

  For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant. If you transfer ownership of the Contract under an ERISA "Pension Plan" to a non-spousal beneficiary, you may need spousal consent.

  Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

  Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Status" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

  If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

  Requests for sub-account transfers or reallocation of future purchase payments may be made:

  . By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

  . Through your Registered Representative

  . In writing to our Home Office, or

  . By fax (617-578-5412)

  We will automatically permit requests for transfer (that are within our current limits applicable to transfers) or reallocation by telephone. We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone are genuine. Any telephone instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Home Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

                      ADMINISTRATION CHARGES, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

  We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

  . Administration Contract Charge

  . Administration Asset Charge

  . Mortality and Expense Risk Charge

  . Contingent Deferred Sales Charge

  . Premium Tax Charge and Other Expenses

  We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. Eligible Fund operating expenses are shown on page A-7.

ADMINISTRATION CONTRACT CHARGE

  The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

  We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

  We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

  The Administration Asset Charge is equal to an annual rate of .10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

  We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.25% of the daily net assets of each such sub-account, of which .70% represents a mortality risk charge and

 .55% represents an expense risk charge. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See ""Annuity Payments.'')

CONTINGENT DEFERRED SALES CHARGE

  We do not deduct a charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or
(c) under Contracts issued in Pennsylvania or New York, the Maturity Date if at that date a purchase payment has been invested for less than seven years.

  When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the sub-accounts and the Fixed Account in the same proportion as the Contract Value surrendered.

  The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

            IF WITHDRAWN DURING YEAR               CHARGE
            ------------------------               ------
              1...................................   7%
              2...................................   6%
              3...................................   5%
              4...................................   4%
              5...................................   3%
              6...................................   2%
              7...................................   1%
            Thereafter............................   0%

  In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

  In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

 EXAMPLE:

     Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
  Situation 1:............     $12,500         $14,000       $4,000        $1,250        $4,000
  Situation 2:............     $11,000         $10,000       $    0        $1,100        $1,100

  We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

 EXAMPLE:

     Assume that you make a $10,000 purchase payment into the Contract on 6/1/98 and you make another $10,000 purchase payment on 2/1/99. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                            10% OF
                                                                         BEGINNING OF  MAXIMUM FREE
                              AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                            OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                            ---------------- ------------- ------------- ------------- ------------
  Situation 1: $7,000 par-
   tial
   surrender on 12/1/99...      $22,000         $25,000       $5,000        $2,200        $5,000

   The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/98 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.

                          HYPOTHETICAL CONTRACT VALUE

                                                                           10% OF
                                                                        BEGINNING OF  MAXIMUM FREE
                             AT BEGINNING   ON WITHDRAWAL               YEAR CONTRACT  WITHDRAWAL
                           OF CONTRACT YEAR     DATE      CONTRACT GAIN     VALUE        AMOUNT
                           ---------------- ------------- ------------- ------------- ------------
  Situation 2: $25,000
   surrender on 1/1/03....     $30,000         $33,000       $13,000       $3,000       $13,000

   The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/98 and $2,000 of the $10,000 purchase payment that you made on 2/1/99. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.

  Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

  If your Contract Value is less than your total purchase payments due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

  Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

  . After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (described under "Annuity Options"), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales

   Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

  . On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

  . If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made. This waiver of the Contingent Deferred Sales Charge will not apply, however, if we issued your Contract in New York or Pennsylvania.

  . On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract was the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Status--Qualified Contracts.")

  We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or New England Mutual Life Insurance Company (now MetLife).

  We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing.

  If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we will credit the Contracts with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by the Company or its affiliated companies.

PREMIUM TAX CHARGE

  Some states (currently South Dakota) impose a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). Other states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

  Deductions for state premium tax charges currently range from 1/2% to 2.25% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

  An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY

  The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option).

  We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

  If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date, if necessary, based on the age of the older Contract Owner.

  You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

  Variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See "Amount of Variable Annuity Payments.")

  Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

  There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable (some options are not available for death proceeds).

  You select an annuity payment option by written request to us and subject to any applicable Federal tax law restrictions.

  The Contract offers the variable annuity payment options listed below.

    Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

    Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

    Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

    Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

  Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

  The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the assumed interest rate under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.

  See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

  If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

  The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

  We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.
--------

* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

  At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Current annuity purchase rates used to determine the amount of monthly payments will generally be more favorable if the Maturity Date is at least two Contract Years after the Contract Date. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.

  For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs") and Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs");

    4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Status--Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with

Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

INTRODUCTION

  The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain plans entitled to special income tax treatment ("Qualified Contracts") under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of this prospectus, Qualified Contracts are Contracts that fund Qualified Plans, TSA Plans, IRAs, SEPs and SARSEPs, SIMPLE IRAs, Roth IRAs, Section 457 Plans, and Governmental Plans. Purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF THE COMPANY

  We are taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from us, and its operations form a part of us, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains arising from the operation of the Variable Account are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, we believe that the Variable Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

  Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the Variable Account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in our being taxed on income or gains attributable to the Variable Account, then we may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside amounts to pay such taxes.

TAX STATUS OF THE CONTRACT

  We believe that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in a Contract's Account Value will not be taxable until amounts are received from the Contract, either in the form of Annuity payments or in some other form. In order to be subject to annuity contract treatment for tax purposes, the Contract must meet the following Code requirements:

  Diversification. Section 817(h) of the Code requires that with respect to Non-Qualified Contracts, the investments of the Funds must be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Variable Account, through the Eligible Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Eligible Funds' assets may be invested.

  Owner Control. In some circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Contract Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Non-Qualified Contracts to provide that (a) if any Owner dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The "designated beneficiary" refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of a deceased owner, the contract may be continued with the surviving spouse as the new owner.

  The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions when they are issued and modify the contracts in question if necessary to assure that they comply with the requirements of Code Section 72(s). Other rules may apply to Qualified Contracts.

  The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

  In General. Section 72 of the Code governs taxation of annuities in general. We believe that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., withdrawals or annuity payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and prospective Contract Owners that are not natural persons may wish to discuss these with a competent tax advisor.

  The following discussion generally applies to a Contract owned by a natural person.

  Surrenders. In the case of a surrender under a Qualified Contract, including Systematic Withdrawals, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

  With respect to Non-Qualified Contracts, partial surrenders, including Systematic Withdrawals, are generally treated as taxable income to the extent that the Contract Value immediately before the surrender exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

  Annuity Payments. Although the tax consequences may vary depending on the annuity payment elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.

  Penalty Tax. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of an owner;
(3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the owner and a "designated beneficiary". Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Contract because of the death of a Contract Owner (or Annuitant if the Contract Owner is not an individual). Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or
(2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  Transfers, Assignments, Exchanges and Maturity Dates. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Multiple Contracts. All deferred non-qualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise.

QUALIFIED CONTRACTS

  The Contract is designed for use with certain retirement plans that qualify for Federal tax benefits. The tax rules applicable to participants and beneficiaries in these retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

  We make no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Contract Owners and participants under retirement plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contract Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract under applicable federal and state tax laws and ERISA.

  The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

(i) Plan Contribution Limits

  Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

  TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information about all the applicable limitations, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

  IRAS, SEPS, SARSEPS, SIMPLE IRAS AND ROTH IRAS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 1999 the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $31,000 and $41,000 for an individual, between $51,000 and $61,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs, SARSEPs and SIMPLE IRAs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $160,000 for 1999) or $30,000. The maximum salary reduction contribution currently permitted to a SIMPLE IRA is $6,000. In addition, an employer may make a matching contribution to a SIMPLE IRA, typically of 2% or 3% of the compensation (as limited by the Code) of the employee. For more information concerning the contributions to IRAs, SEPs, SARSEPs, and SIMPLE IRAs you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of a "lump sum" distribution (as defined in the Code) from a Qualified Plan.

  ROTH IRAS

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns).You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

  SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a
Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The Plans may permit participants to specify the form of investment for their deferred compensation accounts. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

  QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

  The Contract includes a Death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

(ii) Distributions from the Contract

  MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1998 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an "eligible rollover distribution." Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

  QUALIFIED PLANS, TSA PLANS, IRAS, SEPS, SARSEPS, SIMPLE IRAS, ROTH IRAS AND GOVERNMENTAL PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP, SIMPLE IRA or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract", a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a divorce (in the case of IRAs) or a qualified domestic relations order. In the case of IRAs, SEPs, SARSEPs and

SIMPLE IRAs, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

  Except under a Roth IRA, if the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over the life (or life expectancy) of the Beneficiary. If the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  For TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  For a SIMPLE IRA, the 10% penalty tax described above is increased to 25% with respect to withdrawals made during the first two years of participation. For Roth IRAs, distributions representing amounts attributable to contributions to a Roth IRA which has been established for five years or more are generally not taxed.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions generally must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. We currently waive the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP, SARSEPs and SIMPLEs), Qualified Plans, TSA Plans and Governmental Plans. Roth IRAs under Section 408A do not require distributions at any time prior to the Contract Owner's death. A penalty tax of up to 50% of the amount which should have been distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount.

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

  SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by the later of April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement, and meets other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a

"minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs, generally SIMPLE IRAs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant's spouse, distribution must be completed within 15 years of death, regardless of the beneficiary's actual life expectancy.

WITHHOLDING

  Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. We are required to withhold taxes from certain distributions under certain qualified contracts.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

  As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

GENERAL

  At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a Non-Qualified Contract or a Qualified Contract. If the initial premium is derived from an exchange or surrender of another annuity contract, we may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. We will require that persons purchase separate Contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Contract would require the minimum initial purchase payment stated above. Additional purchase payments under a Contract must qualify for the same federal income tax treatment as the initial purchase payment under the Contract; we will not accept an additional purchase payment under a Contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

                                 VOTING RIGHTS

  We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

  Prior to annuitization, we determine the number of votes on which you have a right to instruct us on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

  We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

  We will vote Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                           DISTRIBUTION OF CONTRACTS

  New England Securities, the principal distributor of the Contracts, is a broker-dealer registered under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. New England Securities may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the contracts. We pay commissions to broker-dealers who sell the contracts an amount which generally does not exceed 7% of purchase payments. We may pay such compensation either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some combination of both.

                               THE FIXED ACCOUNT

  The contract has a Fixed Account option in those states where it has been approved by the state insurance department. In these states, you may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a Variable Account contract, allowing you to protect principal and earn a guaranteed rate of interest.

  Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an effective annual rate of at least 3%. (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a rate higher than 3%, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

  Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

  A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

  Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special rules, however, apply to transfers involving the Fixed Account (see below).

  Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

  We limit the amount of Contract Value which you may transfer from the Fixed Account to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year, except with our consent. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. See Statement of Additional Information. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account.

  We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

  For more information on the Fixed Account please refer to the Statement of Additional Information.

                       YEAR 2000 COMPLIANCE ISSUES

  Like all financial services providers, we utilize systems that may be affected by Year 2000 transition issues, and we rely on a number of third parties including banks, custodians, and investment managers, that also may be affected. We and our affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. Additionally, it is anticipated that we will spend approximately $4.5-7.5 million on the conversion. It is difficult to predict whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. If we or our service providers are not successful in the Year 2000 transition, computer systems could fail or erroneous results and delays could occur when processing information after December 31, 1999. However, as of the date of this prospectus, it is not anticipated that you will experience negative effects on your investment, or on the services provided in connection therewith, as result of Year 2000 transition implementation. We currently anticipate that our systems will be Year 2000 compliant on or about December 31, 1998, with systems testing and compliance verification to follow. Service providers may not have anticipated every step necessary to avoid any adverse effect on the Variable Account attributable to Year 2000 transition.


                    INVESTMENT PERFORMANCE INFORMATION

  We may advertise or include in sales literature (i) total returns for the sub-accounts, (ii) non-standard returns for the sub-accounts and (iii) illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

STANDARD RETURN

  The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

  "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions will not include the Contingent Deferred Sales Charge. In addition, we may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

  We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day or the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and surrender value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and surrender value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or surrender value at the beginning and at the end of each year and dividing it by the beginning Contract Value or surrender value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or surrender value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

OTHER PERFORMANCE

  In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.


                           FINANCIAL STATEMENTS

  You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                                  APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

  Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

  Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

  If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

  Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

  Toll-free telephone service:
                        --A recording of daily unit values is available by
                         calling 1-800-333-2501.

                        --Fund transfers and changes of future purchase
                         payment allocations can be made by calling 1-800-435-4117.

  Written Communications:
                        --All communications and inquiries regarding address
                         changes, premium payments, billing, fund transfers, surrenders, maturities and any other processing matters relating to your Contract should be directed to:

                           New England Annuities
                           P.O. Box 642
                           Boston, Mass 02116

                                  APPENDIX B

                       CONTINGENT DEFERRED SALES CHARGE

  The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of:
(1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

  As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                  APPENDIX C

                                  PREMIUM TAX

  Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                      CONTRACTS USED WITH TAX
JURISDICTION          QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------          -------------------------- -------------------
California                       0.50%                  2.35%
District of Columbia             2.25%                  2.25%
Kentucky                         2.00%                  2.00%
Maine                              --                   2.00%
Nevada                             --                   3.50%
Puerto Rico                      1.00%                  1.00%
South Dakota                       --                   1.25%
West Virginia                    1.00%                  1.00%
Wyoming                            --                   1.00%

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                APPENDIX D

                           EXCHANGED CONTRACTS

  You may exchange a Fund I, Preference or Zenith Accumulator contract (an "old contract") for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

  The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.


  If you exchange a Fund I, Preference or Zenith Accumulator variable annuity contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefits will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on every seventh contract anniversary following the date of the exchange. (See Payment on Death Prior to Annuitization.)

  If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC. Also, that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

CONTACT CHARGES UNDER AN AGS, FUND I, PREFERENCE OR ZENITH ACCUMULATOR CONTRACT

                                                           ASSET-BASED
                                                           (MORTALITY &
                                                           EXPENSE AND     ADMINISTRATION
                                                           ADMIN. ASSET       CONTRACT
                                       CDSC                  CHARGE)           CHARGE           OTHER
                          ------------------------------- --------------   -------------- ----------------
  American Growth Series  7% of purchase payments;              1.35%      $30 (or 2% of  premium tax
   (AGS)                  declining to 0% after 7 years                    total          charge on
                                                                           Contract       purchase
                                                                           Value if       payments in
                                                                           less) --       South Dakota is
                                                                           waiver may     paid by us and
                                                                           apply          recovered later

  Fund I                  --none on exchange (will apply    approximately  3% of first    premium tax
                          to subsequent withdrawal from         1.35%      $46 2% of      charge taken
                          AGS)                               (including    excess         from purchase
                          --subsequent purchase payments     investment    (amounts will  payments in
                          will have AGS's CDSC              advisory fee)  be lower for   South Dakota
                                                                           single         --Sales Charge--
                                                                           purchase       maximum 6%
                                                                           payment
                                                                           contracts)

  Preference              --none on exchange (but will          1.25%      $30 --         premium tax
                          apply to subsequent withdrawal   (mortality and  no waiver      charge taken
                          from AGS)                         expense only;                 from purchase
                          --subsequent purchase payments         no                       payments in
                          will have AGS's CDSC             Administration                 South Dakota
                                                            Asset Charge)

  Zenith Accumulator      --none on exchange                    1.35%      $30            --transfer fee
                          --will apply on subsequent                                      of $10 if you
                          withdrawal from AGS using the                                   make more than
                          time table for Zenith                                           12 per year
                          Accumulator
                          --10 year, 6.5% (of Contract
                          Value) declining if you have a
                          Zenith Accumulator Contract
                          --subsequent purchase payments
                          will have AGS's CDSC

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           -----
THE COMPANY...............................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT.................................  II-3
PERFORMANCE COMPARISONS...................................................  II-3
CALCULATION OF PERFORMANCE DATA...........................................  II-4
NET INVESTMENT FACTOR..................................................... II-17
ANNUITY PAYMENTS.......................................................... II-17
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS...................... II-19
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........................ II-23
EXPERTS................................................................... II-27
LEGAL MATTERS............................................................. II-27
APPENDIX A................................................................ II-28
FINANCIAL STATEMENTS......................................................   F-1

  If you would like a copy of the Statement of Additional Information, please complete the request form below and mail to:

  New England Securities Corporation
  399 Boylston Street
  Boston, Massachusetts 02116

             Please send a copy of the Statement of Additional
           Information for New England Variable Annuity Separate
           Account (American Growth Series) to:

           --------------------------------------------------------
           Name

           --------------------------------------------------------
           Street

           --------------------------------------------------------
           City                      State                       Zip

                       NEW ENGLAND LIFE INSURANCE COMPANY
                              501 BOYLSTON STREET
                                BOSTON, MA 02116

                                    RECEIPT

  This is to acknowledge receipt of an American Growth Series Prospectus dated April 30, 1999. This Variable Annuity Contract is offered by New England Life Insurance Company.

_____________________________________     _____________________________________
               (Date)                             (Client's Signature)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                            AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                              APRIL 30,1999

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30,1999 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.




VA-155SAI-98

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3
Services Relating to the Variable Account.................................  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-17
Annuity Payments.......................................................... II-17
Hypothetical Illustrations of Annuity Income Payouts...................... II-19
Historical Illustrations of Annuity Income Payouts........................ II-23
The Fixed Account......................................................... II-26
Experts................................................................... II-27
Legal Matters............................................................. II-27
Appendix A................................................................ II-28
Financial Statements......................................................   F-1

                                  THE COMPANY

  New England Life Insurance Company ("The Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

  The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

  Auditors. Deloitte & Touche LLP, located at 125 Summer Street, Boston, Massachusetts 02110, conducts an annual audit of the Variable Account's financial statements.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1996, 1997 and 1998, the Company paid commissions in the
amount of $3,782,305.00, $5,081,873.33 and $       respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature for the Contracts and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, and the New England Zenith Fund (the "Zenith Fund") during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1994. The Contracts were not available before April, 1995. The Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The Westpeak Growth and Income and Goldman Sachs Midcap Value Series (formerly the Loomis Sayles Avanti Growth Series) commenced operations on April 30, 1993. The Small Cap Series commenced operations on May 2, 1994. The six other Eligible Funds did not commence operations until October 31, 1994.

  Calculations of average annual total return are based on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30 (and may be waived for certain large Contracts). Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 1998 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 1998 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 1998. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-Account average annual total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Sub-Account performance for the periods shown reflects a mortality and expense charge of 1.25%. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding sub-account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Morgan Stanley International Magnum Equity Series*

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Goldman Sachs Midcap Value Series**

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Westpeak Growth and Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Loomis Sayles Balanced Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Sub-Account....................................    %

--------
** The Goldman Sachs Midcap Value Series' Subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Morgan Stanley International Magnum Equity Series*

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Goldman Sachs Midcap Value Series**

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 years...............................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Westpeak Growth and Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 years...............................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Loomis Sayles Balanced Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

--------
* The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
   Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 Years...............................................................    %
      10 years..............................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      Since Inception of the Fund...........................................    %

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                           PERIOD ENDING DECEMBER 31, 1998
                           -------------------------------
      1 Year................................................................    %
      5 Years...............................................................    %
      10 years..............................................................    %
      Since Inception of the Fund...........................................    %

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Hypothetical Illustrations of Annuity Income Payments" and "Historical Illustrations of Annuity Income Payments" in this Statement of Additional Information.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 1998 for the sub-account investing in the Back Bay Advisors Bond Income Series based on the assumptions used in the above table. The units column below shows the number of accumulation units hypothetically purchased by the $1000 investment in the Series in the first year. The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                          UNIT   CONTRACT SURRENDER ANNUAL TOTAL
   DATE                         UNITS    VALUE    VALUE     VALUE      RETURN
   ----                        -------- -------- -------- --------- ------------
   December 31, 1993.......... 407.7086 2.650071 1,080.46 $1,022.11     2.21%
   December 31, 1994.......... 395.8294 2.525427   999.64    954.65    -2.29%
   December 31, 1995.......... 385.8902 3.018347 1,164.75  1,124.75     4.00%
   December 31, 1996.......... 376.2539 3.113250 1,171.37  1,141.37     3.36%
   December 31, 1997.......... 367.4415 3.404265 1,250.87  1,230.87     4.24%
   December 31, 1998..........

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: September 1, 1983 for the Back Bay Advisors Money Market and Back Bay Advisors Bond Income Series; May 1, 1993 for the Westpeak Growth and Income and Goldman Sachs Midcap Value Series; May 2, 1994 for the Loomis Sayles Small Cap Series; and November 1, 1994 for the other series of the Zenith Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on surrender.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
BACK BAY ADVISORS BOND INCOME AND BACK BAY ADVISORS MONEY MARKET SERIES ISSUED
                               SEPTEMBER 1, 1983
  WESTPEAK GROWTH AND INCOME AND GOLDMAN SACHS MIDCAP VALUE(3) SERIES ISSUED
                                  MAY 1, 1993
               LOOMIS SAYLES SMALL CAP SERIES ISSUED MAY 2, 1994
               OTHER ZENITH FUND SERIES ISSUED NOVEMBER 1, 1994
                              INVESTMENT RESULTS

                               CONTRACT VALUE(1)

                                MORGAN                                                               SALOMON
                    LOOMIS      STANLEY                GOLDMAN               WESTPEAK               BROTHERS     BACK BAY
                    SAYLES   INTERNATIONAL   ALGER      SACHS      DAVIS      GROWTH     LOOMIS     STRATEGIC    ADVISORS
                    SMALL       MAGNUM       EQUITY     MIDCAP    VENTURE      AND       SAYLES       BOND         BOND
                     CAP       EQUITY(2)     GROWTH    VALUE(3)    VALUE      INCOME    BALANCED  OPPORTUNITIES   INCOME
                  ---------- ------------- ---------- ---------- ---------- ---------- ---------- ------------- ----------
As of December
 31:
 1983............                                                                                               $10,337.67
 1984............                                                                                                11,445.98
 1985............                                                                                                13,372.34
 1986............                                                                                                15,111.94
 1987............                                                                                                15,209.14
 1988............                                                                                                16,221.84
 1989............                                                                                                17,933.29
 1990............                                                                                                19,081.33
 1991............                                                                                                22,162.98
 1992............                                                                                                23,611.58
 1993............                                     $11,366.57            $11,317.31                           26,189.62
 1994............ $ 9,587.79  $10,237.00   $ 9,694.22  11,147.74 $ 9,628.18  10,995.38 $ 9,967.47  $ 9,838.07    24,928.24
 1995............  12,146.27   10,692.43    14,185.73  14,294.36  13,193.69  14,760.65  12,234.95   11,551.12    29,762.30
 1996............  15,616.68   11,215.69    15,798.75  16,543.95  16,338.34  17,154.34  14,072.65   12,993.93    30,666.44
 1997............  19,189.74   10,886.69    19,541.57  19,105.05  21,477.28  22,540.94  16,091.52   14,201.85    33,501.82
 1998............
                   SALOMON    BACK BAY
                   BROTHERS   ADVISORS
                     U.S.      MONEY
                  GOVERNMENT   MARKET
                  ---------- ----------
As of December
 31:
 1983............            $10,256.90
 1984............             11,167.87
 1985............             11,891.93
 1986............             12,494.00
 1987............             13,093.94
 1988............             13,851.97
 1989............             14,893.43
 1990............             15,858.00
 1991............             16,578.78
 1992............             16,938.41
 1993............             17,169.20
 1994............ $10,037.26  17,573.10
 1995............  11,354.32  18,286.71
 1996............  11,536.13  18,925.00
 1997............  12,308.95  19,627.81
 1998............

                               SURRENDER VALUE(1)

                                MORGAN                                                               SALOMON
                    LOOMIS      STANLEY                GOLDMAN               WESTPEAK               BROTHERS     BACK BAY
                    SAYLES   INTERNATIONAL   ALGER      SACHS      DAVIS      GROWTH     LOOMIS     STRATEGIC    ADVISORS
                    SMALL       MAGNUM       EQUITY     MIDCAP    VENTURE      AND       SAYLES       BOND         BOND
                     CAP       EQUITY(2)     GROWTH    VALUE(3)    VALUE      INCOME    BALANCED  OPPORTUNITIES   INCOME
                  ---------- ------------- ---------- ---------- ---------- ---------- ---------- ------------- ----------
As of December
 31:
 1983............                                                                                               $ 9,674.03
 1984............                                                                                                10,835.98
 1985............                                                                                                12,862.34
 1986............                                                                                                14,701.94
 1987............                                                                                                14,899.14
 1988............                                                                                                16,011.84
 1989............                                                                                                17,823.29
 1990............                                                                                                19,071.33
 1991............                                                                                                22,152.98
 1992............                                                                                                23,601.58
 1993............                                     $10,646.57            $10,597.31                           26,179.62
 1994............ $ 8,969.15  $ 9,585.41   $ 9,080.62  10,527.74 $ 9,019.21  10,380.95 $ 9,334.75  $ 9,214.41    24,918.24
 1995............  11,528.77   10,106.41    13,580.73  13,774.36  12,588.59  14,240.65  11,629.95   10,946.12    29,752.30
 1996............  15,099.18   10,710.69    15,293.75  16,123.95  15,833.34  16,734.34  13,567.65   12,488.93    30,656.44
 1997............  18,772.24   10,490.72    19,136.57  18,785.05  21,072.28  22,220.94  15,686.52   13,796.85    33,491.82
 1998............
                   SALOMON    BACK BAY
                   BROTHERS   ADVISORS
                     U.S.      MONEY
                  GOVERNMENT   MARKET
                  ---------- ----------
As of December
 31:
 1983............            $ 9,598.92
 1984............             10,557.87
 1985............             11,381.93
 1986............             12,084.00
 1987............             12,783.94
 1988............             13,641.97
 1989............             14,783.43
 1990............             15,848.00
 1991............             16,568.78
 1992............             16,928.41
 1993............             17,159.20
 1994............ $ 9,399.65  17,563.10
 1995............  10,749.32  18,276.71
 1996............  11,031.13  18,915.00
 1997............  11,903.95  19,617.81
 1998............

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                     MORGAN                                                   SALOMON
                          LOOMIS     STANLEY            GOLDMAN          WESTPEAK            BROTHERS
                          SAYLES  INTERNATIONAL ALGER    SACHS    DAVIS   GROWTH   LOOMIS    STRATEGIC
                          SMALL      MAGNUM     EQUITY   MIDCAP  VENTURE   AND     SAYLES      BOND
                           CAP      EQUITY(2)   GROWTH  VALUE(3)  VALUE   INCOME  BALANCED OPPORTUNITIES
                          ------  ------------- ------  -------- ------- -------- -------- -------------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................                                 13.67%           13.17%
 1994...................  -4.12%       2.37%    -3.60%   -1.93    -3.72%  -2.84    -0.33%      -1.62%
 1995...................  26.68        4.45     46.33    28.23    37.03   34.24    22.75       17.41
 1996...................  28.57        4.89     11.37    15.74    23.84   16.22    15.02       12.49
 1997...................  22.88       -2.93     23.69    15.48    31.45   31.40    14.35        9.30
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                                              LEHMAN
                                                                           INTERMEDIATE
                          BACK BAY  SALOMON   BACK BAY                     GOVERNMENT/
                          ADVISORS  BROTHERS  ADVISORS DOW JONES  S&P 500   CORPORATE   CONSUMER
                            BOND      U.S.     MONEY   INDUSTRIAL  STOCK       BOND      PRICE
                           INCOME  GOVERNMENT  MARKET  AVERAGE(4) INDEX(5)   INDEX(6)   INDEX(7)
                          -------- ---------- -------- ---------- -------- ------------ --------
As of December 31:
 1983...................    3.38%               2.57%     5.11%     1.79%      4.51%      1.07%
 1984...................   10.72                8.88      1.35      6.27      14.37       3.95
 1985...................   16.83                6.48     33.62     31.73      18.06       3.77
 1986...................   13.01                5.06     27.25     18.66      13.13       1.13
 1987...................    0.64                4.80      5.55      5.25       3.66       4.41
 1988...................    6.66                5.79     16.21     16.61       6.67       4.42
 1989...................   10.55                7.52     32.24     31.69      12.77       4.65
 1990...................    6.40                6.48     -0.54     -3.10       9.16       6.11
 1991...................   16.15                4.55     24.25     30.47      14.62       3.06
 1992...................    6.54                2.17      7.40      7.62       7.17       2.90
 1993...................   10.92                1.36     16.97     10.08       8.79       2.75
 1994...................   -4.82      0.37%     2.35      5.02      1.32      -1.93       2.67
 1995...................   19.39     13.12      4.06     36.94     37.58      15.33       2.54
 1996...................    3.04      1.60      3.49     28.91     22.96       4.05       3.32
 1997...................    9.25      6.70      3.71     24.91     33.36       7.87       1.83
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                     MORGAN                                                   SALOMON
                          LOOMIS     STANLEY            GOLDMAN          WESTPEAK            BROTHERS
                          SAYLES  INTERNATIONAL ALGER    SACHS    DAVIS   GROWTH   LOOMIS    STRATEGIC
                          SMALL      MAGNUM     EQUITY   MIDCAP  VENTURE   AND     SAYLES      BOND
                           CAP      EQUITY(2)   GROWTH  VALUE(3)  VALUE   INCOME  BALANCED OPPORTUNITIES
                          ------  ------------- ------  -------- ------- -------- -------- -------------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................                                  6.47%            5.97%
 1994...................  -10.31%     -4.15%    -9.19%   -1.12    -9.81%  -2.04    -6.65%      -7.86%
 1995...................   28.54       5.44     49.56    30.84    39.58   37.18    24.59       18.79
 1996...................   30.97       5.98     12.61    17.06    25.78   17.51    16.66       14.09
 1997...................   24.33      -2.05     25.13    16.50    33.09   32.79    15.62       10.47
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

                                                                              LEHMAN
                                                                           INTERMEDIATE
                          BACK BAY  SALOMON   BACK BAY                     GOVERNMENT/
                          ADVISORS  BROTHERS  ADVISORS DOW JONES  S&P 500   CORPORATE   CONSUMER
                            BOND      U.S.     MONEY   INDUSTRIAL  STOCK       BOND      PRICE
                           INCOME  GOVERNMENT  MARKET  AVERAGE(4) INDEX(5)   INDEX(6)   INDEX(7)
                          -------- ---------- -------- ---------- -------- ------------ --------
As of December 31:
 1983...................   -3.26%              -4.01%     5.11%     1.79%      4.51%      1.07%
 1984...................   12.01                9.99      1.35      6.27      14.37       3.95
 1985...................   18.70                7.81     33.62     31.73      18.06       3.77
 1986...................   14.30                6.17     27.25     18.66      13.13       1.13
 1987...................    1.34                5.79      5.55      5.25       3.66       4.41
 1988...................    7.47                6.71     16.21     16.61       6.67       4.42
 1989...................   11.31                8.37     32.24     31.69      12.77       4.65
 1990...................    7.00                7.20     -0.54     -3.10       9.16       6.11
 1991...................   16.16                4.55     24.25     30.47      14.62       3.06
 1992...................    6.54                2.17      7.40      7.62       7.17       2.90
 1993...................   10.92                1.36     16.97     10.08       8.79       2.75
 1994...................   -4.82     -6.00%     2.35      5.02      1.32      -1.93       2.67
 1995...................   19.40     14.36      4.06     36.94     37.58      15.33       2.54
 1996...................    3.04      2.62      3.49     28.91     22.96       4.05       3.32
 1997...................    9.25      7.91      3.72     24.91     33.36       7.87       1.83
 1998...................
Cumulative Return.......
Annual Effective Rate of
 Return.................

--------
NOTES:
(1) The Contract Values, surrender values, and annual percentage change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each surrender value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") 1983 figures for the Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. 1993 figures for the Westpeak Growth and Income and Goldman Sachs Midcap Value Series are from May 1 through December 31, 1993. 1994 figures for the Loomis Sayles Small Cap Series are from May 2 through December 31, 1994. 1994 figures for all other series of the Zenith Fund are from November 1 through December 31, 1994.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.
(4) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(5) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(6) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/Corporate Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(7) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $250 monthly investment under a Contract in each of the Eligible Funds if purchase payments had been made on the first day of each month starting with September 1, 1983 for the Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, May 1, 1993 for the Westpeak Growth and Income and Goldman Sachs Midcap Value Series, May 2, 1994 for the Loomis Sayles Small Cap Series and November 1, 1994 for the other series of the Zenith Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary to reflect the $30 Administration Contract Charge, in the same manner as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 1997. The annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the Contract Value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS

                   SEPTEMBER 1, 1983--DECEMBER 31, 1998

                    FOR BOND INCOME AND MONEY MARKET SERIES

 MAY 1, 1993--DECEMBER 31, 1998 FOR GROWTH AND INCOME AND AVANTI GROWTH SERIES

           MAY 2, 1994--DECEMBER 31, 1998 FOR SMALL CAP SERIES

     NOVEMBER 1, 1994--DECEMBER 31, 1998 FOR OTHER ZENITH FUND SERIES

                                                                                       CONTRACT VALUE
                               ---------------------------------------------------------------------------------------------------
                                              MORGAN
                                 LOOMIS       STANLEY                 GOLDMAN      DAVIS      WESTPEAK                  SALOMON
                                 SAYLES    INTERNATIONAL   ALGER       SACHS      VENTURE      GROWTH      LOOMIS      BROTHERS
                   CUMULATIVE    SMALL        MAGNUM       EQUITY      MIDCAP      VALUE        AND        SAYLES        BOND
                   PAYMENTS(1)    CAP        EQUITY(2)     GROWTH     VALUE(3)     GROWTH      INCOME     BALANCED   OPPORTUNITIES
                   ----------- ----------  ------------- ----------  ----------  ----------  ----------  ----------  -------------
 As of December
  31:
 1983............    $ 1,000
 1984............      4,000
 1985............      7,000
 1986............     10,000
 1987............     13,000
 1988............     16,000
 1989............     19,000
 1990............     22,000
 1991............     25,000
 1992............     28,000
 1993............     31,000                                         $ 2,121.84              $ 2,120.54
 1994............     34,000   $ 1,956.26    $  511.38   $   497.68    5,097.79  $   494.91    5,049.40  $   502.20   $   492.19
 1995............     37,000     5,895.10     3,637.36     4,222.10    9,873.90    4,125.99   10,258.06    3,904.75     3,814.17
 1996............     40,000    11,021.85     6,859.16     7,864.68   14,629.01    8,536.02   15,236.80    7,778.69     7,478.86
 1997............     43,000    16,902.67     9,550.07    13,001.28   20,125.90   14,632.30   23,467.27   12,114.50    11,316.03
 1998............
 Annual Effective
  Rate of Return.                        %            %            %           %           %           %           %            %
                    BACK BAY   SALOMON     BACK BAY
                    ADVISORS   BROTHERS    ADVISORS
                      BOND       U.S.       MONEY
                     INCOME   GOVERNMENT    MARKET
                   ---------- ----------- -----------
 As of December
  31:
 1983............  $ 1,012.71             $ 1,016.00
 1984............    4,347.60               4,228.77
 1985............    8,359.85               7,589.75
 1986............   12,610.03              11,042.60
 1987............   15,713.15              14,655.09
 1988............   19,831.44              18,608.55
 1989............   25,092.76              23,140.46
 1990............   29,874.35              27,762.78
 1991............   38,038.94              32,117.90
 1992............   43,679.58              35,876.57
 1993............   51,587.72              39,423.75
 1994............   52,090.01 $   502.40   43,437.95
 1995............   65,505.31   3,734.85   48,314.12
 1996............   70,653.96   6,849.78   53,109.32
 1997............   80,401.77  10,426.55   58,199.85
 1998............
 Annual Effective
  Rate of Return.                       %           %

-------

(1) For the Westpeak Growth and Income and Goldman Sachs Midcap Value Series, cumulative payments as of December 31, 1993 would be $2,000, as of December 31, 1994 would be $5,000, as of December 31, 1995 would be $8,000, as of December 31, 1996 would be $11,000, as of December 31, 1997 would be $14,000 and as of December 31, 1998 would be $17,000. For the Loomis Sayles Small Cap Series, cumulative payments as of December 31, 1994 would be $2,000, as of December 31, 1995 would be $5,000, as of December 31, 1996 would be $8,000, as of December 31, 1997 would be $11,000 and as of December 31, 1998 would be $14,000. For the other Zenith Fund Series, cumulative payments as of December 31, 1994 would be $500, as of December 31, 1995 would be $3,500, as of December 31, 1996 would be $6,500, as of December 31, 1997 would be $9,500 and as of December 31, 1998 would be $12,500.

(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998 when Goldman Sachs Asset Management became the subadviser.

                                                                                      SURRENDER VALUE
                               ---------------------------------------------------------------------------------------------------
                                 LOOMIS       MORGAN                  GOLDMAN                                           SALOMON
                                 SAYLES       STANLEY      ALGER       SACHS       DAVIS      WESTPEAK     LOOMIS      BROTHERS
                   CUMULATIVE    SMALL     INTERNATIONAL   EQUITY      MIDCAP     VENTURE      GROWTH      SAYLES        BOND
                   PAYMENTS(1)    CAP        MAGNUM(2)     GROWTH     VALUE(3)     VALUE     AND INCOME   BALANCED   OPPORTUNITIES
                   ----------- ----------  ------------- ----------  ----------  ----------  ----------  ----------  -------------
 As of December
  31:
 1983............    $ 1,000
 1984............      4,000
 1985............      7,000
 1986............     10,000
 1987............     13,000
 1988............     16,000
 1989............     19,000
 1990............     22,000
 1991............     25,000
 1992............     28,000
 1993............     31,000                                         $ 1,961.84              $ 1,960.54
 1994............     34,000   $ 1,803.57    $  472.33   $   459.59    4,763.39  $   457.01    4,718.60  $   463.80   $   454.48
 1995............     37,000     5,547.60     3,405.07     3,977.10    9,363.90    3,880.99    9,748.06    3,659.75     3,571.44
 1996............     40,000    10,514.35     6,459.43     7,444.68   13,989.01    8,116.02   14,596.80    7,358.69     7,058.86
 1997............               16,265.17     9,048.11    12,436.28   19,385.90   14,067.30   22,727.27   11,549.50    10,751.03
 1998............
 Annual Effective
  Rate of Return.                        %            %            %           %           %           %           %            %
                    BACK BAY    SALOMON     BACK BAY
                    ADVISORS    BROTHERS    ADVISORS
                      BOND        U.S.       MONEY
                     INCOME    GOVERNMENT    MARKET
                   ----------- ----------- -----------
 As of December
  31:
 1983............  $   933.57              $   936.63
 1984............    4,067.60                3,956.32
 1985............    7,909.85                7,145.30
 1986............   12,020.03               10,452.60
 1987............   15,013.15               13,955.09
 1988............   19,051.44               17,828.55
 1989............   24,262.76               22,310.46
 1990............   29,024.35               26,912.78
 1991............   37,188.94               31,267.90
 1992............   42,829.58               35,026.57
 1993............   50,737.72               38,573.75
 1994............   51,240.01  $  463.99    42,587.95
 1995............   64,655.31   3,497.31    47,464.12
 1996............   69,803.96   6,451.30    52,259.32
 1997............   79,551.77   9,867.25    57,349.85
 1998............
 Annual Effective
  Rate of Return.            %          %            %

-------

(1) For the Westpeak Growth and Income and Goldman Sachs Midcap Value Series, cumulative payments as of December 31, 1993 would be $2,000, as of December 31, 1994 would be $5,000, as of December 31, 1995 would be $8,000, as of December 31, 1996 would be $11,000, as of December 31, 1997 would be $14,000 and as of December 31, 1998 would be $17,000. For the Loomis Sayles Small Cap Series, cumulative payments as of December 31, 1994 would be $2,000, as of December 31, 1995 would be $5,000, as of December 31, 1996 would be $8,000, as of December 31, 1997 would be $11,000 and as of December 31, 1998 would be $14,000. For the other Zenith Fund Series, cumulative payments as of December 31, 1994 would be $500, as of December 31, 1995 would be $3,500, as of December 31, 1996 would be $6,500, as of December 31, 1997 would be $9,500 and as of December 31, 1998 would be $12,500.
(2) The Morgan Stanley International Magnum Equity Series' subadviser was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
(3) The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles & Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

  As discussed in the prospectus in the section entitled "Investment Experience Information", the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
       DATE                                                   UNIT VALUE  CHANGE
       ----                                                  ------------ ------
       May 1, 1994..........................................   1.000000
       December 31, 1994....................................    .958779    -4.1%
       December 31, 1995....................................   1.218215    27.1%
       December 31, 1996....................................   1.569712    28.9%
       December 31, 1997....................................   1.932590    23.1%
       December 31, 1998....................................

-------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 8 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

MORGAN STANLEY INTERNATIONAL MAGNUM EQUITY SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   1.023661     2.4%
      December 31, 1995.....................................   1.072382     4.8%
      December 31, 1996.....................................   1.127927     5.2%
      December 31, 1997.....................................   1.097793    -2.7%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   0.955813    -4.4%
      December 31, 1995.....................................   1.401562    46.6%
      December 31, 1996.....................................   1.563978    11.6%
      December 31, 1997.....................................   1.937505    23.9%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

GOLDMAN SACHS MIDCAP VALUE SUB-ACCOUNT***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.136657    13.7%
      December 31, 1994.....................................   1.117861    -1.7%
      December 31, 1995.....................................   1.436949    28.5%
      December 31, 1996.....................................   1.666295    16.0%
      December 31, 1997.....................................   1.927771    15.7%
      December 31, 1998.....................................

--------
  * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
 ** The Morgan Stanley International Magnum Equity Series' subadviser was
    Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.
*** The Goldman Sachs Midcap Value Series' subadviser was Loomis, Sayles &
    Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management became the subadviser.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      5 years, 8 months ended December 31, 1998..............      %         %
      5 years ended December 31, 1998........................      %         %
      1 year ended December 31, 1998.........................      %         %

DAVIS VENTURE VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .962781    -3.7%
      December 31, 1995.....................................   1.322415    37.4%
      December 31, 1996.....................................   1.640833    24.1%
      December 31, 1997.....................................   2.160040    31.6%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      April 30, 1993........................................   1.000000
      December 31, 1993.....................................   1.131731    13.2%
      December 31, 1994.....................................   1.102569    -2.6%
      December 31, 1995.....................................   1.483784    34.6%
      December 31, 1996.....................................   1.727747    16.4%
      December 31, 1997.....................................   2.274012    31.6%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      5 years, 8 months ended December 31, 1998..............      %         %
      5 years ended December 31, 1998........................
      1 year ended December 31, 1998.........................      %         %

LOOMIS SAYLES BALANCED SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .996709     -.3%
      December 31, 1995.....................................   1.226569    23.1%
      December 31, 1996.....................................   1.413947    15.3%
      December 31, 1997.....................................   1.619885    14.6%
      December 31, 1998.....................................

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................    .983769    -1.6%
      December 31, 1995.....................................   1.158151    17.7%
      December 31, 1996.....................................   1.305874    12.8%
      December 31, 1997.....................................   1.430333     9.5%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      August 26, 1983.......................................   1.000000
      December 31, 1983.....................................   1.027018     2.7%
      December 31, 1984.....................................   1.140339    11.0%
      December 31, 1985.....................................   1.335435    17.1%
      December 31, 1986.....................................   1.512218    13.2%
      December 31, 1987.....................................   1.524994      .8%
      December 31, 1988.....................................   1.629605     6.9%
      December 31, 1989.....................................   1.804627    10.7%
      December 31, 1990.....................................   1.923323     6.6%
      December 31, 1991.....................................   2.237207    16.3%
      December 31, 1992.....................................   2.386470     6.7%
      December 31, 1993.....................................   2.650071    11.0%
      December 31, 1994.....................................   2.525427    -4.7%
      December 31, 1995.....................................   3.018347    19.5%
      December 31, 1996.....................................   3.113250     3.1%
      December 31, 1997.....................................   3.404265     9.3%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      15 years, 4 months ended December 31, 1998.............      %         %
      10 years ended December 31, 1998.......................      %         %
      5 years ended December 31, 1998........................      %         %
      1 year ended December 31, 1998.........................      %         %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      October 31, 1994......................................   1.000000
      December 31, 1994.....................................   1.003688      .4%
      December 31, 1995.....................................   1.138448    13.4%
      December 31, 1996.....................................   1.159699     1.9%
      December 31, 1997.....................................   1.240432     7.0%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      4 years, 2 months ended December 31, 1998..............      %         %
      1 year ended December 31, 1998.........................      %         %

BACK BAY ADVISORS MONEY MARKET SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
      DATE                                                    UNIT VALUE  CHANGE
      ----                                                   ------------ ------
      August 26, 1983.......................................   1.000000
      December 31, 1983.....................................   1.026988    2.7%
      December 31, 1984.....................................   1.121296    9.2%
      December 31, 1985.....................................   1.197070    6.8%
      December 31, 1986.....................................   1.260740    5.3%
      December 31, 1987.....................................   1.324361    5.0%
      December 31, 1988.....................................   1.404131    6.0%
      December 31, 1989.....................................   1.512813    7.7%
      December 31, 1990.....................................   1.613903    6.7%
      December 31, 1991.....................................   1.690352    4.7%
      December 31, 1992.....................................   1.730096    2.4%
      December 31, 1993.....................................   1.756748    1.5%
      December 31, 1994.....................................   1.801180    2.5%
      December 31, 1995.....................................   1.877438    4.2%
      December 31, 1996.....................................   1.946086    3.7%
      December 31, 1997.....................................   2.021482    3.9%
      December 31, 1998.....................................

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
      15 years, 4 months ended December 31, 1998.............      %         %
      10 years ended December 31, 1998.......................      %         %
      5 years ended December 31, 1998........................      %         %
      1 year ended December 31, 1998.........................      %         %

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  Illustrations of annuity income payments under various hypothetical and historical rates appear in the tables below. The monthly equivalents of the
hypothetical annual net returns of (    %), 3.50%,     %,     % and     %
shown in the tables at pages II-19 and II-20 are     %,     %,     %,     %
and     %.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected
portfolios were a uniform gross annual rate of 0%,   %, 6%, 8% or 10%. The
values would be different from those shown if the returns averaged 0%,   %,
6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.25% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0. % of the average daily net assets of the Eligible Funds. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 0. %, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.35% for mortality and expense risk and
administrative charge and the assumed   % for investment management and
operating expenses. Since these charges are deducted daily from assets, the
difference between the gross and net rate is not exactly    %.

  Three tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option. The second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration with annuitization occurring within the first two years. The third assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration, with annuitization occurring after the second year. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: For age 65: $

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: For age 65: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%           %      6%        8%        10%
PAYMENT  CALENDAR     ----- ------------------- --------- --------- ---------
 YEAR      YEAR   AGE NET**        %    3.50%         %         %         %
-------  -------- --- ----- ------------------- --------- --------- ---------
    1      1998    65       $  581.00 $  581.00 $  581.00 $  581.00 $  581.00
    2      1999    66                    581.00
    3      2000    67                    581.00
    4      2001    68                    581.00
    5      2002    69                    581.00
   10      2007    74                    581.00
   15      2012    79                    581.00
   20      2017    84                    581.00

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

  ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURRING WITHIN TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:  $     . THE MONTHLY GUARANTEED PAYMENT OF $      IS BEING
PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%            %     6%        8%        10%
PAYMENT  CALENDAR     ----- ----------------------------- --------- ---------
 YEAR      YEAR   AGE NET**        %    3.50%        %          %         %
-------  -------- --- ----- ----------------------------- --------- ---------
    1      1998    65       $  607.05 $  607.05 $  607.05 $  607.05 $  607.05
    2      1999    66                    607.05
    3      2000    67                    607.05
    4      2001    68                    607.05
    5      2002    69                    607.05
   10      2007    74                    607.05
   15      2012    79                    607.05
   20      2017    84                    607.05

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

  ANNUITY PAY-OUT ILLUSTRATION, ANNUITIZATION OCCURRING AFTER TWO YEARS
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN: $     . THE MONTHLY GUARANTEED PAYMENT OF $      IS BEING
PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%           %      6%        8%        10%
PAYMENT  CALENDAR     ----- ------------------- --------- --------- ---------
 YEAR      YEAR   AGE NET**        %    3.50%         %         %         %
-------  -------- --- ----- ------------------- --------- --------- ---------
    1      1998    65       $  614.50 $  614.50 $  614.50 $  614.50 $  614.50
    2      1999    66                    614.50
    3      2000    67                    614.50
    4      2001    68                    614.50
    5      2002    69                    614.50
   10      2007    74                    614.50
   15      2012    79                    614.50
   20      2017    84                    614.50

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the 1.35% Mortality and Expense Risk and Administration Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.25% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the tables also take into account the actual portfolios' management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Bond Income and Money market portfolios, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the portfolios. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 75: $      AND FOR
AGE 76: $     .

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 75: $      AND FOR AGE 76:
$     .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                      LOOMIS    MORGAN            GOLDMAN         WESTPEAK
                      SAYLES    STANLEY    ALGER   SACHS   DAVIS   GROWTH
PAYMENT  CALENDAR     SMALL  INTERNATIONAL EQUITY MIDCAP  VENTURE   AND
 YEAR      YEAR   AGE  CAP      MAGNUM     GROWTH VALUE**  VALUE   INCOME
-------  -------- --- ------ ------------- ------ ------- ------- --------
    1      1983    65
    2      1984    66
    3      1985    67
    4      1986    68
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72
    9      1991    73
   10      1992    74
   11      1993    75                             $                $
   12      1994    76 $         $          $              $
   13      1995    77
   14      1996    78
   15      1997    79
   16      1998    80

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1998, after giving effect to current
expense caps or deferrals:    % Loomis Sayles Small Cap,    % Morgan Stanley
International Magnum,    % Alger Equity Growth,    % Goldman Sachs Midcap
Value,    % Davis Venture Value,    % Westpeak Growth and Income,    % Loomis
Sayles Balanced,    % Salomon Strategic Bond Opportunities,    % Back Bay Bond
Income,    % Salomon US Government,    % Back Bay Money Market.) Effective May
1, 1998 the Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract Values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets through April 30, 1998. Beginning May 1, 1998 the Series' advisory fee is .75% and is reflected through December 31, 1998.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/99
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $     ; FOR
AGE 75: $      AND FOR AGE 76: $     .

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED
ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $     ; FOR AGE 75:
$      AND FOR AGE 76: $     .

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                  SALOMON
                       LOOMIS    STRATEGIC   BACK BAY  SALOMON   BACK BAY
PAYMENT  CALENDAR      SAYLES      BOND        BOND      U.S.     MONEY
 YEAR      YEAR   AGE BALANCED OPPORTUNITIES  INCOME  GOVERNMENT  MARKET
-------  -------- --- -------- ------------- -------- ---------- --------
    1      1983    65                         $                   $
    2      1984    66
    3      1985    67
    4      1986    68
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72
    9      1991    73
   10      1992    74
   11      1993    75
   12      1994    76  $          $                     $
   13      1995    77
   14      1996    78
   15      1997    79
   16      1998    80

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 1997, after giving effect to expense caps
or deferrals:    % Loomis Sayles Small Cap,    % Morgan Stanley International
Magnum,    % Alger Equity Growth,    % Goldman Sachs Midcap Value,    % Davis
Venture Value,    % Westpeak Growth and Income,    % Loomis Sayles Balanced,
   % Salomon Strategic Bond Opportunities,    % Back Bay Bond Income,    %
Salomon US Government,    % Back Bay Money Market.) Effective May 1, 1998 the
Goldman Sachs Midcap Value Series is subject to a voluntary expense deferral arrangement with an annual expense limit of .90% of net assets.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** Rates of return and Contract values and benefits shown reflect the Goldman
   Sachs Midcap Value Series' investment advisory fee of .70% of average daily net assets through April 30, 1998. Beginning May 1, 1998 the Series' advisory fee is .75% and is reflected through December 31, 1998.

                            THE FIXED ACCOUNT

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than ten of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed
Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan-out of the Fixed Account.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the Zenith Back Bay Advisors Money Market Sub-account instead.

  We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                                    EXPERTS

  The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to NELICO, includes an explanatory paragraph referring to the change in the basis of accounting and the change in corporate organization), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by H. James Wilson, General Counsel of the Company. Sutherland, Asbill & Brennan LLP, Washington, D.C., have acted as special counsel on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                   APPENDIX A

ABC and affiliates           Indianapolis Star        San Jose Mercury
Atlanta Constitution         Institutional Investor   Seattle Post-
Atlanta Journal              Investment Dealers       Intelligencer
Austin American              Digest                   Seattle Times
Statesman                    Investment Vision        Smart Money
Baltimore Sun                Investor's Daily         St. Louis Post Dispatch
Barron's                     Journal of Commerce      St. Petersburg Times
Bond Buyer                   Kansas City Star         Standard & Poor's
Boston Business Journal      LA Times                 Outlook
Boston Globe                 Leckey, Andrew           Standard & Poor's Stock
Boston Herald                (syndicated column)      Guide
Broker World                 Life Association News    Stanger's Investment
Business Radio Network       Miami Herald             Advisor
Business Week                Milwaukee Sentinel       Stockbroker's Register
CBS and affiliates           Money                    Strategic Insight
CFO                          Money Maker              Tampa Tribune
Changing Times               Money Management Letter  Time
Chicago Sun Times            Morningstar              Tobias, Andrew
Chicago Tribune              National Public Radio    (syndicated column)
Christian Science            National Underwriter     UPI
Monitor                      NBC and affiliates       US News and World Report
Christian Science            New England Business     USA Today
Monitor News Service         New England Cable News   Value Line
Cincinnati Enquirer          New Orleans Times-       Wall St. Journal
Cincinnati Post              Picayune                 Wall Street Letter
CNBC                         New York Daily News      Wall Street Week
CNN                          New York Times           Washington Post
Columbus Dispatch            Newark Star Ledger       WBZ
Dallas Morning News          Newsday                  WBZ-TV
Dallas Times-Herald          Newsweek                 WCVB-TV
Denver Post                  Nightly Business Report  WEEI
Des Moines Register          Orange County Register   WHDH
Detroit Free Press           Orlando Sentinel         Worcester Telegram
Donoghues Money Fund         Pension World            Worth Magazine
Report                       Pensions and Investments WRKO
Dorfman, Dan (syndicated     Personal Investor
column)                      Philadelphia Inquirer
Dow Jones News Service       Porter, Sylvia
Economist                    (syndicated column)
FACS of the Week             Portland Oregonian
Financial News Network       Public Broadcasting
Financial Planning           Service
Financial Services Week      Quinn, Jane Bryant
Financial World              (syndicated column)
Forbes                       Registered
Fort Worth Star-Telegram     Representative
Fortune                      Research Magazine
Fox Network and              Resource
affiliates                   Reuters
Fund Action                  Rukeyser's Business
Hartford Courant             (syndicated column)
Houston Chronicle            Sacramento Bee
INC                          San Francisco Chronicle
                             San Francisco Examiner

This filing contains a prospectus and Statement of Additional Information for each of the two different versions of the contract. A profile prospectus for the new version of the American Growth Series variable annuity contract is also included. A supplement may also be used with each prospectus in connection with sales in Texas.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

PART C.    OTHER INFORMATION

ITEM 24.       Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities as of December 31, 1998 (to be filed by Amendment).

     Statement of Operations for the years ended December 31, 1998 and 1997 (to be filed by Amendment).

     Statement of Changes in Net Assets for the years ended December 31, 1998 and 1997 (to be filed by Amendment).

     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Registration Statement:

     Consolidated Balance Sheets as of December 31, 1998 and 1997 (to be filed by Amendment).

     Consolidated Statements of Earnings for the years ended December 31, 1998, 1997 and 1996 (to be filed by Amendment).

     Consolidated Statements of Equity for the years ended December 31, 1998, 1997 and 1996 (to be filed by Amendment).

     Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996 (to be filed by Amendment).

     Notes to Financial Statements.

(b)  Exhibits

(1) Resolutions of Board of Directors of the Depositor authorizing the Registrant are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

(2)  None.

(3)  (i)   Form of Distribution Agreement is incorporated herein by reference to
Post-Effective Amendment No. 5 to the Registration Statement on Form N-4
(No. 33-85442) filed on May 1, 1998.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

     (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 33-64879) filed on December 11, 1995.

     (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

(4)  (i)   Variable Annuity Contract is incorporated herein by reference to
Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

     (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

     (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 33-85442) filed on June 30, 1998.

     (iv)  Form of Endorsement (IRA).

(5) Application. Additional application is incorporated herein by reference to Registration Statement on Form N-4 (No. 33-64879) filed on December 11,
1995.

(6) (i) Copy of charter (Amended and restated Articles of Incorporation) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

     (ii) Amended and restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

(7)  None

                                     III-2

(8)  None

(9)  Opinion and consent of H. James Wilson, Esq. (to be filed by Amendment).

(10) (i)  Consent of Deloitte & Touche, LLP. (to be filed  by Amendment).

     (ii) Consent of Sutherland Asbill & Brennan LLP (to be filed by
Amendment).

(11) None

(12) None

(13) Schedules of computations for performance quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 33-85442) filed on June 30, 1998.

(14) (i)   Powers of Attorney are incorporated herein by reference to Post-
Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

     (ii) Power of Attorney for James M. Benson is incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-4 (No. 33-85442) filed on June 30, 1998.

     (iii) Powers of Attorney for Robert H. Benmosche, Catherine A. Rein, Richard A. Robinson and David Y. Rogers.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

             NAME AND PRINCIPAL                          POSITIONS AND OFFICES
              BUSINESS ADDRESS                              WITH DEPOSITOR

James M. Benson*                              Chairman, President and Chief
                                              Executive Officer

Robert H. Benmosche                           Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY  10010

Susan C. Crampton                             Director
127 Tarbox Road
Jericho, VT 05465

                                     III-3

             NAME AND PRINCIPAL                          POSITIONS AND OFFICES
              BUSINESS ADDRESS                              WITH DEPOSITOR

Edward A. Fox                                 Director
RR Box 67-15
Harborside, ME   04642

George J. Goodman                             Director
Adam Smith's Money World
50th Floor, Craig Drill Capital
General Motors Building
767 Fifth Street
New York, NY  10153

Dr. Evelyn E. Handler                         Director
74 Tater Street
Mont Vernon,  NH    03057

Philip K. Howard, Esq.                        Director
Howard, Darby & Levin
1330 Avenue of the Americas
New York, NY  10019

Bernard A. Leventhal                          Director
Burlington Industries
1345 Avenue of the Americas
17th Floor
New York, NY  10105

Thomas J. May                                 Director
Boston Edison Company
800 Boylston Street
Boston, MA 02199

Stewart G. Nagler                             Director
Metropolitan Life Insurance
Company
One Madison Avenue
New York, NY 10010

Catherine A. Rein                             Director
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY   10010

                                     III-4

             NAME AND PRINCIPAL                          POSITIONS AND OFFICES
              BUSINESS ADDRESS                              WITH DEPOSITOR

Rand N. Stowell                                                Director
United Timber Corp.
P.O. Box 650
Pine Street
Dixfield, ME 04224

Alexander B. Trowbridge                                        Director
Trowbridge Partners Inc.
1317 F Street, NW, Suite 500
Washington, D.C. 20004


             NAME AND PRINCIPAL                          POSITIONS AND OFFICES
              BUSINESS ADDRESS                              WITH DEPOSITOR
David W. Allen*                               Senior Vice President

Mary Ann Brown*                               President, New England Products and
                                              Services (a business unit of NELICO)

Anthony T. Candito*                           President, NEF Information Services and
                                              Chief Information Officer

Thom A. Faria*                                President, Career Agency System
                                              (a business unit of NELICO)

Anne M. Goggin*                               Senior Vice President and Associate
                                              General Counsel

Daniel D. Jordan*                             Second Vice President, Counsel and
                                              Secretary

Stephan M. Largent*                           Senior Vice President

Alan C. Leland, Jr.*                          Senior Vice President

Bruce C. Long*                                President, New England Annuities
                                              (a business unit of NELICO)

George J. Maloof*                             Senior Vice President

Thomas W. McConnell*                          Senior Vice President

Thomas W. Moore*                              Senior Vice President

                                     III-5

Robert W. Powell*                             President, Life Brokerage
                                              (a business unit of NELICO)

Richard A. Robinson*                          Second Vice President and chief accounting
                                              officer

David Y. Rogers*                              Executive Vice President and Chief
                                              Financial Officer

Gregory A. Ross*                              Executive Vice President

John G. Small, Jr.*                           President, New England Services
                                              (a business unit of NELICO)

H. James Wilson*                              Executive Vice President and General
                                              Counsel

John W. Wright*                               President, New England Financial Employee
                                              Benefits Group (a business unit of NELICO)

Frederick K. Zimmermann*                      Executive Vice President and Chief
                                              Investment Officer

*The principal business address for each of the directors and officers is the same as NELICO's except where indicated otherwise.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    The following list provides information regarding the entities under common control with the Depositor. The Depositor is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. The Depositor is organized under the laws of Massachusetts. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
              AS OF DECEMBER 31, 1997 (to be updated by Amendment)

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1997. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares,

                                     III-6
if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

  1. Metropolitan Property and Casualty Insurance Company (Rhode Island)

     a. Metropolitan Group Property and Casualty Insurance Company (Rhode
        Island)

        i. Metropolitan Reinsurance Company (U.K.) Limited (Great Britain)

     b. Metropolitan Casualty Insurance Company (Rhode Island)
     c. Metropolitan General Insurance Company (Rhode Island)
     d. First General Insurance Company (Georgia)
     e. Metropolitan P&C Insurance Services, Inc. (California)
     f. Metropolitan Lloyds, Inc. (Texas)
     g. Met P&C Managing General Agency, Inc. (Texas)

  2. Metropolitan Insurance and Annuity Company (Delaware)

     a. MetLife Europe I, Inc. (Delaware)
     b. MetLife Europe II, Inc. (Delaware)
     c. MetLife Europe III, Inc. (Delaware)
     d. MetLife Europe IV, Inc. (Delaware)
     e. MetLife Europe V, Inc. (Delaware)
     f. MetLife Healthcare Holdings, Inc. (Delaware)

  3. MetLife General Insurance Agency, Inc. (Delaware)

     a.  MetLife General Insurance Agency of Alabama, Inc. (Alabama)
     b.  MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
     c.  MetLife General Insurance Agency of Mississippi, Inc. (Mississippi)
     d.  MetLife General Insurance Agency of Texas, Inc. (Texas)
     e.  MetLife General Insurance Agency of North Carolina, Inc. (North
         Carolina)
     f.  MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

  4. Metropolitan Asset Management Corporation (Delaware)

     a.  MetLife Capital Holdings, Inc. (Delaware)

         i.  MetLife Capital Corporation (Delaware)

                 (1)  Searles Cogeneration, Inc. (Delaware)
                 (2)  MLYC Cogen, Inc. (Delaware)


                                     III-7

                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJ Finco, Inc. (Delaware)

                           (a) MetLife Capital Credit L.P. (Delaware).
                           Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                               (i)   MetLife Capital CFLI Holdings, LLC (DE)

                                     (1) MetLife Capital CFLI Leasing, LLC (DE)

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                           (a)  MetLife Capital Funding Corp. (Delaware)

                    (7)  MetLife Capital Funding Corp. II (Delaware)

                    (8)  MetLife Capital Funding Corp. III (Delaware)

           ii.  MetLife Capital Financial Corporation (Delaware)
                90% of outstanding equity interest in Metlife Capital Financial Corporation held directly by Metropolitan Life Insurance Company.

           iii. MetLife Financial Acceptance Corporation (Delaware).
                MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           iv.  MetLife Capital International Ltd. (Delaware).

     b. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

     c. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

5.   SSRM Holdings, Inc. (Delaware)

     a.  GFM International Investors Ltd. (United Kingdom).

     b.  GFM International Investors, Inc. (United Kingdom).

                                     III-8

         i.   GFM Investments Limited (United Kingdom)

     c. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

         i.   State Street Research Investment Services, Inc. (Massachusetts)

     d.  SSR Realty Advisors, Inc. (Delaware)

         i.   Metric Management Inc. (Delaware)
         ii.  Metric Property Management, Inc. (Delaware)

              (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

              (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

         iii. Metric Capital Corporation (California)
         iv.  Metric Assignor, Inc. (California)
         v.   SSR AV, Inc. (Delaware)

     6.  MetLife Holdings, Inc. (Delaware)

         a.   MetLife Funding, Inc. (Delaware)
         b.   MetLife Credit Corp. (Delaware)

     7.  Metropolitan Tower Realty Company, Inc. (Delaware)

     8.  Met Life Real Estate Advisors, Inc. (California)

     9.  Security First Group, Inc. (DE)

         a.   Security First Life Insurance Company (DE)

               (i)  Security First Life Insurance Company of Arizona (AZ)

                                     III-9

         b.   Security First Insurance Agency, Inc. (MA)
         c.   Security First Financial Insurance Agency, Inc. (NV)
         d.   Security First Group of Ohio, Inc. (OH)
         e.   Security First Financial, Inc. (DE)
         f.   Security First Investment Management Corporation (DE)
         g.   Security First Management Corporation (DE)
         h.   Security First Real Estate, Inc. (DE)

     10. Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (72%) and by employees of Morguard (28%).

     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)

     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

                                    III-10

I. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q.   P.T. MetLife Sejahtera (Indonesia)

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S.   AFORE Genesis Metropolitan S.A. de C.V. (Mexico)

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Associates of New York, Inc. (New York)

          b.   Cross & Brown Construction Corp. (New York)

          c.   CBNJ, Inc. (New Jersey)

                                    III-11

          d.   Subrown Corp. (New York)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

A.B. MetLife Trust Company, National Association. (United States)
A.C. PESCO Plus, L.C. (Florida). Metropolitan holds a 50% interest in PESCO
     Plus, L.C. and an unaffiliated party holds a 50% interest.

        1. Public Employees Equities Services Company (Florida)

A.D. Benefit Services Corporation (Georgia)
A.E. G.A. Holding Corporation (MA)
A.F. TNE-Y, Inc. (DE)
A.G. CRH., Inc. (MA)
A.H. NELRECO Troy, Inc. (MA)
A.I. TNE Funding Corporation (DE)
A.J. L/C Development Corporation (CA)
A.K. Boylston Capital Advisors, Inc. (MA)

        1. New England Portfolio Advisors, Inc. (MA)

A.L. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.M. DPA Holding Corp. (MA)
A.N. Lyon/Copley Development Corporation (CA)
A.O. NEL Partnership Investments I, Inc. (MA)
A.P. New England Life Mortgage Funding Corporation (MA)
A.Q. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P. A.R. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Funding L.P.

A.S. MetLife New England Holdings, Inc. (DE)

        1. New England Life Insurance Company (MA)

           a. New England Life Holdings, Inc. (DE)

              i. New England Securities Corporation (MA)

                 1. Hereford Insurance Agency, Inc. (MA)
                 2. Hereford Insurance Agency of Alabama, Inc. (AL)
                 3. Hereford Insurance Agency of Minnesota, Inc. (MN)
                 4. Hereford Insurance Agency of Ohio, Inc. (OH)

                                    III-12

                5. Hereford Insurance Agency of New Mexico, Inc. (NM)
         ii.  TNE Advisers, Inc. (MA)
         iii. TNE Information Services, Inc. (MA)
      b. Exeter Reassurance Company, Ltd. (MA)
      c. Omega Reinsurance Corporation (AZ)
      d. New England Pension and Annuity Company (DE)
      e. Newbury Insurance Company, Limited (Bermuda)

2.  New England Investment Companies, Inc. (MA)
      a. New England Investment companies, L.P. (DE) New England Investment Companies, Inc. holds a 1.7% general partnership interest in New England Investment Companies, L.P. MetLife New England Holdings, Inc. holds a 3.3% general partnership interest in New England Investment Companies, L.P.

3.  NEIC Operating Partnership, L.P.
      New England Investment Companies, L.P. holds a 14.2% general partnership Interest and New England Investment Companies, Inc. holds a 0.00002% general Partnership Interest in NEIC operating Partnership, L.P. Metropolitan holds a 46.3% Limited Partnership Interest in NEIC Operating Partnership, L.P.
      a. NEIC Holdings, Inc. (MA)
          i.     Back Bay Advisors, Inc. (MA)
                 (1)   Back Bay Advisors, L.P. (DE)
                       Back Bay Advisors, Inc. holds a 1% general partner interest and NEIC Holdings, Inc. holds a 99% limited partner interest in Back Bay Advisors, L.P.
          ii.    R & T Asset Management, Inc. (MA)
                 (1)   Reich & Tang Distributors, L.P. (DE)
                       R & T Asset Management Inc holds a 1% general interest and R & T Asset Management, L.P. holds a 99.5% limited partner interest in Reich Tang Distributors, L.P.
                 (2)   R & T Asset Management L.P.
                       R & T Asset Management, Inc. holds a 0.5% general partner interest and NEIC Holdings, Inc. hold a 99.5% limited partner interest in R & T Asset Management, L.P.
                 (3)   Reich & Tang Services, L.P. (DE)
                       R & T Asset Management, Inc. holds a 1% general partner interest and R & T Asset Management, L.P. holds a 99% limited partner interest in Reich & Tang Services, L.P.
          iii.   Loomis, Sayles & Company, Inc. (MA)
                 (1)   Loomis Sayles & Company, L.P. (DE)
                       Loomis Sayles & Company, Inc. holds a 1% general partner interest and R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles & Company, L.P.
          iv.    Westpeak Investment Advisors, Inc. (MA)

                                     III-13

                 (1)   Westpeak Investment Advisors, L.P. (DE)
                       Westpeak Investment Advisors, Inc. holds a 1% general partner interest and Reich & Tang holds a 99% limited partner interest in Westpeak Investment Advisors, L.P.
          v.     VNSM, Inc. (DE)
                 (1)   Vaughan, Nelson Scarborough & McConnell, L.P. (DE)
                       VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson Scarborough & McConnell, L.P.

                       a.  Breen Trust Company

          vi.    MC Management, Inc. (MA)
                 (1)   MC Management, L.P. (DE)
                       MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc. holds a 99% limited partner interest in MC Management, L.P.
          vii.   Harris Associates, Inc. (DE)
                 (1)   Harris Associates Securities L.P. (DE)
                       Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates Securities, L.P.
                 (2)   Harris Associates L.P. (DE)
                       Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                             (a) Harris Partners, Inc. (DE)
                             (b) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1% membership interest and Harris Associates L.P. holds a 99% membership interest in Harris Partners L.L.C.
                                   (i)   Aurora Limited Partnership (DE)
                                              Harris Partners L.L.C. holds a 1%
                                              general partner interest

                                   (ii)  Perseus Partners L.P. (DE) Harris
                                              Partners L.L.C. holds a 1% general
                                              partner interest

                                   (iii) Pleiades Partners L.P. (DE) Harris
                                         Partners L.L.C. holds a 1% general
                                         partner interest

                                     III-14

                                 (iv) Stellar Partners L.P. (DE)
                                         Harris Partners L.L.C. holds a 1%
                                         general partner interest

                                 (v)  SPA Partners L.P. (DE) Harris Partners
                                         L.L.C. holds a 1% general partner
                                         interest

      viii.  Graystone Partners, Inc. (MA)
             (1)  Graystone Partners, L.P. (DE)
                  Graystone Partners, Inc. holds a 1% general partner interest and New England NEIC Operating Partnership, L.P. holds a 99% limited partner interest in Graystone Partners, L.P.

      ix.    NEF Corporation (MA)
             (1)  New England Funds, L.P. (DE) NEF Corporation holds a
                  1% general partner interest and NEIC Operating
                  Partnership, L.P. holds a 99% limited partner interest in New England Funds, L.P.

             (2)  New England Funds Management, L.P. (DE) NEF
                  Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds Management, L.P.

      x.     New England Investment Associates, Inc.

      xi.    Snyder Capital Management, Inc.
             (1)  Snyder Capital Management, L.P. NEIC Operating
                  Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.

      xii.   Jurika & Voyles, Inc.
             (1) Jurika & Voyles, L.P NEIC Operating Partnership, L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.

b.    Capital Growth Management, L.P. (DE)
      NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.

c.    AEW Capital Management, Inc. (DE)
      i. AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P.
             holds a 99% limited partnership interest in AEW Securities, L.P.


                                    III-15

      d.    AEW Capital Management L.P. (DE)
            New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
1.    AEW Investment Group, Inc. (MA)
      a.    Copley Public Partnership Holding, L.P. (MA)
            AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership Holding, L.P.
      b.    AEW Management and Advisors L.P. (MA)
            AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            i.     BBC Investment Advisors, Inc. (MA)
                   AEW Investment Group, Inc. holds 60% of the voting securities and Back Bay Advisors, L.P. holds 40% of the voting securities of BBC Investment Advisors, Inc.
1.    BBC Investment Advisors, L.P. (MA)
      BBC Investment Advisors, Inc. holds a 1% general partnership interest and AEW Management and Advisors, L.P. holds a 59.4% limited partnership interest and Back Bay Advisors, L.P. holds a 39.6% limited partnership interest in BBC Investment Advisors, L.P.
      ii. AEW Real Estate Advisors, Inc. (MA)
                   1.  AEW Advisors, Inc. (MA)
                   2.  Copley Properties Company, Inc. (MA)
                   3.  Copley Properties Company II, Inc. (MA)
                   4.  Copley Properties Company III, Inc. (MA)
                   5.  Fourth Copley Corp. (MA)
                   6.  Fifth Copley Corp. (MA)
                   7.  Sixth Copley Corp. (MA)
                   8.  Seventh Copley Corp. (MA).
                   9.  Eighth Copley Corp. (MA).
                   10. First Income Corp. (MA).
                   11. Second Income Corp. (MA).
                   12. Third Income Corp. (MA).
                   13. Fourth Income Corp. (MA).
                   14. Third Singleton Corp. (MA).
                   15. Fourth Singleton Corp. (MA)
                   16. Fifth Singleton Corp. (MA)
                   17. Sixth Singleton Corp. (MA).
                   18. BCOP Associates L.P. (MA)
                        AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
      iii. CREA Western Investors I, Inc. (MA)



                                    III-16

                 1.   CREA Western Investors I, L.P. (DE)
                      CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.

           iv.   CREA Investors Santa Fe Springs, Inc. (MA)

     2.    Copley Public Partnership Holding, L.P. (DE)

           AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.

     3.    AEW Real Estate Advisors, Limited Partnership (MA)

           AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.

     4.   AEW Hotel Investment Corporation (MA)

          a. AEW Hotel Investment, Limited Partnership (MA)

                 AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.

     5.    Aldrich Eastman Global Investment Strategies, LLC (DE)

                 AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S. A., a subsidiary of Metropolitan in which Metropolitan owns a 50% mt

                                    III-17

ST, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE- ---- JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

  As of March 31, 1999, there were _____ owners of tax-qualified Contracts and _____ owners of non-qualified Contracts (to be supplied by Amendment).

ITEM 28. INDEMNIFICATION

  The Depositor's parent, Metropolitan Life Insurance Company ("MetLife") maintains a directors' and officers' liability policy with a maximum coverage of $100 million under which the Depositor and New England Securities Corporation, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter. A provision in the Depositor's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers or employees of the Depositor.


                                    III-18

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable.

  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) New England Securities Corporation also serves as principal underwriter for:

  New England Zenith Fund
  New England Variable Annuity Fund I
  New England Variable Life Separate Account
  New England Retirement Investment Account
  The New England Variable Account

  (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

         Name                   Positions and Offices with       Positions and Offices with
                                   Principal Underwriter                 Registrant
Thomas W. McConnell*            Director, President and CEO      None
Frederick K. Zimmermann**       Chairman of Board, Director      None
Bradley W. Anderson*            Vice President                   None
Molly M. Diggins**              Assistant Clerk                  None
Mark A. Greco*                  Vice President and Chief         None
                                Operating Officer
Anne M. Goggin**                Vice President, General          None
                                Counsel, Secretary and Clerk
Laura A. Hutner*                Vice President                   None
Mitchell A. Karman**            Vice President                   None
John Peruzzi**                  Assistant Vice President and     None
                                Controller
Robert F. Regan***              Vice President                   None

                                    III-19

Jonathan M. Rozek*              Vice President                   None
Andrea M. Ruesch*               Vice President                   None
Larry Thiel                     Vice President                   None
Michael E. Toland*              Vice President, Chief
                                Compliance Officer, Chief
                                Financial Officer, Treasurer,
                                Assistant Secretary and
                                Assistant Clerk

Principal Business Address:    *   399 Boylston Street, Boston, MA 02116
                               **  501 Boylston Street, Boston, MA 02117
                               *** 500 Boylston Street, Boston, MA 02117


       (1)                 (2)                   (3)                   (4)                   (5)
Name of Principal    Net Underwriting
 Underwriter           Discounts and        Compensation on          Brokerage           Compensation
                        Commissions           Redemption            Commissions
New England
 Securities         (to be supplied by            0                      0                     0
 Corporation            Amendment)


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) State Street Bank & Trust Company
         225 Franklin Street Boston
         Massachusetts  02110

     (c) New England Securities Corporation
         399 Boylston Street
         Boston, Massachusetts 02116

                                    III-20

     (d)  New England Life Insurance Company
          501 Boylston Street
          Boston, Massachusetts  02117

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

     (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

     (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

     (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

     New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                     III-21

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, has duly caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts, on the 21st day of January, 1999.

                                   New England Variable Annuity Separate Account
                                           (Registrant)

                                   By:  New England Life Insurance Company
                                                (Depositor)


                                        By:   /s/H. James Wilson
                                           ---------------------------
                                              H. James Wilson, Esq.
                                              Executive Vice President
                                              and General Counsel
Attest:


       /s/ Marie C. Swift
-------------------------------
       Marie C. Swift

                                     III-22

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, has duly caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts, on the 21st day of January, 1999.



                                       New England Life Insurance Company
(Seal)


Attest:    /s/ Marie C. Swift          By: /s/ H. James Wilson
       --------------------------          ------------------------------
           Marie C. Swift                  H. James Wilson, Esq.
                                           Executive Vice President and
                                           General Counsel


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons, in the capacities indicated, on January 21, 1999.

          NAME AND PRINCIPAL                        POSITIONS AND OFFICES
           BUSINESS ADDRESS                            WITH DEPOSITOR

             *                                          Chairman, President and
--------------------------                              Chief Executive Officer
James M. Benson


             *                                                 Director
--------------------------
Robert H. Benmosche


             *                                                 Director
--------------------------
Susan C. Crampton

             *                                                 Director
--------------------------
Edward A. Fox

             *                                                 Director
--------------------------
George J. Goodman

             *                                                 Director
--------------------------
Evelyn E. Handler

             *                                                 Director
--------------------------
Philip K. Howard

             *                                                 Director
--------------------------
Bernard A. Leventhal

                                     III-23


             *                                                 Director
--------------------------
Thomas J. May

             *                                                 Director
--------------------------
Stewart G. Nagler

             *                                                 Director
--------------------------
Catherine A. Rein

             *                                Second Vice President and chief accounting
--------------------------                                     officer
Richard A Robinson

             *                                    Executive Vice President and Chief
--------------------------                                 Financial Officer
David Y. Rogers

             *                                                 Director
--------------------------
Rand N. Stowell

             *                                                 Director
--------------------------
Alexander B. Trowbridge


                                       By:  /s/Anne M. Goggin
                                         ----------------------------------
                                            Anne M. Goggin, Esq.
                                            Attorney-in-fact


* Executed by Anne M. Goggin, Esq. on behalf of those indicated pursuant to Powers of Attorney filed herewith and filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997 and Post-Effective Amendment No. 6 on Form N-4 (No. 33-85442) filed on June 30, 1998.

                                     III-24

                                 Exhibit Index

(1) Resolutions of Board of Directors of the Depositor authorizing the Registrant are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

(2)  None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

     (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 33-64879) filed on December 11, 1995.

     (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

(4) (i) Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4
     (No. 33-85442) filed on May 1, 1998.

     (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

     (iii) Form of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 33-85442) filed on June 30, 1998.

     (iv) Form of Endorsement (IRA).

(5) Application. Additional application is incorporated herein by reference to Registration Statement on Form N-4 (No. 33-64879) filed on December 11,
1995.

(6) (i) Copy of charter (Amended and restated Articles of Incorporation) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

     (ii) Amended and restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

(7)  None

(8)  None

(9)  Opinion and consent of H. James Wilson, Esq. (to be filed  by Amendment).

(10) (i)  Consent of Deloitte & Touche, LLP. (to be filed  by Amendment).

     (ii) Consent of Sutherland Asbill and Brennan LLP (to be filed  by
     Amendment).

(11) None

(12) None

(13) Schedules of computations for performance quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 33-85442) filed on June 30, 1998.

(14) (i)    Powers of Attorney are incorporated herein by reference to Post-
Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 33-85442) filed on April 30, 1997.

     (ii) Power of Attorney for James M. Benson is incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-4 (No. 33-85442) filed on June 30, 1998.

    (iii) Powers of Attorney for Robert H. Benmosche, Catherine A. Rein, Richard A. Robinson and David Y. Rogers.